DODGE & COX STOCK FUND
Portfolio of Investments (unaudited)
              September 30, 2023
Common Stocks: 98.9%
	Shares	Value
Communication Services: 12.5%
Media & Entertainment: 11.4%
Alphabet, Inc., Class A(a)	9,683,500	$1,267,182,810
Alphabet, Inc., Class C(a)	20,837,360	2,747,405,916
Charter Communications, Inc., Class A(a)	5,280,576	2,322,502,936
Comcast Corp., Class A	46,586,094	2,065,627,408
DISH Network Corp., Class A(a)	26,535,537	155,498,247
Fox Corp., Class A	22,503,375	702,105,300
Fox Corp., Class B	8,493,265	245,285,493
Meta Platforms, Inc., Class A(a)	2,948,400	885,139,164
News Corp., Class A	7,765,890	155,783,753
		10,546,531,027
Telecommunication Services: 1.1%
T-Mobile U.S., Inc.(a)	7,309,437	1,023,686,652
		11,570,217,679
Consumer Discretionary: 4.7%
Automobiles & Components: 1.1%
Honda Motor Co., Ltd. ADR (Japan)	30,594,400	1,029,195,616
Consumer Discretionary Distribution & Retail: 1.9%
Amazon.com, Inc.(a)	11,480,600	1,459,413,872
The Gap, Inc.(b)	26,878,300	285,716,329
		1,745,130,201
Consumer Durables & Apparel: 0.4%
VF Corp.(b)	20,765,500	366,926,385
Consumer Services: 1.3%
Booking Holdings, Inc.(a)	401,730	1,238,915,233
		4,380,167,435
Consumer Staples: 2.8%
Food, Beverage & Tobacco: 2.1%
Anheuser-Busch InBev SA/NV ADR (Belgium)	23,225,700	1,284,381,210
Molson Coors Beverage Co., Class B(b)	10,727,325	682,150,597
		1,966,531,807
Household & Personal Products: 0.7%
Haleon PLC ADR (United Kingdom)	77,125,827	642,458,139
		2,608,989,946
Energy: 8.1%
Baker Hughes Co., Class A	30,297,166	1,070,095,903
ConocoPhillips	9,481,734	1,135,911,733
Occidental Petroleum Corp.(b)	60,600,626	3,931,768,615
Occidental Petroleum Corp., Warrant(a)(b)	9,508,814	411,256,206
The Williams Co., Inc.	26,837,757	904,164,034
		7,453,196,491
Financials: 24.2%
Banks: 6.1%
Bank of America Corp.	47,109,200	1,289,849,896
Truist Financial Corp.	34,231,377	979,359,696
Wells Fargo & Co.	81,393,741	3,325,748,257
		5,594,957,849
Financial Services: 14.6%
Capital One Financial Corp.(b)	19,029,035	1,846,767,847
Fidelity National Information Services, Inc.	24,500,400	1,354,137,108
Fiserv, Inc.(a)	23,235,000	2,624,625,600
State Street Corp.	15,044,100	1,007,352,936
The Bank of New York Mellon Corp.	37,331,024	1,592,168,174
The Charles Schwab Corp.	52,921,900	2,905,412,310

	Shares	Value
The Goldman Sachs Group, Inc.	3,993,000	$1,292,015,010
UBS Group AG, NY Shs (Switzerland)	35,966,700	886,579,155
		13,509,058,140
Insurance: 3.5%
Aegon NV, NY Shs (Netherlands)	99,029,539	475,341,787
Brighthouse Financial, Inc.(a)(b)	6,642,463	325,082,139
Lincoln National Corp.	2,782,926	68,710,443
MetLife, Inc.(b)	38,063,742	2,394,590,010
		3,263,724,379
		22,367,740,368
Health Care: 21.7%
Health Care Equipment & Services: 7.4%
Baxter International, Inc.	4,953,800	186,956,412
CVS Health Corp.	18,341,100	1,280,575,602
GE HealthCare Technologies, Inc.	10,707,966	728,570,007
Medtronic PLC	5,079,100	397,998,276
The Cigna Group	9,222,172	2,638,186,744
UnitedHealth Group, Inc.	2,264,260	1,141,617,250
Zimmer Biomet Holdings, Inc.	3,834,200	430,273,924
		6,804,178,215
Pharmaceuticals, Biotechnology & Life Sciences: 14.3%
Alnylam Pharmaceuticals, Inc.(a)	2,397,200	424,544,120
Avantor, Inc.(a)	5,929,600	124,995,968
BioMarin Pharmaceutical, Inc.(a)	8,914,025	788,712,932
Bristol-Myers Squibb Co.	11,355,339	659,063,876
Elanco Animal Health, Inc.(a)(b)	55,396,500	622,656,660
Gilead Sciences, Inc.	24,371,112	1,826,371,133
GSK PLC ADR (United Kingdom)	50,047,977	1,814,239,166
Incyte Corp.(a)(b)	10,306,894	595,429,266
Neurocrine Biosciences, Inc.(a)	142,330	16,012,125
Novartis AG ADR (Switzerland)	11,800,308	1,201,979,373
Regeneron Pharmaceuticals, Inc.(a)	1,555,285	1,279,937,344
Roche Holding AG ADR (Switzerland)	22,255,799	755,139,260
Sanofi ADR (France)	58,212,424	3,122,514,423
		13,231,595,646
		20,035,773,861
Industrials: 10.1%
Capital Goods: 6.5%
Carrier Global Corp.	10,694,779	590,351,801
General Electric Co.	15,777,800	1,744,235,790
Johnson Controls International PLC	31,560,017	1,679,308,505
Otis Worldwide Corp.	4,077,150	327,435,916
RTX Corp.	22,905,800	1,648,530,426
		5,989,862,438
Transportation: 3.6%
FedEx Corp.	9,532,677	2,525,396,791
Norfolk Southern Corp.	4,044,900	796,562,157
		3,321,958,948
		9,311,821,386
Information Technology: 12.3%
Semiconductors & Semiconductor Equipment: 1.0%
Microchip Technology, Inc.	11,477,566	895,824,026
Software & Services: 5.7%
Cognizant Technology Solutions Corp., Class A	14,435,177	977,838,890
Microsoft Corp.	7,155,900	2,259,475,425
VMware, Inc., Class A(a)	12,533,025	2,086,498,002
		5,323,812,317
1 / Dodge & Cox Stock FundSee accompanying Notes to Portfolio of Investments

Portfolio of Investments (unaudited)
             September 30, 2023
Common Stocks (continued)
	Shares	Value
Technology, Hardware & Equipment: 5.6%
Cisco Systems, Inc.	21,109,487	$1,134,846,021
Coherent Corp.(a)(b)	10,409,900	339,779,136
Dell Technologies, Inc., Class C	7,685,248	529,513,587
Hewlett Packard Enterprise Co.	41,857,549	727,065,626
HP, Inc.	26,316,056	676,322,640
Juniper Networks, Inc.(b)	26,720,265	742,556,165
TE Connectivity, Ltd.	8,184,075	1,010,978,785
		5,161,061,960
		11,380,698,303
Materials: 1.7%
Celanese Corp.	4,442,098	557,572,141
LyondellBasell Industries NV, Class A	10,501,363	994,479,076
		1,552,051,217
Real Estate: 0.2%
Equity Real Estate Investment Trusts (Reits): 0.2%
Gaming & Leisure Properties, Inc. REIT	4,465,881	203,420,879
Utilities: 0.6%
Dominion Energy, Inc.	11,247,400	502,421,358
Total Common Stocks (Cost $64,258,458,202)		$91,366,498,923
Short-Term Investments: 1.2%
	Par Value/ Shares	Value
Repurchase Agreements: 0.8%
Fixed Income Clearing Corporation(c) 2.70%, dated 9/29/23, due 10/2/23, maturity value $407,882,753	407,791,000	$407,791,000
Fixed Income Clearing Corporation(c) 5.28%, dated 9/29/23, due 10/2/23, maturity value $340,149,600	340,000,000	340,000,000
		747,791,000

	Par Value/ Shares	Value
Money Market Fund: 0.4%
State Street Institutional U.S. Government Money Market Fund - Premier Class	370,831,906	$370,831,906
Total Short-Term Investments (Cost $1,118,622,906)		$1,118,622,906
Total Investments In Securities (Cost $65,377,081,108)	100.1%	$92,485,121,829
Other Assets Less Liabilities	(0.1)%	(58,277,618)
Net Assets	100.0%	$92,426,844,211
(a)	Non-income producing
(b)	See below regarding holdings of 5% voting securities
(c)	Repurchase agreement is collateralized by U.S. Treasury Notes 0.625%- 4.625%, 2/28/26-5/31/30. Total collateral value is $762,746,892.
The Fund usually classifies a company or issuer based on its country of risk, but may designate a different country in certain circumstances.

ADR: American Depositary Receipt
NY Shs: New York Registry Shares
Holdings of 5% Voting Securities
Each of the companies listed below was considered to be an affiliate of the Fund because the Fund owned 5% or more of the company’s voting securities during all or part of the period ended September 30, 2023. Further detail on these holdings and related activity during the period appear below.
See accompanying Notes to Portfolio of InvestmentsDodge & Cox Stock Fund / 2

Portfolio of Investments (unaudited)
             September 30, 2023
Holdings of 5% Voting Securities  (continued)
	Value at Beginning of Period	Additions	Reductions	Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation	Value at End of Period	Dividend Income (net of foreign taxes, if any)
Common Stocks 10.2%
Consumer Discretionary 0.7%
Qurate Retail, Inc., Series A(a)	$54,134,800	$—	$(79,882,530)	$(246,514,218)	$272,261,948	$— (b)	$—
The Gap, Inc.	300,407,832	3,138,520	(438,240)	38,880	(17,430,663)	285,716,329	11,999,055
VF Corp.	—	372,708,942	—	—	(5,782,557)	366,926,385	1,189,920
						652,642,714
Consumer Staples 0.0%
Molson Coors Beverage Co., Class B	937,428,296	50,582,890	(551,033,081)	26,604,804	218,567,688	— (b)	19,568,429
Energy 4.7%
Occidental Petroleum Corp.	3,814,279,201	40,950,105	(35,360,548)	29,497,652	82,402,205	3,931,768,615	32,629,586
Occidental Petroleum Corp., Warrant(a)	388,512,434	4,231,113	(660,620)	576,470	18,596,809	411,256,206	—
						4,343,024,821
Financials 2.9%
Brighthouse Financial, Inc.(a)	339,815,663	1,189,056	(599,522)	154,652	(15,477,710)	325,082,139	—
Capital One Financial Corp.	2,188,456,232	23,080,872	(546,143,713)	91,968,118	89,406,338	— (b)	40,043,076
MetLife, Inc.	2,700,192,872	48,942,160	(4,161,600)	2,433,047	(352,816,471)	2,394,590,010	57,923,159
						2,719,672,149
Health Care 0.7%
Elanco Animal Health, Inc.(a)	670,918,326	6,780,139	(1,188,778)	163,185	(54,016,212)	622,656,660	—
Incyte Corp.(a)	964,024,736	2,763,151	(110,785,091)	(35,499,060)	(225,074,470)	— (b)	—
						622,656,660
Information Technology 1.2%
Coherent Corp.(a)	396,514,170	4,369,680	(48,194,320)	(15,566,242)	2,655,848	339,779,136	—
Juniper Networks, Inc.	846,430,717	8,455,077	(1,431,477)	339,158	(111,237,310)	742,556,165	17,489,889
Micro Focus International PLC ADR	143,767,217	—	(146,398,863)	(507,330,777)	509,962,423	— (b)	—
						1,082,335,301
				$(653,134,331)	$412,017,866	$9,420,331,645	$180,843,114
(a)	Non-income producing
(b)	Company was not an affiliate at period end
3 / Dodge & Cox Stock FundSee accompanying Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS (unaudited)
Security valuation. The Fund’s net assets are normally valued as of the scheduled close of trading on the New York Stock Exchange (NYSE), generally 4 p.m. Eastern Time, each day that the NYSE is open for business.
Portfolio holdings for which market quotes are readily available are valued at market value. Listed securities, for example, are generally valued using the official quoted close price or the last sale on the exchange that is determined to be the primary market for the security. Exchange-traded derivatives are generally valued at the settlement price determined by the relevant exchange. Short-term securities less than 60 days to maturity may be valued at amortized cost if amortized cost approximates current value. Mutual funds are valued at their respective net asset values. Security values are not discounted based on the size of the Fund’s position and may differ from the value a Fund receives upon sale of the securities. All securities held by the Fund are denominated in U.S. dollars.
If market quotations are not readily available or if normal valuation procedures produce valuations that are deemed unreliable or inappropriate under the circumstances existing at the time, the investment will be valued at fair value as determined in good faith by Dodge & Cox. The Board of Trustees has appointed Dodge & Cox, the Fund’s investment manager, as its "valuation designee", as permitted by Rule 2a-5 under the Investment Company Act of 1940, to make fair value determinations in accordance with the Dodge & Cox Funds Valuation Policies (“Valuation Policies”), subject to Board oversight. Dodge & Cox has established a Pricing Committee that is comprised of representatives from Treasury, Legal, Compliance, and Operations. The Pricing Committee is responsible for implementing the Valuation Policies, including determining the fair value of securities and other investments when necessary. The Pricing Committee considers relevant indications of value that are reasonably available to it in determining the fair value assigned to a particular security, such as the value of similar financial instruments, trading volumes, contractual restrictions on disposition, related corporate actions, and changes in economic conditions. In doing so, the Pricing Committee employs various methods for calibrating fair valuation approaches, including a regular review of key inputs and assumptions, back-testing, and review of any related market activity.
Valuing securities through a fair value determination involves greater reliance on judgment than valuation of securities based on readily available market quotations. In some instances, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a security’s value. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Valuation measurements. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.
◾ Level 1: Unadjusted quoted prices in active markets for identical securities
◾ Level 2: Other significant observable inputs (including quoted prices for similar securities, market indices, interest rates, credit risk, forward exchange rates, etc.)
◾ Level 3: Significant unobservable inputs (including Fund management’s assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s holdings at September 30, 2023:
Classification	LEVEL 1 (Quoted Prices)	LEVEL 2 (Other Significant Observable Inputs)
Securities
Common Stocks
Communication Services	$11,570,217,679	$—
Consumer Discretionary	4,380,167,435	—
Consumer Staples	2,608,989,946	—
Energy	7,453,196,491	—
Financials	22,367,740,368	—
Health Care	20,035,773,861	—
Industrials	9,311,821,386	—
Information Technology	11,380,698,303	—
Materials	1,552,051,217	—
Real Estate	203,420,879	—
Utilities	502,421,358	—
Short-Term Investments
Repurchase Agreements	—	747,791,000
Money Market Fund	370,831,906	—
Total Securities	$91,737,330,829	$747,791,000
Security transactions. Security transactions are recorded on the trade date.
Dodge & Cox Stock Fund / 4

DODGE & COX GLOBAL STOCK FUND
Consolidated Portfolio of Investments (unaudited)
              September 30, 2023
Common Stocks: 96.6%
	Shares	Value
Communication Services: 11.6%
Media & Entertainment: 10.6%
Alphabet, Inc., Class C(a) (United States)	3,131,480	$412,885,638
Baidu, Inc. ADR(a) (China)	371,900	49,964,765
Charter Communications, Inc., Class A(a) (United States)	644,997	283,682,580
Comcast Corp., Class A (United States)	6,129,900	271,799,766
DISH Network Corp., Class A(a) (United States)	1,642,900	9,627,394
Grupo Televisa SAB ADR (Mexico)	9,665,600	29,480,080
Meta Platforms, Inc., Class A(a) (United States)	266,600	80,035,986
		1,137,476,209
Telecommunication Services: 1.0%
T-Mobile U.S., Inc.(a) (United States)	732,900	102,642,645
		1,240,118,854
Consumer Discretionary: 8.1%
Automobiles & Components: 0.6%
Stellantis NV (Netherlands)	3,286,823	63,043,983
Consumer Discretionary Distribution & Retail: 5.1%
Alibaba Group Holding, Ltd. ADR(a) (China)	2,123,500	184,192,390
Amazon.com, Inc.(a) (United States)	1,119,500	142,310,840
JD.com, Inc. ADR (China)	1,925,746	56,096,981
Prosus NV, Class N(a) (China)	5,335,617	157,238,334
		539,838,545
Consumer Durables & Apparel: 0.8%
adidas AG (Germany)	273,000	48,065,440
VF Corp. (United States)	2,422,600	42,807,342
		90,872,782
Consumer Services: 1.6%
Booking Holdings, Inc.(a) (United States)	35,300	108,863,435
Entain PLC (United Kingdom)	5,851,600	66,603,453
		175,466,888
		869,222,198
Consumer Staples: 3.0%
Food, Beverage & Tobacco: 1.7%
Anheuser-Busch InBev SA/NV (Belgium)	3,356,200	184,819,659
Household & Personal Products: 1.3%
Haleon PLC (United Kingdom)	32,409,400	134,484,903
		319,304,562
Energy: 8.1%
Occidental Petroleum Corp. (United States)	4,541,463	294,650,119
Occidental Petroleum Corp., Warrant(a) (United States)	939,445	40,630,996
Ovintiv, Inc. (United States)	5,392,438	256,518,276
Suncor Energy, Inc. (Canada)	7,934,100	272,774,358
		864,573,749
Financials: 27.6%
Banks: 14.1%
Axis Bank, Ltd. (India)	16,230,300	201,674,963
Banco Santander SA (Spain)	68,813,894	261,311,932
Barclays PLC (United Kingdom)	97,130,400	188,120,622
BNP Paribas SA (France)	3,469,100	220,853,113
Credicorp, Ltd. (Peru)	618,900	79,200,633
ICICI Bank, Ltd. (India)	7,058,936	80,821,584

	Shares	Value
Standard Chartered PLC (United Kingdom)	24,419,477	$225,683,305
Truist Financial Corp. (United States)	3,375,500	96,573,055
Wells Fargo & Co. (United States)	3,787,673	154,764,319
		1,509,003,526
Financial Services: 10.8%
Capital One Financial Corp. (United States)	911,089	88,421,188
Fidelity National Information Services, Inc. (United States)	2,329,000	128,723,830
Fiserv, Inc.(a) (United States)	1,390,000	157,014,400
Jackson Financial, Inc., Class A (United States)	2,411,382	92,163,020
The Bank of New York Mellon Corp. (United States)	3,368,100	143,649,465
The Charles Schwab Corp. (United States)	3,439,700	188,839,530
UBS Group AG (Switzerland)	9,572,500	236,610,751
XP, Inc., Class A (Brazil)	4,870,967	112,275,789
		1,147,697,973
Insurance: 2.7%
Aegon NV (Netherlands)	10,342,692	49,848,079
Aviva PLC (United Kingdom)	19,684,043	93,071,645
MetLife, Inc. (United States)	1,403,400	88,287,894
Prudential PLC (Hong Kong)	5,278,600	56,840,605
		288,048,223
		2,944,749,722
Health Care: 18.2%
Health Care Equipment & Services: 5.1%
Baxter International, Inc. (United States)	1,386,800	52,337,832
CVS Health Corp. (United States)	1,124,700	78,526,554
Fresenius Medical Care AG & Co. KGaA (Germany)	2,844,500	122,856,810
GE HealthCare Technologies, Inc. (United States)	1,179,100	80,225,964
The Cigna Group (United States)	445,238	127,369,235
UnitedHealth Group, Inc. (United States)	162,500	81,930,875
		543,247,270
Pharmaceuticals, Biotechnology & Life Sciences: 13.1%
Alnylam Pharmaceuticals, Inc.(a) (United States)	306,141	54,217,571
Avantor, Inc.(a) (United States)	2,362,900	49,809,932
Bayer AG (Germany)	1,691,020	81,219,543
BioMarin Pharmaceutical, Inc.(a) (United States)	900,900	79,711,632
Elanco Animal Health, Inc.(a) (United States)	3,725,000	41,869,000
GSK PLC (United Kingdom)	16,955,320	306,512,892
Incyte Corp.(a) (United States)	1,184,480	68,427,410
Neurocrine Biosciences, Inc.(a) (United States)	5,000	562,500
Novartis AG (Switzerland)	956,900	97,645,831
Regeneron Pharmaceuticals, Inc.(a) (United States)	138,152	113,693,570
Roche Holding AG (Switzerland)	479,400	130,763,627
Sanofi (France)	3,484,257	373,868,387
		1,398,301,895
		1,941,549,165
Industrials: 7.0%
Capital Goods: 4.2%
General Electric Co. (United States)	482,700	53,362,485
1 / Dodge & Cox Global Stock FundSee accompanying Notes to Consolidated Portfolio of Investments

Consolidated Portfolio of Investments (unaudited)
             September 30, 2023
Common Stocks (continued)
	Shares	Value
Johnson Controls International PLC (United States)	2,410,803	$128,278,828
Mitsubishi Electric Corp. (Japan)	13,050,600	161,345,181
RTX Corp. (United States)	1,430,000	102,917,100
		445,903,594
Transportation: 2.8%
FedEx Corp. (United States)	757,100	200,570,932
Norfolk Southern Corp. (United States)	530,700	104,510,751
		305,081,683
		750,985,277
Information Technology: 6.0%
Semiconductors & Semiconductor Equipment: 0.6%
Microchip Technology, Inc. (United States)	868,000	67,747,400
Software & Services: 4.2%
Cognizant Technology Solutions Corp., Class A (United States)	447,300	30,300,102
Microsoft Corp. (United States)	607,100	191,691,825
VMware, Inc., Class A(a) (United States)	1,380,429	229,813,820
		451,805,747
Technology, Hardware & Equipment: 1.2%
Cisco Systems, Inc. (United States)	138,400	7,440,384
Coherent Corp.(a) (United States)	1,786,719	58,318,508
TE Connectivity, Ltd. (United States)	473,115	58,443,896
		124,202,788
		643,755,935
Materials: 6.8%
Akzo Nobel NV (Netherlands)	1,549,200	111,797,294
Celanese Corp. (United States)	582,200	73,077,744
Glencore PLC (Australia)	15,316,600	87,592,683
Holcim, Ltd. (Switzerland)	663,662	42,491,316
LyondellBasell Industries NV, Class A (United States)	1,194,000	113,071,800
Mitsubishi Chemical Group Corp. (Japan)	22,100,500	139,289,563
Nutrien, Ltd. (Canada)	1,252,300	77,342,048
Teck Resources, Ltd., Class B (Canada)	1,918,600	82,672,474
		727,334,922
Real Estate: 0.2%
Real Estate Management & Development: 0.2%
Daito Trust Construction Co., Ltd. (Japan)	182,100	19,181,960
Total Common Stocks (Cost $8,152,495,259)		$10,320,776,344
Preferred Stocks: 2.0%
	Shares	Value
Financials: 1.2%
Banks: 1.2%
Itau Unibanco Holding SA, Pfd (Brazil)	22,937,193	$124,164,889
Information Technology: 0.8%
Technology, Hardware & Equipment: 0.8%
Samsung Electronics Co., Ltd., Pfd (South Korea)	2,195,330	88,631,290
Total Preferred Stocks (Cost $141,538,212)		$212,796,179
Short-Term Investments: 1.4%
	Par Value/ Shares	Value
Repurchase Agreements: 1.0%
Fixed Income Clearing Corporation(b) 2.70%, dated 9/29/23, due 10/2/23, maturity value $53,722,085	$53,710,000	$53,710,000
Fixed Income Clearing Corporation(b) 5.28%, dated 9/29/23, due 10/2/23, maturity value $50,022,000	50,000,000	50,000,000
		103,710,000
Money Market Fund: 0.4%
State Street Institutional U.S. Government Money Market Fund - Premier Class	42,809,467	42,809,467
Total Short-Term Investments (Cost $146,519,467)		$146,519,467
Total Investments In Securities (Cost $8,440,552,938)	100.0%	$10,680,091,990
Other Assets Less Liabilities	(0.0)%	(609,922)
Net Assets	100.0%	$10,679,482,068
(a)	Non-income producing
(b)	Repurchase agreement is collateralized by U.S. Treasury Notes 0.625%- 2.50%, 2/28/26-5/15/30. Total collateral value is $105,784,250.
The Fund usually classifies a company or issuer based on its country of risk, but may designate a different country in certain circumstances.

ADR: American Depositary Receipt
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value / Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Index— Long Position	345	12/15/23	$74,614,875	$(3,205,773)
Euro Stoxx 50 Index— Long Position	312	12/15/23	13,867,400	(245,101)
MSCI EAFE Index— Long Position	112	12/15/23	11,432,400	(409,620)
MSCI Emerging Markets Index— Long Position	119	12/15/23	5,685,225	(201,247)
Yen Denominated Nikkei 225 Index— Long Position	87	12/7/23	9,263,835	(265,217)
				$(4,326,958)
See accompanying Notes to Consolidated Portfolio of InvestmentsDodge & Cox Global Stock Fund / 2

Consolidated Portfolio of Investments (unaudited)
             September 30, 2023
Currency Forward Contracts
Counterparty	Settle Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
CNH: Chinese Yuan Renminbi
Bank of America	10/18/23	USD	7,111,836	CNH	48,580,950	$453,265
Goldman Sachs	10/18/23	USD	7,211,884	CNH	49,317,025	452,426
Goldman Sachs	10/18/23	USD	1,051,914	CNH	7,104,208	78,202
HSBC	10/18/23	USD	7,215,577	CNH	49,317,025	456,119
HSBC	10/18/23	USD	1,051,666	CNH	7,104,216	77,953
HSBC	10/18/23	USD	1,051,919	CNH	7,105,920	77,972
HSBC	10/18/23	USD	1,051,698	CNH	7,104,220	77,984
JPMorgan	10/18/23	USD	1,052,150	CNH	7,104,220	78,436
JPMorgan	10/18/23	USD	1,052,476	CNH	7,104,216	78,763
Bank of America	11/8/23	USD	7,010,565	CNH	48,358,992	377,642
Bank of America	11/8/23	USD	6,988,610	CNH	48,118,400	388,686
Bank of America	11/8/23	USD	6,907,655	CNH	47,637,216	373,730
HSBC	11/8/23	USD	8,257,686	CNH	57,642,780	351,398
HSBC	11/8/23	USD	8,218,605	CNH	57,356,000	351,651
JPMorgan	11/8/23	USD	8,212,486	CNH	57,356,000	345,532
JPMorgan	11/8/23	USD	8,133,622	CNH	56,782,440	345,337
Standard Chartered	11/8/23	USD	7,017,591	CNH	48,358,992	384,667
Standard Chartered	11/8/23	USD	6,983,711	CNH	48,118,400	383,787
Standard Chartered	11/8/23	USD	8,256,752	CNH	57,642,780	350,463
HSBC	12/6/23	USD	8,534,377	CNH	56,774,943	737,013
HSBC	12/6/23	USD	8,543,637	CNH	56,775,029	746,261
Bank of America	1/10/24	USD	7,161,379	CNH	48,029,937	552,535
HSBC	1/10/24	USD	7,165,858	CNH	48,018,412	558,600
HSBC	1/10/24	USD	7,179,609	CNH	48,020,814	572,020
JPMorgan	1/10/24	USD	7,165,569	CNH	48,013,611	558,971
JPMorgan	1/10/24	USD	7,176,390	CNH	48,020,814	568,801
JPMorgan	1/10/24	USD	7,165,965	CNH	48,018,412	558,706
Bank of America	2/7/24	USD	2,151,890	CNH	14,298,235	180,780
Goldman Sachs	2/7/24	USD	2,151,894	CNH	14,298,258	180,780
HSBC	2/7/24	USD	2,151,990	CNH	14,298,250	180,878
JPMorgan	2/7/24	USD	2,151,894	CNH	14,298,257	180,780
Barclays	3/13/24	USD	5,136,917	CNH	36,043,181	156,345
HSBC	3/13/24	USD	5,138,305	CNH	36,042,639	157,808
UBS	3/13/24	USD	5,138,748	CNH	36,043,180	158,176
Citibank	4/17/24	USD	5,735,932	CNH	40,208,687	166,394
UBS	4/17/24	USD	5,739,334	CNH	40,208,626	169,804
UBS	4/17/24	USD	5,737,033	CNH	40,208,687	167,495
Bank of America	5/22/24	USD	4,630,403	CNH	32,473,017	120,876
Barclays	5/22/24	USD	4,632,583	CNH	32,473,016	123,056
Citibank	5/22/24	USD	4,640,326	CNH	32,473,000	130,801
JPMorgan	5/22/24	USD	4,635,816	CNH	32,472,967	126,296
HSBC	6/5/24	USD	10,353,889	CNH	72,500,000	275,506
HSBC	6/5/24	USD	10,358,327	CNH	72,500,000	279,944
HSBC	7/10/24	USD	11,408,891	CNH	79,175,424	374,298
HSBC	7/10/24	USD	11,402,880	CNH	79,187,302	366,632
JPMorgan	7/10/24	USD	11,402,059	CNH	79,187,302	365,811
Standard Chartered	7/10/24	USD	15,658,056	CNH	109,802,430	355,010
State Street	7/10/24	USD	15,667,746	CNH	109,802,430	364,701
Citibank	8/14/24	USD	7,310,008	CNH	51,545,256	107,933
HSBC	8/14/24	USD	7,312,929	CNH	51,545,178	110,864
HSBC	8/14/24	USD	7,306,202	CNH	51,545,256	104,127
Bank of America	9/12/24	USD	6,506,998	CNH	46,369,000	14,491
Unrealized gain on currency forward contracts						15,256,506
Unrealized loss on currency forward contracts						—
Net unrealized gain on currency forward contracts						$15,256,506
The listed counterparty may be the parent company or one of its subsidiaries.
3 / Dodge & Cox Global Stock FundSee accompanying Notes to Consolidated Portfolio of Investments

NOTES TO CONSOLIDATED PORTFOLIO OF INVESTMENTS (unaudited)
Security valuation. The Fund’s net assets are normally valued as of the scheduled close of trading on the New York Stock Exchange (NYSE), generally 4 p.m. Eastern Time, each day that the NYSE is open for business.
Portfolio holdings for which market quotes are readily available are valued at market value. Listed securities, for example, are generally valued using the official quoted close price or the last sale on the exchange that is determined to be the primary market for the security. Exchange-traded derivatives are valued at the settlement price determined by the relevant exchange. Short-term securities less than 60 days to maturity may be valued at amortized cost if amortized cost approximates current value. Mutual funds are valued at their respective net asset values. Security values are not discounted based on the size of the Fund’s position and may differ from the value a Fund receives upon sale of the securities.
Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using prevailing exchange rates. Currency forward contracts are valued based on the prevailing forward exchange rates of the underlying currencies. As a result, the Fund’s net assets may be affected by changes in the value of currencies in relation to the U.S. dollar.
If market quotations are not readily available or if normal valuation procedures produce valuations that are deemed unreliable or inappropriate under the circumstances existing at the time, the investment will be valued at fair value as determined in good faith by Dodge & Cox. The Board of Trustees has appointed Dodge & Cox, the Fund’s investment manager, as its "valuation designee", as permitted by Rule 2a-5 under the Investment Company Act of 1940, to make fair value determinations in accordance with the Dodge & Cox Funds Valuation Policies (“Valuation Policies”), subject to Board oversight. Dodge & Cox has established a Pricing Committee that is comprised of representatives from Treasury, Legal, Compliance, and Operations. The Pricing Committee is responsible for implementing the Valuation Policies, including determining the fair value of securities and other investments when necessary. The Pricing Committee considers relevant indications of value that are reasonably available to it in determining the fair value assigned to a particular security, such as the value of similar financial instruments, trading volumes, contractual restrictions on disposition, related corporate actions, and changes in economic conditions. In doing so, the Pricing Committee employs various methods for calibrating fair valuation approaches, including a regular review of key inputs and assumptions, back-testing, and review of any related market activity.
As trading in securities on most foreign exchanges is normally completed before the close of the NYSE, the value of non-U.S. securities can change by the time the Fund calculates its net asset value. To address these changes, the Fund may utilize adjustment factors provided by an independent pricing service to systematically value non-U.S. securities at fair value. These adjustment factors are based on statistical analyses of subsequent movements and changes in U.S. markets and financial instruments trading in U.S. markets that represent foreign securities or baskets of securities.
Valuing securities through a fair value determination involves greater reliance on judgment than valuation of securities based on readily available market quotations. In some instances, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a security’s value. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Valuation measurements. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.
◾ Level 1: Unadjusted quoted prices in active markets for identical securities
◾ Level 2: Other significant observable inputs (including quoted prices for similar securities, market indices, interest rates, credit risk, forward exchange rates, etc.)
◾ Level 3: Significant unobservable inputs (including Fund management’s assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s holdings at September 30, 2023:
Classification	LEVEL 1 (Quoted Prices)	LEVEL 2 (Other Significant Observable Inputs)
Securities
Common Stocks
Communication Services	$1,240,118,854	$—
Consumer Discretionary	534,270,988	334,951,210
Consumer Staples	—	319,304,562
Energy	864,573,749	—
Financials	1,329,913,123	1,614,836,599
Health Care	828,682,075	1,112,867,090
Industrials	589,640,096	161,345,181
Information Technology	643,755,935	—
Materials	346,164,066	381,170,856
Real Estate	—	19,181,960
Preferred Stocks
Financials	124,164,889	—
Information Technology	—	88,631,290
Short-Term Investments
Repurchase Agreements	—	103,710,000
Money Market Fund	42,809,467	—
Dodge & Cox Global Stock Fund / 4

NOTES TO CONSOLIDATED PORTFOLIO OF INVESTMENTS (unaudited)
Classification	LEVEL 1 (Quoted Prices)	LEVEL 2 (Other Significant Observable Inputs)
Total Securities	$6,544,093,242	$4,135,998,748
Other Investments
Futures Contracts
Depreciation	$(4,326,958)	$—
Currency Forward Contracts
Appreciation	—	15,256,506
Security transactions. Security transactions are recorded on the trade date.
5 / Dodge & Cox Global Stock Fund

DODGE & COX INTERNATIONAL STOCK FUND
Consolidated Portfolio of Investments (unaudited)
              September 30, 2023
Common Stocks: 92.9%
	Shares	Value
Communication Services: 3.4%
Media & Entertainment: 1.6%
Baidu, Inc. ADR(a) (China)	2,348,785	$315,559,265
Grupo Televisa SAB ADR (Mexico)	46,380,780	141,461,379
NetEase, Inc. ADR (China)	2,541,526	254,559,244
		711,579,888
Telecommunication Services: 1.8%
Deutsche Telekom AG (Germany)	20,568,600	431,929,009
Liberty Global PLC, Class A(a) (United Kingdom)	4,612,561	78,967,045
Liberty Global PLC, Class C(a) (United Kingdom)	8,459,768	157,013,294
Millicom International Cellular SA SDR(a) (Guatemala)	8,247,010	128,027,239
		795,936,587
		1,507,516,475
Consumer Discretionary: 11.0%
Automobiles & Components: 3.0%
Honda Motor Co., Ltd. (Japan)	66,790,065	751,003,807
Stellantis NV (Netherlands)	30,000,000	575,424,803
		1,326,428,610
Consumer Discretionary Distribution & Retail: 5.4%
Alibaba Group Holding, Ltd. ADR(a) (China)	10,461,800	907,456,532
JD.com, Inc. ADR (China)	14,121,748	411,366,519
Prosus NV, Class N(a) (China)	37,787,945	1,113,594,459
		2,432,417,510
Consumer Durables & Apparel: 0.5%
adidas AG (Germany)	1,200,700	211,399,906
Consumer Services: 2.1%
Booking Holdings, Inc.(a) (United States)	174,500	538,149,275
Entain PLC (United Kingdom)	28,586,660	325,376,011
Flutter Entertainment PLC(a) (Ireland)	604,478	98,664,724
		962,190,010
		4,932,436,036
Consumer Staples: 6.9%
Consumer Staples Distribution & Retail: 0.8%
Seven & i Holdings Co., Ltd. (Japan)	9,107,900	356,661,567
Food, Beverage & Tobacco: 4.0%
Anheuser-Busch InBev SA/NV (Belgium)	13,195,900	726,673,540
Danone SA (France)	4,996,200	275,270,204
Imperial Brands PLC (United Kingdom)	38,224,397	776,217,013
		1,778,160,757
Household & Personal Products: 2.1%
Beiersdorf AG (Germany)	2,805,200	362,219,328
Haleon PLC (United Kingdom)	137,599,004	570,975,974
		933,195,302
		3,068,017,626
Energy: 8.7%
Equinor ASA (Norway)	13,819,538	453,095,746
Ovintiv, Inc.(b) (United States)	15,511,124	737,864,169
Suncor Energy, Inc. (Canada)	29,228,854	1,004,888,000
TC Energy Corp. (Canada)	11,385,400	391,771,614
TotalEnergies SE (France)	19,464,870	1,280,931,657
		3,868,551,186

	Shares	Value
Financials: 24.4%
Banks: 17.1%
Axis Bank, Ltd. (India)	97,674,150	$1,213,682,471
Banco Santander SA (Spain)	394,321,616	1,497,385,736
Barclays PLC (United Kingdom)	540,610,208	1,047,045,300
BNP Paribas SA (France)	22,721,892	1,446,542,500
Credicorp, Ltd. (Peru)	3,335,080	426,790,188
ICICI Bank, Ltd. (India)	61,186,476	700,557,123
Mitsubishi UFJ Financial Group, Inc. (Japan)	38,669,100	327,988,960
Standard Chartered PLC (United Kingdom)	107,711,814	995,465,960
		7,655,458,238
Financial Services: 4.6%
UBS Group AG (Switzerland)	67,208,142	1,661,234,679
XP, Inc., Class A (Brazil)	17,776,502	409,748,371
		2,070,983,050
Insurance: 2.7%
Aegon NV (Netherlands)	52,466,275	252,868,696
Aviva PLC (United Kingdom)	99,490,252	470,417,656
Prudential PLC (Hong Kong)	43,830,847	471,975,874
		1,195,262,226
		10,921,703,514
Health Care: 15.0%
Health Care Equipment & Services: 1.7%
Fresenius Medical Care AG & Co. KGaA (Germany)	11,957,262	516,446,149
Olympus Corp. (Japan)	19,797,900	256,502,972
		772,949,121
Pharmaceuticals, Biotechnology & Life Sciences: 13.3%
Bayer AG (Germany)	11,930,510	573,021,355
GSK PLC (United Kingdom)	68,472,120	1,237,817,249
Novartis AG (Switzerland)	14,908,470	1,521,318,782
Roche Holding AG (Switzerland)	3,372,500	919,900,571
Sanofi (France)	15,600,422	1,673,959,356
		5,926,017,313
		6,698,966,434
Industrials: 5.8%
Capital Goods: 5.8%
Johnson Controls International PLC (United States)	16,159,901	859,868,332
Mitsubishi Electric Corp. (Japan)	68,052,100	841,331,311
Nidec Corp. (Japan)	3,792,600	175,693,767
Schneider Electric SE (France)	2,269,046	374,081,218
Smiths Group PLC(b) (United Kingdom)	18,150,616	357,634,602
		2,608,609,230
Information Technology: 4.6%
Semiconductors & Semiconductor Equipment: 1.0%
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	28,467,000	461,965,092
Technology, Hardware & Equipment: 3.6%
Brother Industries, Ltd. (Japan)	9,270,900	149,286,687
Kyocera Corp. (Japan)	6,683,400	338,967,042
Murata Manufacturing Co., Ltd. (Japan)	22,191,000	405,558,973
Samsung Electronics Co., Ltd. (South Korea)	4,419,500	223,913,816
TE Connectivity, Ltd. (United States)	3,871,985	478,306,307
		1,596,032,825
		2,057,997,917
See accompanying Notes to Consolidated Portfolio of InvestmentsDodge & Cox International Stock Fund / 1

Consolidated Portfolio of Investments (unaudited)
             September 30, 2023
Common Stocks (continued)
	Shares	Value
Materials: 10.7%
Akzo Nobel NV(b) (Netherlands)	11,504,360	$830,206,760
Glencore PLC (Australia)	117,646,561	672,798,004
Holcim, Ltd. (Switzerland)	16,240,941	1,039,834,981
Linde PLC (United States)	1,277,735	475,764,627
Mitsubishi Chemical Group Corp.(b) (Japan)	108,521,900	683,964,979
Nutrien, Ltd. (Canada)	7,822,959	483,145,948
Teck Resources, Ltd., Class B (Canada)	14,160,640	610,181,978
		4,795,897,277
Real Estate: 1.8%
Real Estate Management & Development: 1.8%
CK Asset Holdings, Ltd. (Hong Kong)	59,144,600	311,090,695
Daito Trust Construction Co., Ltd. (Japan)	3,268,500	344,295,635
Hang Lung Group, Ltd.(b) (Hong Kong)	93,433,300	131,017,863
		786,404,193
Utilities: 0.6%
Engie SA (France)	16,455,113	252,312,976
Total Common Stocks (Cost $36,479,526,539)		$41,498,412,864
Preferred Stocks: 3.0%
	Shares	Value
Financials: 2.1%
Banks: 2.1%
Itau Unibanco Holding SA, Pfd (Brazil)	176,002,651	$952,747,339
Information Technology: 0.9%
Technology, Hardware & Equipment: 0.9%
Samsung Electronics Co., Ltd., Pfd (South Korea)	9,707,996	391,937,525
Total Preferred Stocks (Cost $1,051,568,224)		$1,344,684,864
Short-Term Investments: 4.2%
	Par Value/ Shares	Value
Repurchase Agreements: 3.8%
Fixed Income Clearing Corporation(c) 5.28%, dated 9/29/23, due 10/2/23, maturity value $595,261,800	$595,000,000	$595,000,000
Fixed Income Clearing Corporation(c) 2.70%, dated 9/29/23, due 10/2/23, maturity value $278,095,557	278,033,000	278,033,000

	Par Value/ Shares	Value
Royal Bank of Canada(c) 5.30%, dated 9/29/23, due 10/2/23, maturity value $500,220,833	$500,000,000	$500,000,000
Standard Chartered(c) 5.30%, dated 9/29/23, due 10/2/23, maturity value $300,132,500	300,000,000	300,000,000
		1,673,033,000
Money Market Fund: 0.4%
State Street Institutional U.S. Government Money Market Fund - Premier Class	179,301,158	179,301,158
Total Short-Term Investments (Cost $1,852,334,158)		$1,852,334,158
Total Investments In Securities (Cost $39,383,428,921)	100.1%	$44,695,431,886
Other Assets Less Liabilities	(0.1)%	(32,411,530)
Net Assets	100.0%	$44,663,020,356
(a)	Non-income producing
(b)	See below regarding holdings of 5% voting securities
(c)
Repurchase agreements are collateralized by:
Fixed Income Clearing Corporation: U.S. Treasury Notes 0.75%-4.625%,
3/15/26-8/31/30. Total collateral value is $890,493,774.
Royal Bank of Canada: U.S. Treasury Bonds 2.00%-3.375%, 8/15/42-
8/15/51. U.S. Treasury Notes 1.00%-4.50%, 5/15/24-5/15/32. Total
collateral value is $510,225,317.
Standard Chartered: U.S. Treasury Bills 11/16/23-5/16/24. U.S. Treasury
Notes 0.50%-4.625%, 6/30/24-7/31/30. U.S.Treasury Bonds 1.625%-4.00%,
2/15/41-11/15/52. U.S. Treasury Inflation Indexed Note 0.875%, 2/15/47.
Total collateral value is $306,135,160.

The Fund usually classifies a company or issuer based on its country of risk, but may designate a different country in certain circumstances.

ADR: American Depositary Receipt
SDR: Swedish Depository Receipt
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value / Unrealized Appreciation/ (Depreciation)
Euro Stoxx 50 Index— Long Position	15,010	12/15/23	$667,146,377	$(11,791,544)
MSCI EAFE Index— Long Position	3,269	12/15/23	333,683,175	(11,378,969)
MSCI Emerging Markets Index— Long Position	5,426	12/15/23	259,227,150	(8,335,186)
Yen Denominated Nikkei 225 Index— Long Position	4,248	12/7/23	452,330,701	(12,457,862)
				$(43,963,561)
Currency Forward Contracts
Counterparty	Settle Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
CNH: Chinese Yuan Renminbi
Bank of America	10/18/23	USD	52,941,353	CNH	361,642,380	$3,374,161
2 / Dodge & Cox International Stock FundSee accompanying Notes to Consolidated Portfolio of Investments

Consolidated Portfolio of Investments (unaudited)
             September 30, 2023
Currency Forward Contracts  (continued)
Counterparty	Settle Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
Goldman Sachs	10/18/23	USD	53,686,122	CNH	367,121,810	$3,367,912
Goldman Sachs	10/18/23	USD	42,257,877	CNH	285,392,798	3,141,556
HSBC	10/18/23	USD	53,713,614	CNH	367,121,810	3,395,404
HSBC	10/18/23	USD	42,258,050	CNH	285,461,580	3,132,301
HSBC	10/18/23	USD	42,249,182	CNH	285,393,227	3,132,802
HSBC	10/18/23	USD	42,247,910	CNH	285,393,084	3,131,550
HSBC	10/18/23	CNH	249,252,625	USD	33,916,079	246,821
HSBC	10/18/23	CNH	249,252,500	USD	33,903,528	259,355
JPMorgan	10/18/23	USD	42,280,457	CNH	285,393,084	3,164,096
JPMorgan	10/18/23	USD	42,267,328	CNH	285,393,227	3,150,948
Standard Chartered	10/18/23	CNH	249,252,625	USD	33,915,982	246,918
Standard Chartered	10/18/23	CNH	249,252,250	USD	33,905,413	257,437
Bank of America	11/8/23	USD	36,161,826	CNH	249,382,584	1,956,489
Bank of America	11/8/23	USD	36,700,568	CNH	253,161,108	1,976,968
Bank of America	11/8/23	USD	36,585,634	CNH	251,901,600	2,034,788
HSBC	11/8/23	USD	40,901,244	CNH	285,441,600	1,750,048
HSBC	11/8/23	USD	41,095,739	CNH	286,868,808	1,748,788
JPMorgan	11/8/23	USD	40,870,790	CNH	285,441,600	1,719,595
JPMorgan	11/8/23	USD	40,478,311	CNH	282,587,184	1,718,628
Standard Chartered	11/8/23	USD	36,559,987	CNH	251,901,600	2,009,141
Standard Chartered	11/8/23	USD	36,737,348	CNH	253,161,108	2,013,748
Standard Chartered	11/8/23	USD	41,091,089	CNH	286,868,808	1,744,138
Goldman Sachs	12/6/23	USD	78,384,949	CNH	533,801,500	5,073,655
HSBC	12/6/23	USD	45,528,441	CNH	302,550,152	3,976,773
HSBC	12/6/23	USD	45,479,098	CNH	302,549,697	3,927,491
JPMorgan	12/6/23	USD	78,448,306	CNH	533,801,500	5,137,012
JPMorgan	12/6/23	USD	115,561,592	CNH	786,939,771	7,484,764
Bank of America	1/10/24	USD	52,146,568	CNH	349,736,600	4,023,360
HSBC	1/10/24	USD	52,279,310	CNH	349,670,163	4,165,244
HSBC	1/10/24	USD	52,179,179	CNH	349,652,680	4,067,519
JPMorgan	1/10/24	USD	52,179,958	CNH	349,652,680	4,068,298
JPMorgan	1/10/24	USD	52,177,076	CNH	349,617,714	4,070,227
JPMorgan	1/10/24	USD	52,255,871	CNH	349,670,163	4,141,806
Bank of America	2/7/24	USD	50,628,815	CNH	336,403,163	4,253,322
Goldman Sachs	2/7/24	USD	50,628,891	CNH	336,403,669	4,253,329
HSBC	2/7/24	USD	50,631,152	CNH	336,403,500	4,255,613
JPMorgan	2/7/24	USD	50,628,891	CNH	336,403,668	4,253,329
Barclays	3/13/24	USD	25,381,110	CNH	178,086,558	772,490
HSBC	3/13/24	USD	25,387,966	CNH	178,083,885	779,715
HSBC	3/13/24	USD	44,609,305	CNH	314,999,685	1,081,553
HSBC	3/13/24	USD	44,625,781	CNH	315,000,000	1,097,986
UBS	3/13/24	USD	25,390,156	CNH	178,086,557	781,537
Citibank	4/17/24	USD	36,238,473	CNH	254,030,460	1,051,242
JPMorgan	4/17/24	USD	44,720,837	CNH	315,000,158	1,088,340
UBS	4/17/24	USD	36,259,967	CNH	254,030,079	1,072,790
UBS	4/17/24	USD	36,245,432	CNH	254,030,461	1,058,202
Bank of America	5/22/24	USD	31,537,874	CNH	221,175,111	823,289
Barclays	5/22/24	USD	31,552,721	CNH	221,175,111	838,136
Citibank	5/22/24	USD	31,605,459	CNH	221,175,000	890,889
JPMorgan	5/22/24	USD	31,574,746	CNH	221,174,778	860,207
Bank of America	6/5/24	USD	44,884,605	CNH	315,000,157	1,095,748
HSBC	6/5/24	USD	42,843,678	CNH	300,000,000	1,140,026
HSBC	6/5/24	USD	42,862,041	CNH	300,000,000	1,158,389
HSBC	7/10/24	USD	45,984,726	CNH	319,124,801	1,508,648
HSBC	7/10/24	USD	45,960,498	CNH	319,172,675	1,477,748
JPMorgan	7/10/24	USD	45,957,189	CNH	319,172,675	1,474,439
Citibank	8/14/24	USD	44,613,168	CNH	314,582,033	658,716
HSBC	8/14/24	USD	44,589,941	CNH	314,582,033	635,489
HSBC	8/14/24	USD	44,630,994	CNH	314,581,561	676,608
Unrealized gain on currency forward contracts						137,847,521
Unrealized loss on currency forward contracts						—
Net unrealized gain on currency forward contracts						$137,847,521
The listed counterparty may be the parent company or one of its subsidiaries.
See accompanying Notes to Consolidated Portfolio of InvestmentsDodge & Cox International Stock Fund / 3

Consolidated Portfolio of Investments (unaudited)
             September 30, 2023
Holdings of 5% Voting Securities
Each of the companies listed below was considered to be an affiliate of the Fund because the Fund owned 5% or more of the company’s voting securities during all or part of the period ended September 30, 2023. Further detail on these holdings and related activity during the period appear below.
	Value at Beginning of Period	Additions	Reductions	Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation	Value at End of Period	Dividend Income (net of foreign taxes, if any)
Common Stocks 6.1%
Communication Services 0.0%
Television Broadcasts, Ltd.	$18,165,258	$—	$(42,023,320)	$(172,410,005)	$196,268,067	$— (a)	$—
Energy 1.6%
Ovintiv, Inc.	583,161,146	152,019,590	—	—	2,683,433	737,864,169	12,390,105
Industrials 0.8%
Smiths Group PLC	349,933,367	—	—	—	7,701,235	357,634,602	2,911,686
Information Technology 0.0%
Micro Focus International PLC(b)	120,717,182	—	(124,323,731)	(428,669,083)	432,275,632	— (a)	—
Materials 3.4%
Akzo Nobel NV	767,640,347	—	—	—	62,566,413	830,206,760	16,531,249
Mitsubishi Chemical Group Corp.	560,690,371	—	—	—	123,274,608	683,964,979	21,505,986
						1,514,171,739
Real Estate 0.3%
Hang Lung Group, Ltd.	176,597,231	—	(4,973,063)	(9,322,087)	(31,284,218)	131,017,863	10,242,744
				$(610,401,175)	$793,485,170	$2,740,688,373	$63,581,770
(a)	Company was not an affiliate at period end
(b)	Non-income producing

4 / Dodge & Cox International Stock FundSee accompanying Notes to Consolidated Portfolio of Investments

NOTES TO CONSOLIDATED PORTFOLIO OF INVESTMENTS (unaudited)
Security valuation. The Fund’s net assets are normally valued as of the scheduled close of trading on the New York Stock Exchange (NYSE), generally 4 p.m. Eastern Time, each day that the NYSE is open for business.
Portfolio holdings for which market quotes are readily available are valued at market value. Listed securities, for example, are generally valued using the official quoted close price or the last sale on the exchange that is determined to be the primary market for the security. Exchange-traded derivatives are valued at the settlement price determined by the relevant exchange. Short-term securities less than 60 days to maturity may be valued at amortized cost if amortized cost approximates current value. Mutual funds are valued at their respective net asset values. Security values are not discounted based on the size of the Fund’s position and may differ from the value a Fund receives upon sale of the securities.
Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using prevailing exchange rates. Currency forward contracts are valued based on the prevailing forward exchange rates of the underlying currencies. As a result, the Fund’s net assets may be affected by changes in the value of currencies in relation to the U.S. dollar.
If market quotations are not readily available or if normal valuation procedures produce valuations that are deemed unreliable or inappropriate under the circumstances existing at the time, the investment will be valued at fair value as determined in good faith by Dodge & Cox. The Board of Trustees has appointed Dodge & Cox, the Fund’s investment manager, as its "valuation designee", as permitted by Rule 2a-5 under the Investment Company Act of 1940, to make fair value determinations in accordance with the Dodge & Cox Funds Valuation Policies (“Valuation Policies”), subject to Board oversight. Dodge & Cox has established a Pricing Committee that is comprised of representatives from Treasury, Legal, Compliance, and Operations. The Pricing Committee is responsible for implementing the Valuation Policies, including determining the fair value of securities and other investments when necessary. The Pricing Committee considers relevant indications of value that are reasonably available to it in determining the fair value assigned to a particular security, such as the value of similar financial instruments, trading volumes, contractual restrictions on disposition, related corporate actions, and changes in economic conditions. In doing so, the Pricing Committee employs various methods for calibrating fair valuation approaches, including a regular review of key inputs and assumptions, back-testing, and review of any related market activity.
As trading in securities on most foreign exchanges is normally completed before the close of the NYSE, the value of non-U.S. securities can change by the time the Fund calculates its net asset value. To address these changes, the Fund may utilize adjustment factors provided by an independent pricing service to systematically value non-U.S. securities at fair value. These adjustment factors are based on statistical analyses of subsequent movements and changes in U.S. markets and financial instruments trading in U.S. markets that represent foreign securities or baskets of securities.
Valuing securities through a fair value determination involves greater reliance on judgment than valuation of securities based on readily available market quotations. In some instances, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a security’s value. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Valuation measurements. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.
◾ Level 1: Unadjusted quoted prices in active markets for identical securities
◾ Level 2: Other significant observable inputs (including quoted prices for similar securities, market indices, interest rates, credit risk, forward exchange rates, etc.)
◾ Level 3: Significant unobservable inputs (including Fund management’s assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s holdings at September 30, 2023:
Classification	LEVEL 1 (Quoted Prices)	LEVEL 2 (Other Significant Observable Inputs)
Securities
Common Stocks
Communication Services	$947,560,227	$559,956,248
Consumer Discretionary	1,856,972,326	3,075,463,710
Consumer Staples	—	3,068,017,626
Energy	2,134,523,783	1,734,027,403
Financials	836,538,559	10,085,164,955
Health Care	—	6,698,966,434
Industrials	859,868,332	1,748,740,898
Information Technology	478,306,307	1,579,691,610
Materials	1,569,092,553	3,226,804,724
Real Estate	—	786,404,193
Utilities	—	252,312,976
Preferred Stocks
Financials	952,747,339	—
Information Technology	—	391,937,525
Short-Term Investments
Repurchase Agreements	—	1,673,033,000
Money Market Fund	179,301,158	—
Dodge & Cox International Stock Fund / 5

NOTES TO CONSOLIDATED PORTFOLIO OF INVESTMENTS (unaudited)
Classification	LEVEL 1 (Quoted Prices)	LEVEL 2 (Other Significant Observable Inputs)
Total Securities	$9,814,910,584	$34,880,521,302
Other Investments
Futures Contracts
Depreciation	$(43,963,561)	$—
Currency Forward Contracts
Appreciation	—	137,847,521
Security transactions. Security transactions are recorded on the trade date.
6 / Dodge & Cox International Stock Fund

DODGE & COX EMERGING MARKETS STOCK FUND
Portfolio of Investments (unaudited)
              September 30, 2023
Common Stocks: 88.5%
	Shares	Value
Communication Services: 6.8%
Media & Entertainment: 5.8%
AfreecaTV Co., Ltd. (South Korea)	13,560	$838,616
Astro Malaysia Holdings BHD (Malaysia)	1,724,314	168,965
Baidu, Inc. ADR(a) (China)	41,044	5,514,262
Grupo Televisa SAB (Mexico)	2,061,814	1,250,516
IGG, Inc.(a) (Singapore)	786,600	324,384
JOYY, Inc. ADR (China)	22,810	869,289
Megacable Holdings SAB de CV (Mexico)	180,042	397,740
MultiChoice Group(a) (South Africa)	123,367	481,988
NetEase, Inc. ADR (China)	31,000	3,104,960
Sun TV Network, Ltd. (India)	96,015	704,410
XD, Inc.(a)(b) (China)	180,800	324,680
		13,979,810
Telecommunication Services: 1.0%
America Movil SAB de CV (Mexico)	678,300	585,765
China Tower Corp., Ltd., Class H(b)(c) (China)	4,444,800	425,339
Millicom International Cellular SA SDR(a) (Guatemala)	54,079	839,527
Safaricom PLC (Kenya)	3,673,100	363,873
Sitios Latinoamerica SAB de CV(a) (Brazil)	498,449	198,493
		2,412,997
		16,392,807
Consumer Discretionary: 17.2%
Automobiles & Components: 1.4%
Fuyao Glass Industry Group Co., Ltd., Class H(b)(c) (China)	159,929	732,515
Hankook Tire & Technology Co., Ltd. (South Korea)	24,000	702,518
Hyundai Mobis Co., Ltd. (South Korea)	5,686	1,012,991
Kia Corp. (South Korea)	16,935	1,016,446
		3,464,470
Consumer Discretionary Distribution & Retail: 11.1%
Alibaba Group Holding, Ltd. ADR(a) (China)	131,941	11,444,562
China Tourism Group Duty Free Corp., Ltd., Class A (China)	37,450	551,454
China Yongda Automobiles Services Holdings, Ltd. (China)	774,700	299,897
Cuckoo Homesys Co., Ltd. (South Korea)	19,352	298,182
Detsky Mir PJSC(a)(b)(c)(d) (Russia)	148,750	15
JD.com, Inc., Class A (China)	255,521	3,713,968
Motus Holdings, Ltd. (South Africa)	96,617	478,140
Prosus NV, Class N(a) (China)	272,210	8,021,912
Vibra Energia SA (Brazil)	158,929	598,211
Vipshop Holdings, Ltd. ADR(a) (China)	45,397	726,806
Zhongsheng Group Holdings, Ltd. (China)	176,300	496,307
		26,629,454
Consumer Durables & Apparel: 2.0%
Feng Tay Enterprise Co., Ltd. (Taiwan)	168,320	956,590
Gree Electric Appliances, Inc. of Zhuhai, Class A (China)	210,014	1,045,541
Haier Smart Home Co., Ltd., Class H (China)	279,200	873,352
Man Wah Holdings, Ltd. (Hong Kong)	610,000	425,042

	Shares	Value
Midea Group Co., Ltd., Class A (China)	80,371	$611,547
Pou Chen Corp. (Taiwan)	917,143	814,247
		4,726,319
Consumer Services: 2.7%
Afya, Ltd., Class A(a) (Brazil)	24,876	393,041
H World Group, Ltd.(a) (China)	156,240	616,197
Humansoft Holding Co. KSC (Kuwait)	63,998	645,836
Las Vegas Sands Corp. (United States)	28,700	1,315,608
Leejam Sports Co. JSC (Saudi Arabia)	12,726	482,563
Sands China, Ltd.(a) (Macau)	387,043	1,176,985
Ser Educacional SA(b)(c) (Brazil)	257,700	317,348
Trip.com Group, Ltd. ADR (China)	21,600	755,352
Yum China Holdings, Inc. (China)	11,670	650,252
		6,353,182
		41,173,425
Consumer Staples: 6.1%
Consumer Staples Distribution & Retail: 0.8%
Atacadao SA (Brazil)	50,000	88,530
BIM Birlesik Magazalar AS (Turkey)	53,734	535,703
Grupo Comercial Chedraui SAB de CV (Mexico)	52,400	306,748
Wal-Mart de Mexico SAB de CV (Mexico)	163,757	618,100
X5 Retail Group NV GDR(b)(d) (Russia)	35,486	3
Yonghui Superstores Co., Ltd., Class A(a) (China)	752,200	330,983
		1,880,067
Food, Beverage & Tobacco: 5.1%
Ambev SA (Brazil)	71,200	185,700
Anadolu Efes Biracilik Ve Malt (Turkey)	101,345	389,017
Angel Yeast Co., Ltd., Class A (China)	101,400	467,374
Anheuser-Busch InBev SA/NV (Belgium)	75,563	4,161,113
Arca Continental SAB de CV (Mexico)	52,371	477,116
Century Pacific Food, Inc. (Philippines)	1,000,743	494,593
China Feihe, Ltd.(b)(c) (China)	647,557	382,140
Coca-Cola HBC AG (Italy)	13,500	369,490
Eastern Co. SAE (Egypt)	160,910	125,400
Fomento Economico Mexicano SAB de CV (Mexico)	36,343	396,181
GFPT PCL NVDR (Thailand)	1,172,529	334,661
JBS SA (Brazil)	38,500	138,251
Kweichow Moutai Co., Ltd., Class A (China)	4,162	1,033,566
PT Indofood CBP Sukses Makmur Tbk (Indonesia)	640,914	459,124
Sanquan Food Co., Ltd., Class A (China)	165,905	334,753
Saudia Dairy & Foodstuff Co. (Saudi Arabia)	8,983	772,497
Thai Union Group PCL NVDR (Thailand)	1,190,900	474,239
Tingyi (Cayman Islands) Holding Corp. (China)	294,000	411,077
Vietnam Dairy Products JSC (Vietnam)	124,700	380,671
WH Group, Ltd.(b)(c) (Hong Kong)	723,027	377,267
		12,164,230
Household & Personal Products: 0.2%
Grape King Bio, Ltd. (Taiwan)	101,714	491,553
		14,535,850
See accompanying Notes to Portfolio of InvestmentsDodge & Cox Emerging Markets Stock Fund / 1

Portfolio of Investments (unaudited)
             September 30, 2023
Common Stocks (continued)
	Shares	Value
Energy: 4.7%
China Suntien Green Energy Corp., Ltd., Class H (China)	1,350,000	$466,538
Ecopetrol SA (Colombia)	1,171,199	678,885
Geopark, Ltd. (Colombia)	70,628	726,056
INPEX Corp. (Japan)	30,000	450,222
LUKOIL PJSC(d) (Russia)	7,143	1
Motor Oil (Hellas) Corinth Refineries SA (Greece)	24,035	607,886
National Energy Services Reunited Corp.(a) (United States)	716,930	4,115,178
Novatek PJSC(d) (Russia)	30,294	3
Petroleo Brasileiro SA (Brazil)	348,443	2,626,554
PTT Exploration & Production PCL NVDR (Thailand)	186,600	871,983
Saudi Arabian Oil Co.(b)(c) (Saudi Arabia)	74,740	697,536
		11,240,842
Financials: 20.1%
Banks: 13.7%
Axis Bank, Ltd. (India)	664,656	8,258,903
Banca Transilvania SA (Romania)	39,797	186,776
Bangkok Bank PCL NVDR (Thailand)	121,000	556,670
Bank Polska Kasa Opieki SA (Poland)	13,621	312,946
BDO Unibank, Inc. (Philippines)	296,725	744,381
BRAC Bank, Ltd. (Bangladesh)	1,075,251	349,152
China Merchants Bank Co., Ltd., Class H (China)	131,800	546,834
Commercial International Bank (Egypt) SAE (Egypt)	279,983	543,647
Credicorp, Ltd. (Peru)	31,143	3,985,370
Equity Group Holdings PLC (Kenya)	1,408,729	336,706
Grupo Financiero Banorte SAB de CV, Class O (Mexico)	49,236	412,675
HDFC Bank, Ltd. (India)	60,100	1,100,266
Hong Leong Financial Group BHD (Malaysia)	143,800	542,115
ICICI Bank, Ltd. (India)	509,756	5,836,473
IndusInd Bank, Ltd. (India)	61,393	1,055,893
Intercorp Financial Services, Inc. (Peru)	6,167	138,881
JB Financial Group Co., Ltd. (South Korea)	84,802	625,662
Kasikornbank PCL NVDR (Thailand)	150,043	518,828
KB Financial Group, Inc. (South Korea)	21,619	889,199
Metropolitan Bank & Trust Co. (Philippines)	271,590	258,791
Military Commercial Joint Stock Bank (Vietnam)	1,139,725	867,001
OTP Bank Nyrt. (Hungary)	9,310	335,925
Ping An Bank Co., Ltd., Class A (China)	259,700	397,851
PT Bank Negara Indonesia Persero Tbk, Class B (Indonesia)	900,000	601,019
PT Bank Rakyat Indonesia Persero Tbk, Class B (Indonesia)	2,173,613	734,571
Shinhan Financial Group Co., Ltd. (South Korea)	38,717	1,022,346
TCS Group Holding PLC GDR, Class A(a)(b)(d) (Russia)	2,173	0
The Commercial Bank PSQC (Qatar)	200,000	296,765
Tisco Financial Group PCL NVDR (Thailand)	176,900	479,956
Vietnam Technological & Commercial Joint Stock Bank(a) (Vietnam)	615,900	851,810
		32,787,412

	Shares	Value
Financial Services: 3.1%
AEON Credit Service (M) BHD (Malaysia)	140,000	$362,727
Banco BTG Pactual SA (Brazil)	34,338	212,249
Chailease Holding Co., Ltd. (Taiwan)	97,236	545,236
Cielo SA (Brazil)	347,129	242,398
FirstRand, Ltd. (South Africa)	219,570	739,991
Grupo de Inversiones Suramericana SA (Colombia)	16,609	130,224
Kaspi.KZ JSC GDR(b) (Kazakhstan)	5,239	507,646
Noah Holdings, Ltd. ADR, Class A (China)	22,011	274,477
XP, Inc., Class A (Brazil)	193,796	4,466,998
		7,481,946
Insurance: 3.3%
BB Seguridade Participacoes SA (Brazil)	54,300	337,150
China Pacific Insurance Group Co., Ltd., Class H (China)	156,200	388,022
DB Insurance Co., Ltd. (South Korea)	11,312	749,179
Korean Reinsurance Co. (South Korea)	83,712	511,021
Old Mutual, Ltd. (South Africa)	800,842	510,544
Ping An Insurance Group Co. of China, Ltd., Class H (China)	168,657	955,307
Prudential PLC (Hong Kong)	259,140	2,790,451
Samsung Fire & Marine Insurance Co., Ltd. (South Korea)	4,753	915,385
Sanlam, Ltd. (South Africa)	171,818	594,451
		7,751,510
		48,020,868
Health Care: 4.7%
Health Care Equipment & Services: 2.6%
China Isotope & Radiation Corp. (China)	93,400	144,040
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd., Class H (China)	126,786	364,453
Shandong Pharmaceutical Glass Co., Ltd., Class A (China)	191,730	729,935
Shandong Weigao Group Medical Polymer Co., Ltd., Class H (China)	448,400	392,909
Sinocare, Inc., Class A (China)	175,357	617,008
Sinopharm Group Co., Ltd. (China)	951,614	2,762,608
Sonoscape Medical Corp., Class A (China)	79,600	531,948
Tofflon Science & Technology Group Co., Ltd., Class A (China)	240,160	624,707
		6,167,608
Pharmaceuticals, Biotechnology & Life Sciences: 2.1%
Adcock Ingram Holdings, Ltd. (South Africa)	174,120	523,790
Aurobindo Pharma, Ltd. (India)	84,333	930,878
Beijing Tong Ren Tang Chinese Medicine Co., Ltd. (China)	266,700	440,587
Dr Reddy's Laboratories, Ltd. (India)	16,652	1,120,256
Jiangsu Hengrui Pharmaceuticals Co., Ltd., Class A (China)	100,494	620,681
Richter Gedeon Nyrt. (Hungary)	19,900	482,137
Zhejiang NHU Co., Ltd., Class A (China)	417,943	928,464
		5,046,793
		11,214,401
2 / Dodge & Cox Emerging Markets Stock FundSee accompanying Notes to Portfolio of Investments

Portfolio of Investments (unaudited)
             September 30, 2023
Common Stocks (continued)
	Shares	Value
Industrials: 4.7%
Capital Goods: 2.7%
BOC Aviation, Ltd.(b)(c) (China)	63,000	$437,058
Chicony Power Technology Co., Ltd. (Taiwan)	200,000	708,919
Doosan Bobcat, Inc. (South Korea)	23,488	882,578
Ferreycorp SAA (Peru)	214,750	137,784
Goldwind Science & Technology Co., Ltd., Class H (China)	822,600	413,640
KOC Holding AS (Turkey)	109,289	581,205
Larsen & Toubro, Ltd. (India)	31,154	1,134,124
PT Astra International Tbk (Indonesia)	1,824,800	734,203
SFA Engineering Corp. (South Korea)	29,500	688,896
United Integrated Services Co., Ltd. (Taiwan)	104,153	733,601
		6,452,008
Transportation: 2.0%
Air Arabia PJSC (United Arab Emirates)	426,796	326,504
Aramex PJSC (United Arab Emirates)	700,121	409,837
Cebu Air, Inc.(a) (Philippines)	483,796	290,670
Copa Holdings SA, Class A (Panama)	6,536	582,488
Globaltrans Investment PLC GDR(a)(b)(d) (Russia)	62,160	7
Gulf Warehousing Co. (Qatar)	268,111	233,889
Hyundai Glovis Co., Ltd. (South Korea)	7,804	1,066,114
International Container Terminal Services, Inc. (Philippines)	188,000	686,926
Movida Participacoes SA (Brazil)	140,500	332,065
Promotora y Operadora de Infraestructura SAB de CV (Mexico)	46,082	410,567
Westports Holdings BHD (Malaysia)	825,000	567,470
		4,906,537
		11,358,545
Information Technology: 10.7%
Semiconductors & Semiconductor Equipment: 7.9%
Alpha & Omega Semiconductor, Ltd.(a) (United States)	32,514	970,218
ASE Technology Holding Co., Ltd. (Taiwan)	285,000	968,300
Elan Microelectronics Corp. (Taiwan)	291,000	1,204,717
Nanya Technology Corp. (Taiwan)	474,286	967,516
Novatek Microelectronics Corp. (Taiwan)	81,857	1,073,976
Powertech Technology, Inc. (Taiwan)	346,714	1,092,261
Realtek Semiconductor Corp. (Taiwan)	72,000	888,541
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	725,143	11,767,687
		18,933,216
Software & Services: 1.5%
Asseco Poland SA (Poland)	31,540	516,133
Chinasoft International, Ltd. (China)	1,661,100	1,178,661
Hancom, Inc.(a) (South Korea)	67,911	681,803
Shanghai Baosight Software Co., Ltd., Class A (China)	177,580	1,103,104
		3,479,701
Technology, Hardware & Equipment: 1.3%
Lenovo Group, Ltd. (China)	975,271	979,874
Sterlite Technologies, Ltd. (India)	127,519	245,050

	Shares	Value
Wistron NeWeb Corp. (Taiwan)	207,000	$886,348
Yageo Corp. (Taiwan)	67,641	1,101,076
		3,212,348
		25,625,265
Materials: 8.3%
Alpek SAB de CV, Class A (Mexico)	181,148	155,188
Alrosa PJSC(a)(d) (Russia)	215,620	22
Anhui Conch Cement Co., Ltd., Class H (China)	87,700	231,949
Cemex SAB de CV ADR(a) (Mexico)	454,014	2,951,091
Duc Giang Chemicals JSC (Vietnam)	139,500	535,350
Glencore PLC (Australia)	863,808	4,939,951
Indorama Ventures PCL NVDR (Thailand)	473,000	336,960
KCC Corp. (South Korea)	2,995	545,945
LB Group Co., Ltd., Class A (China)	100,229	252,297
Loma Negra Cia Industrial Argentina SA ADR (Argentina)	37,386	225,438
Mondi PLC (Austria)	34,858	581,504
Nine Dragons Paper Holdings, Ltd. (Hong Kong)	386,600	216,354
Orbia Advance Corp. SAB de CV (Mexico)	94,385	195,946
PTT Global Chemical PCL NVDR (Thailand)	342,343	323,540
Sahara International Petrochemical Co. (Saudi Arabia)	16,400	165,433
Severstal PAO(a)(d) (Russia)	16,182	2
Shandong Sinocera Functional Material Co., Ltd., Class A (China)	422,460	1,583,060
Suzano SA (Brazil)	10,700	115,546
Teck Resources, Ltd., Class B (Canada)	127,200	5,481,048
UPL, Ltd. (India)	91,003	674,829
Wanhua Chemical Group Co., Ltd., Class A (China)	22,000	268,039
		19,779,492
Real Estate: 2.5%
Equity Real Estate Investment Trusts (Reits): 0.3%
Macquarie Mexico Real Estate Management SAB de CV REIT(b)(c) (Mexico)	111,800	187,707
Prologis Property Mexico SAB de CV REIT (Mexico)	124,447	428,879
		616,586
Real Estate Management & Development: 2.2%
China Resources Land, Ltd. (China)	188,129	741,414
Country Garden Services Holdings Co., Ltd. (China)	487,000	494,778
Emaar Development PJSC (United Arab Emirates)	491,551	937,155
Greentown Service Group Co., Ltd.(b) (China)	4,622,871	2,072,130
Hang Lung Group, Ltd. (Hong Kong)	150,129	210,520
KE Holdings, Inc. ADR, Class A (China)	33,240	515,885
Megaworld Corp. (Philippines)	11,460,943	408,748
		5,380,630
		5,997,216
Utilities: 2.7%
China Gas Holdings, Ltd. (China)	656,357	617,338
China Water Affairs Group, Ltd. (China)	462,000	298,952
Enerjisa Enerji AS(b)(c) (Turkey)	303,255	571,295
Engie Brasil Energia SA (Brazil)	63,700	525,030
See accompanying Notes to Portfolio of InvestmentsDodge & Cox Emerging Markets Stock Fund / 3

Portfolio of Investments (unaudited)
             September 30, 2023
Common Stocks (continued)
	Shares	Value
Engie Energia Chile SA(a) (Chile)	348,409	$321,086
GAIL (India), Ltd. (India)	655,000	982,552
KunLun Energy Co., Ltd. (China)	722,900	621,937
Mahanagar Gas, Ltd.(b) (India)	55,896	693,495
NTPC, Ltd. (India)	384,887	1,138,975
Tenaga Nasional BHD (Malaysia)	297,943	633,875
		6,404,535
Total Common Stocks (Cost $239,607,475)		$211,743,246
Preferred Stocks: 6.4%
	Shares	Value
Consumer Discretionary: 0.4%
Automobiles & Components: 0.4%
Hyundai Motor Co., Pfd 2 (South Korea)	13,200	$1,035,744
Consumer Staples: 0.4%
Food, Beverage & Tobacco: 0.1%
Embotelladora Andina SA, Pfd, Class B (Chile)	93,500	210,326
Household & Personal Products: 0.3%
Amorepacific Corp., Pfd (South Korea)	11,660	309,653
LG H&H Co., Ltd., Pfd (South Korea)	3,299	426,315
		735,968
		946,294
Financials: 2.8%
Banks: 2.8%
Itau Unibanco Holding SA, Pfd (Brazil)	1,242,500	6,725,970
Industrials: 0.1%
Capital Goods: 0.1%
DL E&C Co., Ltd., Pfd (South Korea)	7,401	97,383
DL E&C Co., Ltd., Pfd 2 (South Korea)	6,907	110,902
		208,285
Information Technology: 2.5%
Technology, Hardware & Equipment: 2.5%
Samsung Electro-Mechanics Co., Ltd., Pfd (South Korea)	16,109	806,133
Samsung Electronics Co., Ltd., Pfd (South Korea)	129,279	5,219,336
		6,025,469
Materials: 0.1%
Braskem SA, Pfd, Class A(a) (Brazil)	30,000	122,470
Utilities: 0.1%
Centrais Eletricas Brasileiras SA, Pfd, Class B (Brazil)	27,600	221,555
Total Preferred Stocks (Cost $19,504,795)		$15,285,787
Short-Term Investments: 5.0%
	Par Value/ Shares	Value
Repurchase Agreements: 4.6%
Fixed Income Clearing Corporation(e) 2.70%, dated 9/29/23, due 10/2/23, maturity value $6,030,357	$6,029,000	$6,029,000
Fixed Income Clearing Corporation(e) 5.28%, dated 9/29/23, due 10/2/23, maturity value $5,002,200	5,000,000	5,000,000
		11,029,000
Money Market Fund: 0.4%
State Street Institutional U.S. Government Money Market Fund - Premier Class	952,567	952,567
Total Short-Term Investments (Cost $11,981,567)		$11,981,567
Total Investments In Securities (Cost $271,093,837)	99.9%	$239,010,600
Other Assets Less Liabilities	0.1%	174,385
Net Assets	100.0%	$239,184,985
(a)	Non-income producing
(b)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S securities are subject to restrictions on resale in the United States.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Valued using significant unobservable inputs.
(e)	Repurchase agreement is collateralized by U.S. Treasury Notes 0.50%- 4.125%, 2/28/26-8/31/30. Total collateral value is $11,249,690.
The Fund usually classifies a company or issuer based on its country of risk, but may designate a different country in certain circumstances.

ADR: American Depositary Receipt
GDR: Global Depositary Receipt
NVDR: Non-Voting Depository Receipt
SDR: Swedish Depository Receipt
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value / Unrealized Appreciation/ (Depreciation)
MSCI Emerging Markets Index— Long Position	243	12/15/23	$11,609,325	$(282,119)
4 / Dodge & Cox Emerging Markets Stock FundSee accompanying Notes to Portfolio of Investments

Portfolio of Investments (unaudited)
             September 30, 2023
Currency Forward Contracts
Counterparty	Settle Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
CNH: Chinese Yuan Renminbi
Bank of America	10/18/23	USD	115,362	CNH	788,040	$7,353
Citibank	10/18/23	CNH	3,323,000	USD	454,777	677
Goldman Sachs	10/18/23	USD	116,985	CNH	799,980	7,339
Goldman Sachs	10/18/23	USD	104,187	CNH	703,638	7,746
Goldman Sachs	10/18/23	CNH	2,987,000	USD	409,396	6
HSBC	10/18/23	USD	117,045	CNH	799,980	7,399
HSBC	10/18/23	USD	104,162	CNH	703,638	7,721
HSBC	10/18/23	USD	104,166	CNH	703,639	7,724
HSBC	10/18/23	USD	104,187	CNH	703,807	7,723
HSBC	10/18/23	CNH	300,000	USD	41,689	(570)
JPMorgan	10/18/23	USD	104,211	CNH	703,640	7,769
JPMorgan	10/18/23	USD	104,243	CNH	703,638	7,801
Goldman Sachs	12/6/23	USD	2,737,518	CNH	18,642,500	177,192
HSBC	12/6/23	USD	505,907	CNH	3,460,000	30,717
HSBC	12/6/23	CNH	660,000	USD	90,739	(96)
HSBC	12/6/23	CNH	495,000	USD	67,545	437
HSBC	12/6/23	CNH	495,001	USD	67,553	430
HSBC	12/6/23	CNH	494,999	USD	67,525	457
HSBC	12/6/23	CNH	495,000	USD	67,534	448
JPMorgan	12/6/23	USD	2,739,731	CNH	18,642,500	179,405
HSBC	2/7/24	USD	772,934	CNH	5,200,000	56,078
HSBC	3/13/24	USD	2,229,257	CNH	15,513,000	85,617
HSBC	4/17/24	USD	370,729	CNH	2,492,000	25,547
Bank of America	5/22/24	USD	151,968	CNH	1,065,751	3,967
Barclays	5/22/24	USD	152,040	CNH	1,065,751	4,039
Citibank	5/22/24	USD	152,294	CNH	1,065,750	4,293
JPMorgan	5/22/24	USD	152,145	CNH	1,065,748	4,145
HSBC	6/5/24	USD	2,241,772	CNH	15,513,000	85,276
UBS	9/12/24	USD	1,050,868	CNH	7,500,000	731
TWD: Taiwan Dollar
Bank of America	1/31/24	USD	744,465	TWD	21,722,000	61,318
Bank of America	1/31/24	TWD	40,704,000	USD	1,326,728	(46,605)
HSBC	1/31/24	USD	10,132,112	TWD	289,900,000	1,014,889
UBS	1/31/24	TWD	270,918,000	USD	8,711,190	(190,942)
HSBC	6/5/24	USD	444,708	TWD	13,150,000	24,560
UBS	7/31/24	USD	8,889,844	TWD	270,918,000	175,188
Unrealized gain on currency forward contracts						2,003,992
Unrealized loss on currency forward contracts						(238,213)
Net unrealized gain on currency forward contracts						$1,765,779
The listed counterparty may be the parent company or one of its subsidiaries.
See accompanying Notes to Portfolio of InvestmentsDodge & Cox Emerging Markets Stock Fund / 5

NOTES TO PORTFOLIO OF INVESTMENTS (unaudited)
Security valuation. The Fund’s net assets are normally valued as of the scheduled close of trading on the New York Stock Exchange (NYSE), generally 4 p.m. Eastern Time, each day that the NYSE is open for business.
Portfolio holdings for which market quotes are readily available are valued at market value. Listed securities, for example, are generally valued using the official quoted close price or the last sale on the exchange that is determined to be the primary market for the security. Exchange-traded derivatives are valued at the settlement price determined by the relevant exchange. Short-term securities less than 60 days to maturity may be valued at amortized cost if amortized cost approximates current value. Mutual funds are valued at their respective net asset values. Security values are not discounted based on the size of the Fund’s position and may differ from the value a Fund receives upon sale of the securities.
Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using prevailing exchange rates. Currency forward contracts are valued based on the prevailing forward exchange rates of the underlying currencies. As a result, the Fund’s net assets may be affected by changes in the value of currencies in relation to the U.S. dollar.
If market quotations are not readily available or if normal valuation procedures produce valuations that are deemed unreliable or inappropriate under the circumstances existing at the time, the investment will be valued at fair value as determined in good faith by Dodge & Cox. The Board of Trustees has appointed Dodge & Cox, the Fund’s investment manager, as its "valuation designee", as permitted by Rule 2a-5 under the Investment Company Act of 1940, to make fair value determinations in accordance with the Dodge & Cox Funds Valuation Policies (“Valuation Policies”), subject to Board oversight. Dodge & Cox has established a Pricing Committee that is comprised of representatives from Treasury, Legal, Compliance, and Operations. The Pricing Committee is responsible for implementing the Valuation Policies, including determining the fair value of securities and other investments when necessary. The Pricing Committee considers relevant indications of value that are reasonably available to it in determining the fair value assigned to a particular security, such as the value of similar financial instruments, trading volumes, contractual restrictions on disposition, related corporate actions, and changes in economic conditions. In doing so, the Pricing Committee employs various methods for calibrating fair valuation approaches, including a regular review of key inputs and assumptions, back-testing, and review of any related market activity.
As trading in securities on most foreign exchanges is normally completed before the close of the NYSE, the value of non-U.S. securities can change by the time the Fund calculates its net asset value. To address these changes, the Fund may utilize adjustment factors provided by an independent pricing service to systematically value non-U.S. securities at fair value. These adjustment factors are based on statistical analyses of subsequent movements and changes in U.S. markets and financial instruments trading in U.S. markets that represent foreign securities or baskets of securities.
Valuing securities through a fair value determination involves greater reliance on judgment than valuation of securities based on readily available market quotations. In some instances, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a security’s value. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Valuation measurements. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.
◾ Level 1: Unadjusted quoted prices in active markets for identical securities
◾ Level 2: Other significant observable inputs (including quoted prices for similar securities, market indices, interest rates, credit risk, forward exchange rates, etc.)
◾ Level 3: Significant unobservable inputs (including Fund management’s assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s holdings at September 30, 2023:
Classification	LEVEL 1 (Quoted Prices)	LEVEL 2 (Other Significant Observable Inputs)	LEVEL 3 (Signficant Unobservable Inputs)
Securities
Common Stocks
Communication Services	$11,921,025	$4,471,782	$—
Consumer Discretionary	16,201,180	24,972,230	15
Consumer Staples	2,210,626	12,325,221	3
Energy	8,146,673	3,094,165	4
Financials	10,200,422	37,820,446	—
Health Care	—	11,214,401	—
Industrials	1,462,904	9,895,634	7
Information Technology	970,218	24,655,047	—
Materials	9,124,257	10,655,211	24
Real Estate	1,132,471	4,864,745	—
Utilities	846,116	5,558,419	—
Preferred Stocks
Consumer Discretionary	—	1,035,744	—
Consumer Staples	210,326	735,968	—
Financials	6,725,970	—	—
Industrials	—	208,285	—
6 / Dodge & Cox Emerging Markets Stock Fund

NOTES TO PORTFOLIO OF INVESTMENTS (unaudited)
Classification	LEVEL 1 (Quoted Prices)	LEVEL 2 (Other Significant Observable Inputs)	LEVEL 3 (Signficant Unobservable Inputs)
Information Technology	$—	$6,025,469	$—
Materials	122,470	—	—
Utilities	221,555	—	—
Short-Term Investments
Repurchase Agreements	—	11,029,000	—
Money Market Fund	952,567	—	—
Total Securities	$70,448,780	$168,561,767	$53
Other Investments
Futures Contracts
Depreciation	$(282,119)	$—	$—
Currency Forward Contracts
Appreciation	—	2,003,992	—
Depreciation	—	(238,213)	—
Security transactions. Security transactions are recorded on the trade date.
Dodge & Cox Emerging Markets Stock Fund / 7

DODGE & COX BALANCED FUND
Portfolio of Investments (unaudited)
              September 30, 2023
Common Stocks: 61.0%
	Shares	Value
Communication Services: 6.6%
Media & Entertainment: 5.9%
Alphabet, Inc., Class A(a)	624,300	$81,695,898
Alphabet, Inc., Class C(a)	1,710,000	225,463,500
Charter Communications, Inc., Class A(a)	445,794	196,069,117
Comcast Corp., Class A	3,213,248	142,475,416
DISH Network Corp., Class A(a)	3,030,834	17,760,687
Fox Corp., Class A	1,245,033	38,845,030
Fox Corp., Class B	549,480	15,868,983
Meta Platforms, Inc., Class A(a)	193,600	58,120,656
News Corp., Class A	825,304	16,555,598
		792,854,885
Telecommunication Services: 0.7%
T-Mobile U.S., Inc.(a)	618,461	86,615,463
		879,470,348
Consumer Discretionary: 4.4%
Automobiles & Components: 1.1%
Honda Motor Co., Ltd. ADR (Japan)	4,188,900	140,914,596
Consumer Discretionary Distribution & Retail: 2.5%
Alibaba Group Holding, Ltd. ADR(a) (China)	1,062,400	92,152,576
Amazon.com, Inc.(a)	1,133,800	144,128,656
Prosus NV ADR (China)	10,430,912	60,916,524
The Gap, Inc.	3,740,378	39,760,218
		336,957,974
Consumer Durables & Apparel: 0.3%
VF Corp.	1,878,900	33,200,163
Consumer Services: 0.5%
Booking Holdings, Inc.(a)	23,000	70,930,850
		582,003,583
Consumer Staples: 3.2%
Food, Beverage & Tobacco: 2.6%
Anheuser-Busch InBev SA/NV ADR (Belgium)	2,385,200	131,901,560
Imperial Brands PLC ADR (United Kingdom)	7,463,800	152,709,348
Molson Coors Beverage Co., Class B	1,050,814	66,821,262
		351,432,170
Household & Personal Products: 0.6%
Haleon PLC ADR (United Kingdom)	9,069,056	75,545,237
		426,977,407
Energy: 5.9%
Baker Hughes Co., Class A	3,031,600	107,076,112
ConocoPhillips	854,424	102,359,995
Occidental Petroleum Corp.	4,616,414	299,512,941
Occidental Petroleum Corp., Warrant(a)	1,381,001	59,728,293
Ovintiv, Inc.	2,393,200	113,844,524
The Williams Co., Inc.	3,197,500	107,723,775
		790,245,640
Financials: 16.7%
Banks: 5.4%
Banco Santander SA(b) (Spain)	24,743,600	93,960,646
Bank of America Corp.	3,991,800	109,295,484
BNP Paribas SA ADR (France)	3,097,000	98,329,750
Credicorp, Ltd. (Peru)	760,897	97,371,989
Truist Financial Corp.	2,933,084	83,915,533
Wells Fargo & Co.	5,721,106	233,764,391
		716,637,793

	Shares	Value
Financial Services: 9.9%
Capital One Financial Corp.	1,528,220	$148,313,751
Fidelity National Information Services, Inc.	2,189,100	120,991,557
Fiserv, Inc.(a)	2,527,700	285,528,992
State Street Corp.	1,522,000	101,913,120
The Bank of New York Mellon Corp.	4,338,900	185,054,085
The Charles Schwab Corp.	3,720,500	204,255,450
The Goldman Sachs Group, Inc.	255,300	82,607,421
UBS Group AG, NY Shs (Switzerland)	5,449,500	134,330,175
XP, Inc., Class A (Brazil)	2,677,200	61,709,460
		1,324,704,011
Insurance: 1.4%
Aegon NV, NY Shs (Netherlands)	6,009,303	28,844,655
Brighthouse Financial, Inc.(a)	603,318	29,526,383
Lincoln National Corp.	452,477	11,171,657
MetLife, Inc.	1,910,642	120,198,488
		189,741,183
		2,231,082,987
Health Care: 13.0%
Health Care Equipment & Services: 3.9%
Baxter International, Inc.	460,700	17,386,818
CVS Health Corp.	1,188,600	82,988,052
Fresenius Medical Care AG & Co. KGaA ADR (Germany)	4,223,110	90,965,789
GE HealthCare Technologies, Inc.	1,029,500	70,047,180
Medtronic PLC	460,700	36,100,452
The Cigna Group	634,065	181,386,975
UnitedHealth Group, Inc.	77,672	39,161,446
		518,036,712
Pharmaceuticals, Biotechnology & Life Sciences: 9.1%
Alnylam Pharmaceuticals, Inc.(a)	162,700	28,814,170
Avantor, Inc.(a)	471,606	9,941,454
Bayer AG ADR (Germany)	4,631,400	55,576,800
BioMarin Pharmaceutical, Inc.(a)	829,100	73,358,768
Bristol-Myers Squibb Co.	467,500	27,133,700
Elanco Animal Health, Inc.(a)	5,759,600	64,737,904
Gilead Sciences, Inc.	1,987,580	148,949,245
GSK PLC ADR (United Kingdom)	5,512,480	199,827,400
Incyte Corp.(a)	1,314,300	75,927,111
Neurocrine Biosciences, Inc.(a)	11,000	1,237,500
Novartis AG ADR (Switzerland)	820,900	83,616,874
Regeneron Pharmaceuticals, Inc.(a)	137,900	113,486,184
Roche Holding AG ADR (Switzerland)	1,859,300	63,086,049
Sanofi ADR (France)	5,034,665	270,059,431
		1,215,752,590
		1,733,789,302
Industrials: 3.4%
Capital Goods: 1.6%
General Electric Co.	1,013,400	112,031,370
Johnson Controls International PLC	993,714	52,875,522
RTX Corp.	697,800	50,220,666
		215,127,558
Transportation: 1.8%
FedEx Corp.	653,734	173,187,211
Norfolk Southern Corp.	372,900	73,435,197
		246,622,408
		461,749,966
1 / Dodge & Cox Balanced FundSee accompanying Notes to Portfolio of Investments

Portfolio of Investments (unaudited)
             September 30, 2023
Common Stocks (continued)
	Shares	Value
Information Technology: 5.0%
Semiconductors & Semiconductor Equipment: 0.4%
Microchip Technology, Inc.	779,610	$60,848,560
Software & Services: 3.0%
Cognizant Technology Solutions Corp., Class A	648,400	43,922,616
Microsoft Corp.	541,100	170,852,325
VMware, Inc., Class A(a)	1,130,833	188,261,078
		403,036,019
Technology, Hardware & Equipment: 1.6%
Cisco Systems, Inc.	829,300	44,583,168
Coherent Corp.(a)	1,280,200	41,785,728
Dell Technologies, Inc., Class C	478,183	32,946,809
HP, Inc.	1,318,330	33,881,081
Juniper Networks, Inc.	1,295,129	35,991,635
TE Connectivity, Ltd.	174,036	21,498,667
		210,687,088
		674,571,667
Materials: 1.8%
Celanese Corp.	152,832	19,183,472
Glencore PLC(c) (Australia)	9,589,600	54,841,074
LyondellBasell Industries NV, Class A	1,022,400	96,821,280
Nutrien, Ltd. (Canada)	1,045,100	64,545,376
		235,391,202
Real Estate: 0.2%
Equity Real Estate Investment Trusts (Reits): 0.2%
Gaming & Leisure Properties, Inc. REIT	526,254	23,970,870
Utilities: 0.8%
Dominion Energy, Inc.	2,303,500	102,897,345
Total Common Stocks (Cost $6,039,921,168)		$8,142,150,317
Debt Securities: 36.8%
	Par Value	Value
U.S. Treasury: 3.7%
U.S. Treasury Inflation Indexed
2.00%, 1/15/26(d)	$139,716,057	$136,966,763
U.S. Treasury Note/Bond
4.625%, 6/30/25	18,038,000	17,883,691
4.75%, 7/31/25	2,435,000	2,418,830
5.00%, 8/31/25	128,320,000	128,059,350
4.125%, 6/15/26	63,430,000	62,255,554
4.50%, 7/15/26	82,505,000	81,744,407
4.125%, 8/31/30	60,000,000	58,237,500
		487,566,095
Government-Related: 1.0%
Agency: 0.8%
Petroleo Brasileiro SA (Brazil)
7.25%, 3/17/44	4,300,000	4,223,180
6.75%, 6/3/50	10,500,000	9,523,230
Petroleos Mexicanos (Mexico)
6.70%, 2/16/32	52,399,000	38,888,961
6.375%, 1/23/45	10,725,000	6,261,259
6.75%, 9/21/47	11,625,000	6,888,234
7.69%, 1/23/50	65,530,000	42,094,906
		107,879,770

	Par Value	Value
Local Authority: 0.1%
State of Illinois GO
5.10%, 6/1/33	$22,615,000	$21,468,216
		21,468,216
Sovereign: 0.1%
Colombia Government (Colombia)
5.625%, 2/26/44	8,100,000	5,784,845
5.00%, 6/15/45	8,300,000	5,431,087
		11,215,932
		140,563,918
Securitized: 16.7%
Asset-Backed: 2.4%
Federal Agency: 0.0%*
Small Business Admin. - 504 Program
Series 2003-20J 1, 4.92%, 10/1/23	51,676	51,669
Series 2007-20F 1, 5.71%, 6/1/27	284,300	281,109
		332,778
Other: 0.3%
Rio Oil Finance Trust (Brazil)
9.25%, 7/6/24(e)	8,197,251	8,238,237
9.75%, 1/6/27(e)	16,876,434	17,382,728
8.20%, 4/6/28(e)	9,088,987	9,134,432
		34,755,397
Student Loan: 2.1%
Navient Student Loan Trust
United States 30 Day Average SOFR
+1.264%, Series 2016-7A A, 6.579%, 3/25/66(e)	31,887,760	31,891,147
+1.414%, Series 2016-6A A3, 6.729%, 3/25/66(e)	23,202,341	23,253,419
+0.914%, Series 2017-5A A, 6.229%, 7/26/66(e)	4,881,553	4,838,640
+1.264%, Series 2017-1A A3, 6.579%, 7/26/66(e)	5,181,654	5,169,637
+1.164%, Series 2017-2A A, 6.479%, 12/27/66(e)	7,195,567	7,161,477
+0.8640%, Series 2018-2A A3, 6.179%, 3/25/67(e)	74,587,994	72,954,010
+1.114%, Series 2019-2A A2, 6.429%, 2/27/68(e)	3,261,170	3,209,335
+0.814%, Series 2016-1A A, 6.129%, 2/25/70(e)	5,848,112	5,799,095
+0.664%, Series 2021-2A A1B, 0.70%, 2/25/70(e)	14,563,777	14,357,099
SLM Student Loan Trust
United States 30 Day Average SOFR
+0.914%, Series 2012-5 A3, 6.229%, 3/25/26	44,165,841	43,623,600
United States 90 Day Average SOFR
+0.8610%, Series 2005-9 A7A, 5.916%, 1/25/41	4,143,428	4,091,595
+0.4310%, Series 2006-2 A6, 5.486%, 1/25/41	7,783,414	7,586,182
+0.4210%, Series 2006-8 A6, 5.476%, 1/25/41	4,347,420	4,235,603
+0.811%, Series 2004-3A A6B, 5.866%, 10/25/64(e)	18,203,466	17,906,750
SMB Private Education Loan Trust (Private Loans)
Series 2018-B A2A, 3.60%, 1/15/37(e)	7,045,285	6,735,906
See accompanying Notes to Portfolio of InvestmentsDodge & Cox Balanced Fund / 2

Portfolio of Investments (unaudited)
             September 30, 2023
Debt Securities (continued)
	Par Value	Value
Series 2023-C A1A, 5.67%, 11/15/52(e)	$12,241,000	$12,058,416
Series 2023-A A1A, 5.38%, 1/15/53(e)	16,957,988	16,549,556
		281,421,467
		316,509,642
CMBS: 0.1%
Agency CMBS: 0.1%
Freddie Mac Multifamily Interest Only
Series K055 X1, 1.473%, 3/25/26(f)	9,666,510	273,479
Series K056 X1, 1.374%, 5/25/26(f)	4,056,185	105,375
Series K064 X1, 0.734%, 3/25/27(f)	8,708,571	150,209
Series K065 X1, 0.804%, 4/25/27(f)	42,152,073	824,718
Series K066 X1, 0.885%, 6/25/27(f)	36,536,933	816,377
Series K069 X1, 0.472%, 9/25/27(f)	218,384,218	2,655,290
Series K090 X1, 0.856%, 2/25/29(f)	179,463,830	5,853,249
		10,678,697
		10,678,697
Mortgage-Related: 14.2%
CMO & REMIC: 3.2%
Dept. of Veterans Affairs
Series 1995-1 1, 5.51%, 2/15/25(f)	23,314	23,248
Series 1995-2C 3A, 8.793%, 6/15/25	12,575	12,787
Series 2002-1 2J, 6.50%, 8/15/31	2,299,064	2,250,102
Fannie Mae
Trust 2002-33 A1, 7.00%, 6/25/32	730,026	736,017
Trust 2009-30 AG, 6.50%, 5/25/39	578,879	585,602
Trust 2009-66 ET, 6.00%, 5/25/39	48,533	47,989
Trust 2020-45 HD, 3.50%, 7/25/40	831,504	741,469
Trust 2001-T7 A1, 7.50%, 2/25/41	550,760	573,890
Trust 2001-T5 A3, 7.50%, 6/19/41(f)	299,018	300,871
Trust 2001-T4 A1, 7.50%, 7/25/41	556,429	557,516
Trust 2001-T8 A1, 7.50%, 7/25/41	496,076	488,312
Trust 2001-W3 A, 7.00%, 9/25/41(f)	291,709	280,380
Trust 2001-T10 A2, 7.50%, 12/25/41	339,447	339,997
Trust 2013-106 MA, 4.00%, 2/25/42	3,843,619	3,613,422
Trust 2002-W6 2A1, 7.00%, 6/25/42(f)	556,803	532,191
Trust 2002-W8 A2, 7.00%, 6/25/42	816,273	838,762
Trust 2003-W2 1A2, 7.00%, 7/25/42	563,111	575,980
Trust 2003-W2 1A1, 6.50%, 7/25/42	1,249,753	1,239,846
Trust 2003-W4 4A, 5.555%, 10/25/42(f)	608,884	605,528
Trust 2012-121 NB, 7.00%, 11/25/42	643,737	665,523
Trust 2013-19 ZA, 3.50%, 3/25/43	16,526,485	14,502,478
Trust 2004-T1 1A2, 6.50%, 1/25/44	443,239	445,536
Trust 2004-W2 5A, 7.50%, 3/25/44	711,338	728,697
Trust 2004-W8 3A, 7.50%, 6/25/44	117,178	118,436
Trust 2005-W4 1A2, 6.50%, 8/25/45	1,380,867	1,384,378
Trust 2009-11 MP, 7.00%, 3/25/49	1,158,184	1,187,433
United States 30 Day Average SOFR
+0.6640%, Trust 2013-98 FA, 5.979%, 9/25/43	2,163,866	2,102,423
Freddie Mac
Series T-48 1A4, 5.538%, 7/25/33	13,236,949	13,022,091
Series T-51 1A, 6.50%, 9/25/43(f)	105,313	102,919
Series T-59 1A1, 6.50%, 10/25/43	4,475,328	4,448,094
Series 4281 BC, 4.50%, 12/15/43(f)	12,944,145	12,286,275
Series 4384 DZ, 2.50%, 9/15/44	22,836,253	19,184,227
United States 30 Day Average SOFR
+0.7240%, Series 314 F2, 6.038%, 9/15/43	5,115,585	4,987,419
Ginnie Mae
CME Term SOFR 1 Month

	Par Value	Value
+0.7340%, Series 2014-H18 FA, 5.229%, 9/20/64	$1,840,443	$1,824,814
+0.8140%, Series 2020-H02 FA, 3.791%, 1/20/70	14,844,480	14,617,286
+0.7640%, Series 2020-H01 FV, 6.082%, 1/20/70	19,960,934	19,464,566
United States 30 Day Average SOFR
+0.55%, Series 2022-H04 FG, 5.226%, 2/20/67	8,990,673	8,906,250
+0.80%, Series 2023-H05 FJ, 5.112%, 2/20/68	48,403,918	48,117,134
+0.41%, Series 2022-H06 FC, 5.41%, 8/20/68	36,576,466	35,804,351
+1.02%, Series 2023-H08 FE, 4.739%, 8/20/71	21,153,747	21,218,771
+1.00%, Series 2022-H20 FB, 5.904%, 8/20/71	32,882,445	32,555,577
+0.82%, Series 2022-H04 HF, 6.134%, 2/20/72	7,294,147	7,191,572
+0.67%, Series 2022-H09 FA, 5.984%, 4/20/72	20,448,398	19,986,759
+0.74%, Series 2022-H09 FC, 6.054%, 4/20/72	25,156,254	24,671,130
+0.97%, Series 2022-H11 EF, 6.284%, 5/20/72	15,580,566	15,577,492
CME Term SOFR 12 Month
+1.0150%, Series 2017-H03 F, 5.729%, 1/20/67	12,793,912	12,686,966
+0.9450%, Series 2017-H12 BF, 4.439%, 10/20/67	12,062,359	11,954,884
+0.9450%, Series 2017-H20 FG, 4.439%, 10/20/67	7,414,684	7,344,461
+0.7750%, Series 2018-H02 GF, 4.642%, 12/20/67	17,710,814	17,384,993
+0.7950%, Series 2018-H08 GF, 5.185%, 5/20/68	4,266,834	4,136,669
+0.9650%, Series 2018-H13 BF, 5.345%, 6/20/68	12,832,166	12,523,045
+0.9950%, Series 2019-H04 EF, 5.606%, 11/20/68	18,067,645	17,633,169
+0.9650%, Series 2019-H01 FV, 3.834%, 12/20/68	1,892,235	1,845,737
		424,955,464
Federal Agency Mortgage Pass-Through: 11.0%
4.50%, 1/1/25 - 6/1/56	32,919,322	31,161,677
3.50%, 1/1/27 - 2/1/53	573,835,183	497,117,315
6.50%, 12/1/28 - 8/1/39	5,121,469	5,232,950
4.00%, 11/1/30 - 2/1/37	12,097,863	11,154,341
5.50%, 7/1/33 - 8/1/37	3,417,469	3,400,786
5.988%, 9/1/34(f)	166,165	164,963
3.558%, 12/1/34(f)	266,762	260,057
4.039%, 1/1/35(f)	228,586	224,884
6.912%, 1/1/35(f)	295,466	298,706
5.047%, 8/1/35(f)	183,915	179,928
6.00%, 9/1/36 - 8/1/37	4,605,377	4,641,957
4.271%, 5/1/37(f)	427,975	421,716
7.00%, 8/1/37	131,672	137,075
4.03%, 11/1/40 - 12/1/40(f)	647,958	642,426
2.50%, 4/1/42 - 10/1/50	169,648,711	137,126,862
3.00%, 8/1/42 - 3/1/52	56,945,310	47,786,089
3.80%, 11/1/43(f)	623,469	621,096
4.222%, 4/1/44(f)	1,767,864	1,775,879
3.85%, 11/1/44 - 12/1/44(f)	4,527,095	4,545,590
5.465%, 9/1/45(f)	440,577	447,909
3 / Dodge & Cox Balanced FundSee accompanying Notes to Portfolio of Investments

Portfolio of Investments (unaudited)
             September 30, 2023
Debt Securities (continued)
	Par Value	Value
5.987%, 12/1/45(f)	$1,286,660	$1,309,141
6.831%, 1/1/46(f)	809,904	813,988
2.959%, 4/1/46(f)	1,504,294	1,434,173
2.51%, 12/1/46(f)	3,410,928	3,165,682
3.14%, 6/1/47(f)	1,450,904	1,443,019
3.064%, 7/1/47(f)	2,108,795	2,094,672
6.501%, 8/1/47(f)	2,009,603	2,022,063
5.00%, 12/1/48 - 3/1/49	3,322,938	3,197,629
3.325%, 1/1/49(f)	1,479,722	1,426,985
2.00%, 9/1/50 - 12/1/50	93,798,169	72,354,096
1.919%, 4/1/52(f)	16,098,248	14,114,447
1.953%, 4/1/52(f)	38,990,289	32,956,889
2.316%, 4/1/52(f)	21,227,984	18,196,105
2.632%, 7/1/52(f)	18,579,617	16,117,765
5.495%, 5/1/34(f)	239,474	234,137
4.375%, 10/1/35(f)	674,503	685,405
4.818%, 4/1/37(f)	638,066	640,295
4.449%, 9/1/37(f)	605,427	616,570
4.114%, 1/1/38(f)	135,688	134,205
4.569%, 2/1/38(f)	341,148	336,934
5.639%, 7/1/38(f)	56,947	58,314
4.628%, 10/1/38(f)	208,987	205,028
4.691%, 10/1/41(f)	134,786	135,832
5.529%, 8/1/42(f)	701,330	699,867
5.25%, 5/1/44(f)	2,225,465	2,234,467
5.36%, 5/1/44(f)	72,236	71,056
5.365%, 6/1/44(f)	613,083	600,724
5.87%, 6/1/44(f)	743,405	750,816
4.878%, 1/1/45(f)	2,122,342	2,130,897
6.028%, 10/1/45(f)	1,117,327	1,132,841
6.033%, 10/1/45(f)	1,367,328	1,384,371
3.282%, 7/1/47(f)	1,606,000	1,586,974
3.237%, 1/1/49(f)	4,539,357	4,363,940
3.73%, 3/1/49(f)	1,013,434	970,023
2.311%, 5/1/52(f)	14,275,321	12,154,577
2.023%, 5/1/52(f)	42,598,061	36,049,746
4.50%, 9/1/24 - 6/1/42	13,710,564	12,975,980
6.50%, 10/1/26 - 4/1/33	2,166,316	2,210,264
7.00%, 11/1/37 - 9/1/38	1,453,961	1,524,789
5.50%, 12/1/37	150,254	150,294
6.00%, 2/1/39	399,481	406,687
3.00%, 5/1/42 - 6/1/52	245,807,769	206,146,546
2.50%, 6/1/50 - 2/1/51	125,898,669	101,416,480
2.00%, 9/1/50	79,442,661	61,261,430
3.50%, 5/1/52 - 8/1/52	117,370,242	101,467,695
7.50%, 11/15/24 - 10/15/25	18,684	18,657
		1,472,744,701
		1,897,700,165
		2,224,888,504
Corporate: 15.4%
Financials: 6.8%
Bank of America Corp.
6.25%, (g)(h)(i)	32,978,000	32,444,843
6.10%, (g)(h)(i)	31,008,000	30,364,134
4.45%, 3/3/26	3,970,000	3,823,628
4.25%, 10/22/26	2,970,000	2,821,384
4.183%, 11/25/27	7,925,000	7,367,088
3.846%, 3/8/37(i)	40,560,000	32,989,652
Barclays PLC (United Kingdom)
5.829%, 5/9/27(i)	7,700,000	7,562,014
4.836%, 5/9/28	4,525,000	4,130,907
5.501%, 8/9/28(i)	10,750,000	10,329,436
5.746%, 8/9/33(i)	9,500,000	8,767,214
6.224%, 5/9/34(i)	2,800,000	2,652,410

	Par Value	Value
7.119%, 6/27/34(i)	$4,500,000	$4,334,100
BNP Paribas SA (France)
4.375%, 9/28/25(e)	8,223,000	7,914,471
4.625%, 3/13/27(e)	12,175,000	11,543,121
Boston Properties, Inc.
3.65%, 2/1/26	5,341,000	5,011,287
2.75%, 10/1/26	22,161,000	19,870,257
2.90%, 3/15/30	7,270,000	5,753,857
3.25%, 1/30/31	5,850,000	4,600,985
6.50%, 1/15/34	11,450,000	10,911,497
Capital One Financial Corp.
4.20%, 10/29/25	11,475,000	10,941,931
2.636%, 3/3/26(i)	6,775,000	6,394,029
4.927%, 5/10/28(i)	10,075,000	9,561,761
5.268%, 5/10/33(i)	4,975,000	4,400,318
6.377%, 6/8/34(i)	3,400,000	3,208,633
Citigroup, Inc.
9.699%, (g)(h)(i)	19,090,000	19,053,551
5.95%, (g)(h)(i)	67,677,000	64,573,401
6.25%, (g)(h)(i)	45,886,000	44,154,249
3.785%, 3/17/33(i)	15,725,000	13,118,347
United States 90 Day Average SOFR
+6.63%, 12.001%, 10/30/40(g)	37,080,925	43,622,000
HSBC Holdings PLC (United Kingdom)
4.30%, 3/8/26	6,062,000	5,819,571
5.21%, 8/11/28(i)	5,525,000	5,319,292
4.762%, 3/29/33(i)	41,136,000	35,032,918
5.402%, 8/11/33(i)	12,000,000	11,058,177
8.113%, 11/3/33(i)	9,700,000	10,200,840
6.547%, 6/20/34(i)	10,125,000	9,602,207
6.50%, 5/2/36	17,805,000	17,279,757
6.50%, 9/15/37	3,265,000	3,188,072
JPMorgan Chase & Co.
6.10%, (g)(h)(i)	82,280,000	81,311,112
1.04%, 2/4/27(i)	17,500,000	15,574,195
8.75%, 9/1/30(g)	25,692,000	29,703,883
2.739%, 10/15/30(i)	5,000,000	4,181,335
2.956%, 5/13/31(i)	11,793,000	9,689,420
5.717%, 9/14/33(i)	22,700,000	21,821,077
Lloyds Banking Group PLC (United Kingdom)
4.65%, 3/24/26	3,100,000	2,968,233
3.75%, 3/18/28(i)	8,025,000	7,369,421
7.953%, 11/15/33(i)	10,500,000	10,860,446
NatWest Group PLC (United Kingdom)
5.808%, 9/13/29(i)	11,800,000	11,446,738
6.016%, 3/2/34(i)	13,000,000	12,476,412
3.032%, 11/28/35(i)	12,365,000	9,306,124
The Charles Schwab Corp.
5.643%, 5/19/29(i)	4,500,000	4,407,403
5.853%, 5/19/34(i)	2,500,000	2,377,234
6.136%, 8/24/34(i)	5,075,000	4,936,740
The Goldman Sachs Group, Inc.
3.615%, 3/15/28(i)	25,695,000	23,708,105
UBS Group AG (Switzerland)
5.959%, 1/12/34(e)(i)	23,275,000	22,325,509
UniCredit SPA (Italy)
7.296%, 4/2/34(e)(i)	29,960,000	28,223,246
5.459%, 6/30/35(e)(i)	7,325,000	6,140,578
Unum Group
6.75%, 12/15/28	8,417,000	8,510,537
Wells Fargo & Co.
5.875%, (g)(h)(i)	27,987,000	27,443,487
4.10%, 6/3/26	3,376,000	3,206,620
See accompanying Notes to Portfolio of InvestmentsDodge & Cox Balanced Fund / 4

Portfolio of Investments (unaudited)
             September 30, 2023
Debt Securities (continued)
	Par Value	Value
4.30%, 7/22/27	$13,145,000	$12,387,049
2.572%, 2/11/31(i)	12,005,000	9,703,834
4.897%, 7/25/33(i)	11,000,000	9,955,003
		909,755,080
Industrials: 7.6%
AT&T, Inc.
2.55%, 12/1/33	11,700,000	8,593,513
3.50%, 9/15/53	20,385,000	12,594,852
3.55%, 9/15/55	12,775,000	7,820,318
3.80%, 12/1/57	8,700,000	5,511,675
3.65%, 9/15/59	12,662,000	7,704,169
Bayer AG (Germany)
4.375%, 12/15/28(e)	10,100,000	9,388,201
British American Tobacco PLC (United Kingdom)
3.75%, (b)(g)(h)(i)(j)	88,928,000	74,980,261
6.343%, 8/2/30	3,900,000	3,841,404
4.742%, 3/16/32	15,335,000	13,512,945
6.421%, 8/2/33	3,900,000	3,790,402
4.39%, 8/15/37	3,075,000	2,353,015
3.734%, 9/25/40	1,100,000	737,665
4.54%, 8/15/47	5,000,000	3,441,709
5.65%, 3/16/52	6,300,000	5,043,753
Burlington Northern Santa Fe LLC(k)
5.72%, 1/15/24	268,540	267,655
5.629%, 4/1/24	345,833	343,126
5.342%, 4/1/24	311,113	309,600
Cemex SAB de CV (Mexico)
5.20%, 9/17/30(e)	14,400,000	13,234,774
3.875%, 7/11/31(e)	13,105,000	10,976,948
Charter Communications, Inc.
4.50%, 5/1/32	14,925,000	11,713,855
4.40%, 4/1/33	2,475,000	2,105,083
4.50%, 6/1/33(e)	12,105,000	9,262,011
4.25%, 1/15/34(e)	5,850,000	4,307,226
6.55%, 5/1/37	11,000,000	9,977,104
6.75%, 6/15/39	6,160,000	5,638,654
6.484%, 10/23/45	50,612,000	44,191,520
5.75%, 4/1/48	11,200,000	8,942,761
5.25%, 4/1/53	5,135,000	3,838,429
Cox Enterprises, Inc.
3.85%, 2/1/25(e)	14,626,000	14,177,258
3.35%, 9/15/26(e)	14,932,000	13,894,956
3.50%, 8/15/27(e)	16,200,000	14,805,294
CVS Health Corp.
4.30%, 3/25/28	2,538,000	2,401,991
4.78%, 3/25/38	11,830,000	10,187,401
Dillard's, Inc.
7.75%, 7/15/26	50,000	50,535
7.75%, 5/15/27	540,000	549,957
7.00%, 12/1/28	15,135,000	14,998,975
Dow, Inc.
7.375%, 11/1/29	3,353,000	3,602,384
9.40%, 5/15/39	3,286,000	4,157,480
Elanco Animal Health, Inc.
6.65%, 8/28/28	13,000,000	12,642,500
Ford Motor Credit Co. LLC(k)
3.81%, 1/9/24	14,363,000	14,206,620
5.125%, 6/16/25	16,100,000	15,585,170
3.375%, 11/13/25	9,350,000	8,675,080
4.389%, 1/8/26	18,850,000	17,791,186
4.542%, 8/1/26	18,304,000	17,182,190
2.70%, 8/10/26	12,700,000	11,333,044

	Par Value	Value
4.95%, 5/28/27	$10,000,000	$9,386,533
7.35%, 11/4/27	4,000,000	4,078,665
6.80%, 5/12/28	3,100,000	3,096,414
Foundry JV Holdco LLC(k)
5.875%, 1/25/34(e)	7,200,000	6,877,816
GE HealthCare Technologies, Inc.
5.905%, 11/22/32	14,575,000	14,459,848
HCA Healthcare, Inc.
3.125%, 3/15/27	3,575,000	3,248,206
4.125%, 6/15/29	2,700,000	2,444,259
3.625%, 3/15/32	6,550,000	5,429,221
Imperial Brands PLC (United Kingdom)
4.25%, 7/21/25(e)	25,425,000	24,490,610
3.50%, 7/26/26(e)	7,800,000	7,299,420
6.125%, 7/27/27(e)	11,425,000	11,393,450
3.875%, 7/26/29(e)	21,150,000	18,620,437
Kinder Morgan, Inc.
4.80%, 2/1/33	4,120,000	3,714,349
5.50%, 3/1/44	17,002,000	14,464,988
5.40%, 9/1/44	11,019,000	9,281,171
5.55%, 6/1/45	9,600,000	8,249,835
Macy's, Inc.
6.70%, 7/15/34(e)	2,539,000	2,025,183
Microchip Technology, Inc.
.983%, 9/1/24	19,714,000	18,819,211
Oracle Corp.
1.65%, 3/25/26	13,990,000	12,671,968
2.80%, 4/1/27	6,350,000	5,765,604
2.95%, 4/1/30	5,000,000	4,207,432
Philip Morris International, Inc.
5.625%, 11/17/29	2,150,000	2,125,613
5.75%, 11/17/32	2,575,000	2,512,491
5.375%, 2/15/33	6,050,000	5,734,413
Prosus NV(k) (China)
4.85%, 7/6/27(e)	14,200,000	13,237,041
3.68%, 1/21/30(e)	3,750,000	3,022,609
3.061%, 7/13/31(e)	38,650,000	28,695,984
4.193%, 1/19/32(e)	19,475,000	15,529,756
4.987%, 1/19/52(e)	29,529,000	19,432,252
TC Energy Corp. (Canada)
5.625%, 5/20/75(g)(i)	20,570,000	19,038,763
5.875%, 8/15/76(g)(i)	5,615,000	5,119,667
5.30%, 3/15/77(g)(i)	29,935,000	25,734,772
5.50%, 9/15/79(g)(i)	6,850,000	5,624,367
5.60%, 3/7/82(g)(i)	19,781,000	16,191,251
Telecom Italia SPA (Italy)
5.303%, 5/30/24(e)	29,287,000	28,794,636
7.20%, 7/18/36	11,596,000	10,317,936
7.721%, 6/4/38	8,212,000	7,513,980
The Cigna Group
7.875%, 5/15/27	17,587,000	18,914,337
4.375%, 10/15/28	5,211,000	4,930,700
T-Mobile U.S., Inc.
2.25%, 2/15/26	6,800,000	6,259,840
3.375%, 4/15/29	6,500,000	5,717,007
3.875%, 4/15/30	13,475,000	11,938,459
3.50%, 4/15/31	14,625,000	12,366,451
5.20%, 1/15/33	8,500,000	8,022,003
4.375%, 4/15/40	2,675,000	2,149,437
Ultrapar Participacoes SA (Brazil)
5.25%, 10/6/26(e)	12,050,000	11,507,750
5.25%, 6/6/29(e)	2,594,000	2,381,243
Union Pacific Corp.
6.176%, 1/2/31	2,812,805	2,849,374
5 / Dodge & Cox Balanced FundSee accompanying Notes to Portfolio of Investments

Portfolio of Investments (unaudited)
             September 30, 2023
Debt Securities (continued)
	Par Value	Value
Verizon Communications, Inc.
4.272%, 1/15/36	$11,847,000	$10,093,735
3.55%, 3/22/51	5,225,000	3,438,167
VMware, Inc.
1.40%, 8/15/26	19,765,000	17,434,840
4.65%, 5/15/27	14,137,000	13,633,330
Vodafone Group PLC (United Kingdom)
7.00%, 4/4/79(g)(i)	20,525,000	20,385,588
		1,011,337,061
Utilities: 1.0%
American Electric Power Co., Inc.
5.699%, 8/15/25	11,320,000	11,261,980
Dominion Energy
5.75%, 10/1/54(g)(i)	22,950,000	22,212,516
Enel SPA (Italy)
5.00%, 6/15/32(e)	7,150,000	6,468,448
6.80%, 9/15/37(e)	7,060,000	7,119,517
6.00%, 10/7/39(e)	4,447,000	4,133,642
NextEra Energy, Inc.
4.255%, 9/1/24	6,625,000	6,518,009
6.051%, 3/1/25	3,375,000	3,380,107
5.749%, 9/1/25	3,975,000	3,963,838
4.625%, 7/15/27	10,075,000	9,710,860
The Southern Co.
5.113%, 8/1/27	11,900,000	11,661,593
4.85%, 6/15/28	12,475,000	12,054,090
4.00%, 1/15/51(g)(i)	19,036,000	17,607,965
3.75%, 9/15/51(g)(i)	19,900,000	17,356,724
		133,449,289
		2,054,541,430
Total Debt Securities (Cost $5,326,983,823)		$4,907,559,947
Short-Term Investments: 2.4%
	Par Value/ Shares	Value
Repurchase Agreements: 2.0%
Fixed Income Clearing Corporation(l) 5.28%, dated 9/29/23, due 10/2/23, maturity value $225,099,000	$225,000,000	$225,000,000
Fixed Income Clearing Corporation(l) 2.70%, dated 9/29/23, due 10/2/23, maturity value $42,520,565	42,511,000	42,511,000
		267,511,000
Money Market Fund: 0.4%
State Street Institutional U.S. Government Money Market Fund - Premier Class	53,547,563	53,547,563
Total Short-Term Investments (Cost $321,058,563)		$321,058,563
Total Investments In Securities (Cost $11,687,963,554)	100.2%	$13,370,768,827
Other Assets Less Liabilities	(0.2)%	(29,519,175)
Net Assets	100.0%	$13,341,249,652
(a)	Non-income producing
(b)	The security is issued in Euros (EUR).
(c)	The security is issued in British Pounds (GBP).
(d)	Inflation-linked
(e)	Security exempt from registration under Rule 144A of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(f)
Variable rate security: interest rate is determined by the interest rates of underlying pool of assets that collateralize the security. The interest rate of the security may change due to a change in the interest rates or the composition of underlying pool of assets. The interest rate shown is the rate as of period end.

(g)	Hybrid security: characteristics of both a debt and equity security.
(h)	Perpetual security: no stated maturity date.
(i)
Variable rate security: fixed-to-float security pays an initial fixed interest rate and will pay a floating interest rate established at a predetermined time in the future. The interest rate shown is the rate as of period end.

(j)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S securities are subject to restrictions on resale in the United States.
(k)	Subsidiary. Security may be issued by parent company or one of its subsidiaries. (see below)
(l)	Repurchase agreement is collateralized by U.S. Treasury Notes 0.75%- 3.75%, 5/31/26-5/31/30. Total collateral value is $272,861,330.
*	Rounds to 0.0%.
The Fund usually classifies a company or issuer based on its country of risk, but may designate a different country in certain circumstances.
Debt securities are grouped by parent company unless otherwise noted. Actual securities may be issued by the listed parent company or one of its subsidiaries.
Debt securities with floating interest rates are linked to the referenced benchmark; the interest rate shown is the rate as of period end.
ADR: American Depositary Receipt
CMBS: Commercial Mortgage-Backed Security
CMO: Collateralized Mortgage Obligation
GO: General Obligation
NY Shs: New York Registry Shares
REMIC: Real Estate Mortgage Investment Conduit
SOFR: Secured Overnight Financing Rate
See accompanying Notes to Portfolio of InvestmentsDodge & Cox Balanced Fund / 6

Portfolio of Investments (unaudited)
             September 30, 2023
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value / Unrealized Appreciation/ (Depreciation)
10 Year U.S. Treasury Note— Long Position	1,201	12/19/23	$129,783,063	$(1,695,789)
E-Mini S&P 500 Index— Short Position	(2,721)	12/15/23	(588,484,275)	25,283,234
Euro-Bund— Short Position	(320)	12/7/23	(43,521,489)	1,084,814
				$24,672,259
Currency Forward Contracts
Counterparty	Settle Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
EUR: Euro
Bank of America	12/13/23	USD	43,374,159	EUR	39,975,719	$974,215
HSBC	3/14/24	USD	4,364,378	EUR	4,019,833	80,955
Standard Chartered	3/14/24	USD	32,479,395	EUR	29,925,419	591,693
Unrealized gain on currency forward contracts						1,646,863
Unrealized loss on currency forward contracts						—
Net unrealized gain on currency forward contracts						$1,646,863
The listed counterparty may be the parent company or one of its subsidiaries.
7 / Dodge & Cox Balanced FundSee accompanying Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS (unaudited)
Security valuation. The Fund’s net assets are normally valued as of the scheduled close of trading on the New York Stock Exchange (NYSE), generally 4 p.m. Eastern Time, each day that the NYSE is open for business.
Portfolio holdings for which market quotes are readily available are valued at market value. Listed securities, for example, are generally valued using the official quoted close price or the last sale on the exchange that is determined to be the primary market for the security.
Debt securities, and derivatives traded over-the-counter are valued using prices received from independent pricing services which utilize dealer quotes, recent transaction data, pricing models, and other inputs to arrive at market-based valuations. Pricing models may consider quoted prices for similar securities, interest rates, cash flows (including prepayment speeds), and credit risk. Exchange-traded derivatives are valued at the settlement price determined by the relevant exchange. Short-term securities less than 60 days to maturity may be valued at amortized cost if amortized cost approximates current value. Mutual funds are valued at their respective net asset values. Security values are not discounted based on the size of the Fund’s position and may differ from the value a Fund receives upon sale of the securities.
Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using prevailing exchange rates. Currency forward contracts are valued based on the prevailing forward exchange rates of the underlying currencies. As a result, the Fund’s net assets may be affected by changes in the value of currencies in relation to the U.S. dollar.
If market quotations are not readily available or if normal valuation procedures produce valuations that are deemed unreliable or inappropriate under the circumstances existing at the time, the investment will be valued at fair value as determined in good faith by Dodge & Cox. The Board of Trustees has appointed Dodge & Cox, the Fund’s investment manager, as its "valuation designee", as permitted by Rule 2a-5 under the Investment Company Act of 1940, to make fair value determinations in accordance with the Dodge & Cox Funds Valuation Policies (“Valuation Policies”), subject to Board oversight. Dodge & Cox has established a Pricing Committee that is comprised of representatives from Treasury, Legal, Compliance, and Operations. The Pricing Committee is responsible for implementing the Valuation Policies, including determining the fair value of securities and other investments when necessary. The Pricing Committee considers relevant indications of value that are reasonably available to it in determining the fair value assigned to a particular security, such as the value of similar financial instruments, trading volumes, contractual restrictions on disposition, related corporate actions, and changes in economic conditions. In doing so, the Pricing Committee employs various methods for calibrating fair valuation approaches, including a regular review of key inputs and assumptions, back-testing, and review of any related market activity.
As trading in securities on most foreign exchanges is normally completed before the close of the NYSE, the value of non-U.S. securities can change by the time the Fund calculates its net asset value. To address these changes, the Fund may utilize adjustment factors provided by an independent pricing service to systematically value non-U.S. securities at fair value. These adjustment factors are based on statistical analyses of subsequent movements and changes in U.S. markets and financial instruments trading in U.S. markets that represent foreign securities or baskets of securities.
Valuing securities through a fair value determination involves greater reliance on judgment than valuation of securities based on readily available market quotations. In some instances, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a security’s value. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Valuation measurements. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.
◾ Level 1: Unadjusted quoted prices in active markets for identical securities
◾ Level 2: Other significant observable inputs (including quoted prices for similar securities, market indices, interest rates, credit risk, forward exchange rates, etc.)
◾ Level 3: Significant unobservable inputs (including Fund management’s assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s holdings at September 30, 2023:
Classification	LEVEL 1 (Quoted Prices)	LEVEL 2 (Other Significant Observable Inputs)
Securities
Common Stocks
Communication Services	$879,470,348	$—
Consumer Discretionary	582,003,583	—
Consumer Staples	426,977,407	—
Energy	790,245,640	—
Financials	2,137,122,341	93,960,646
Health Care	1,733,789,302	—
Industrials	461,749,966	—
Information Technology	674,571,667	—
Materials	180,550,128	54,841,074
Real Estate	23,970,870	—
Utilities	102,897,345	—
Dodge & Cox Balanced Fund / 8

NOTES TO PORTFOLIO OF INVESTMENTS (unaudited)
Classification	LEVEL 1 (Quoted Prices)	LEVEL 2 (Other Significant Observable Inputs)
Debt Securities
U.S. Treasury	$—	$487,566,095
Government-Related	—	140,563,918
Securitized	—	2,224,888,504
Corporate	—	2,054,541,430
Short-Term Investments
Repurchase Agreements	—	267,511,000
Money Market Fund	53,547,563	—
Total Securities	$8,046,896,160	$5,323,872,667
Other Investments
Futures Contracts
Appreciation	$26,368,048	$—
Depreciation	(1,695,789)	—
Currency Forward Contracts
Appreciation	—	1,646,863
Security transactions. Security transactions are recorded on the trade date.
9 / Dodge & Cox Balanced Fund

DODGE & COX INCOME FUND
Portfolio of Investments (unaudited)
              September 30, 2023
Debt Securities: 98.8%
	Par Value	Value
U.S. Treasury: 11.3%
U.S. Treasury Inflation Indexed
1.50%, 2/15/53(a)	$428,068,021	$353,745,546
U.S. Treasury Note/Bond
3.75%, 6/30/30	2,073,352,000	1,967,902,603
4.00%, 7/31/30	1,120,095,000	1,078,966,511
3.375%, 8/15/42	825,735,000	669,038,886
4.00%, 11/15/42	150,000,000	133,136,718
2.875%, 5/15/52	1,087,980,000	771,403,322
3.00%, 8/15/52	435,553,000	317,375,223
4.00%, 11/15/52	625,000,000	553,955,075
4.125%, 8/15/53	1,604,529,000	1,456,611,483
		7,302,135,367
Government-Related: 4.3%
Agency: 2.3%
Petroleo Brasileiro SA (Brazil)
6.90%, 3/19/49	142,924,000	131,868,514
6.75%, 6/3/50	103,465,000	93,840,096
Petroleos Mexicanos (Mexico)
6.70%, 2/16/32	607,021,000	450,512,715
6.625%, 6/15/35	189,761,000	127,102,050
6.50%, 6/2/41	45,052,000	27,103,098
6.375%, 1/23/45	135,151,000	78,901,208
6.75%, 9/21/47	66,966,000	39,679,786
6.35%, 2/12/48	22,440,000	12,802,808
7.69%, 1/23/50	842,760,000	541,368,882
		1,503,179,157
Local Authority: 1.8%
L.A. Unified School District GO
5.75%, 7/1/34	6,030,000	6,078,560
6.758%, 7/1/34	183,745,000	198,584,632
New Jersey Turnpike Authority RB
7.414%, 1/1/40	40,655,000	47,273,512
7.102%, 1/1/41	146,892,000	166,215,980
Regents of the UC Medical Center RB
4.563%, 5/15/53	98,330,000	82,928,012
State of California GO
7.50%, 4/1/34	80,226,000	92,543,114
7.30%, 10/1/39	183,965,000	208,546,146
State of Illinois GO
5.10%, 6/1/33	356,600,000	338,517,171
		1,140,687,127
Sovereign: 0.2%
Colombia Government (Colombia)
5.625%, 2/26/44	106,025,000	75,720,768
5.00%, 6/15/45	77,700,000	50,842,822
5.20%, 5/15/49	48,525,000	31,788,998
		158,352,588
		2,802,218,872
Securitized: 46.1%
Asset-Backed: 5.8%
Federal Agency: 0.0%*
Small Business Admin. - 504 Program
Series 2004-20L 1, 4.87%, 12/1/24	60,890	60,290
Series 2005-20B 1, 4.625%, 2/1/25	130,240	127,808
Series 2005-20D 1, 5.11%, 4/1/25	4,977	4,884
Series 2005-20E 1, 4.84%, 5/1/25	233,711	229,577
Series 2005-20G 1, 4.75%, 7/1/25	258,738	253,748
Series 2005-20H 1, 5.11%, 8/1/25	2,585	2,541
Series 2005-20I 1, 4.76%, 9/1/25	332,973	323,618
Series 2006-20A 1, 5.21%, 1/1/26	300,793	294,546
Series 2006-20B 1, 5.35%, 2/1/26	94,532	92,412

	Par Value	Value
Series 2006-20C 1, 5.57%, 3/1/26	$382,496	$374,408
Series 2006-20G 1, 6.07%, 7/1/26	669,988	659,142
Series 2006-20H 1, 5.70%, 8/1/26	7,441	7,319
Series 2006-20I 1, 5.54%, 9/1/26	11,887	11,715
Series 2006-20J 1, 5.37%, 10/1/26	324,414	320,660
Series 2006-20L 1, 5.12%, 12/1/26	328,049	322,225
Series 2007-20A 1, 5.32%, 1/1/27	631,260	619,359
Series 2007-20C 1, 5.23%, 3/1/27	1,011,858	988,965
Series 2007-20D 1, 5.32%, 4/1/27	894,649	870,235
Series 2007-20G 1, 5.82%, 7/1/27	816,735	800,328
		6,363,780
Other: 0.7%
Rio Oil Finance Trust (Brazil)
9.25%, 7/6/24(b)	116,964,358	117,549,179
9.75%, 1/6/27(b)	130,772,808	134,695,992
8.20%, 4/6/28(b)	161,087,998	161,893,439
		414,138,610
Student Loan: 5.1%
Navient Student Loan Trust
United States 30 Day Average SOFR
+0.714%, Series 2014-8 A3, 6.029%, 5/27/49	17,516,589	17,051,052
+1.364%, Series 2016-5A A, 6.679%, 6/25/65(b)	218,010,526	219,698,298
+1.264%, Series 2016-7A A, 6.579%, 3/25/66(b)	189,048,720	189,068,797
+1.414%, Series 2016-6A A3, 6.729%, 3/25/66(b)	140,929,557	141,239,799
+0.914%, Series 2017-5A A, 6.229%, 7/26/66(b)	248,042,591	245,862,123
+1.164%, Series 2017-3A A3, 6.479%, 7/26/66(b)	279,008,982	276,728,334
+1.264%, Series 2017-1A A3, 6.579%, 7/26/66(b)	205,640,050	205,163,150
+1.114%, Series 2017-4A A3, 6.429%, 9/27/66(b)	130,913,928	130,377,181
+1.164%, Series 2017-2A A, 6.479%, 12/27/66(b)	156,787,613	156,044,816
+0.834%, Series 2018-1A A3, 6.149%, 3/25/67(b)	86,360,160	85,332,725
+0.914%, Series 2018-3A A3, 6.229%, 3/25/67(b)	133,386,090	130,958,303
+0.794%, Series 2018-4A A2, 6.109%, 6/27/67(b)	145,809,166	142,767,295
+1.114%, Series 2019-2A A2, 6.429%, 2/27/68(b)	75,321,963	74,124,774
+0.944%, Series 2019-3A A, 6.259%, 7/25/68(b)	56,506,833	55,654,733
+0.924%, Series 2019-4A A2, 6.239%, 7/25/68(b)	53,106,385	52,106,381
+1.164%, Series 2020-1A A1B, 6.479%, 6/25/69(b)	45,908,266	45,748,698
+1.014%, Series 2020-2A A1B, 1.04%, 8/26/69(b)	89,285,696	88,494,366
+0.714%, Series 2021-1A A1B, 6.029%, 12/26/69(b)	48,203,299	47,632,788
+0.814%, Series 2016-1A A, 6.129%, 2/25/70(b)	167,307,621	165,905,282
+0.664%, Series 2021-2A A1B, 0.70%, 2/25/70(b)	66,429,613	65,486,897
Navient Student Loan Trust (Private Loans)
See accompanying Notes to Portfolio of InvestmentsDodge & Cox Income Fund / 1

Portfolio of Investments (unaudited)
             September 30, 2023
Debt Securities (continued)
	Par Value	Value
Series 2017-A A2A, 2.88%, 12/16/58(b)	$1,361,788	$1,352,911
SLM Student Loan Trust
United States 30 Day Average SOFR
+0.914%, Series 2012-5 A3, 6.229%, 3/25/26	93,852,413	92,700,149
+1.314%, Series 2011-2 A2, 6.629%, 10/25/34	17,046,397	17,117,366
United States 90 Day Average SOFR
+0.891%, Series 2004-8A A6, 5.946%, 1/25/40(b)	79,123,341	77,342,797
+0.431%, Series 2005-4 A4, 5.486%, 7/25/40	12,206,073	11,943,866
+0.751%, Series 2007-6 A5, 5.806%, 4/27/43	47,787,754	46,587,799
+0.811%, Series 2004-3A A6A, 5.866%, 10/25/64(b)	42,177,982	41,234,279
+0.811%, Series 2004-3A A6B, 5.866%, 10/25/64(b)	18,899,882	18,591,814
SMB Private Education Loan Trust (Private Loans)
Series 2017-A A2A, 2.88%, 9/15/34(b)	5,183,916	4,982,129
Series 2017-B A2A, 2.82%, 10/15/35(b)	7,209,509	6,883,682
Series 2018-A A2A, 3.50%, 2/15/36(b)	32,566,252	31,158,097
Series 2018-B A2A, 3.60%, 1/15/37(b)	24,036,687	22,981,166
Series 2023-C A1A, 5.67%, 11/15/52(b)	18,666,000	18,387,582
Series 2021-A APT2, 1.07%, 1/15/53(b)	29,564,778	25,275,585
Series 2023-B A1A, 4.99%, 10/16/56(b)	195,086,749	187,184,663
Series 2022-D A1A, 5.37%, 10/15/58(b)	174,295,888	169,688,550
		3,308,858,227
		3,729,360,617
CMBS: 0.4%
Agency CMBS: 0.4%
Freddie Mac Multifamily Interest Only
Series K055 X1, 1.473%, 3/25/26(c)	107,926,647	3,053,396
Series K056 X1, 1.374%, 5/25/26(c)	35,825,070	930,692
Series K062 X1, 0.416%, 12/25/26(c)	296,738,292	2,483,581
Series K064 X1, 0.734%, 3/25/27(c)	374,160,210	6,453,665
Series K065 X1, 0.804%, 4/25/27(c)	452,052,762	8,844,548
Series K066 X1, 0.885%, 6/25/27(c)	365,216,776	8,160,367
Series K067 X1, 0.706%, 7/25/27(c)	459,331,535	8,290,704
Series K069 X1, 0.472%, 9/25/27(c)	91,584,874	1,113,562
Series K070 X1, 0.454%, 11/25/27(c)	192,977,907	2,223,048
Series K071 X1, 0.413%, 11/25/27(c)	249,702,190	2,455,022
Series K089 X1, 0.687%, 1/25/29(c)	512,694,786	12,497,499
Series K091 X1, 0.706%, 3/25/29(c)	255,619,733	6,647,902
Series K092 X1, 0.855%, 4/25/29(c)	482,393,339	15,528,724
Series K093 X1, 1.083%, 5/25/29(c)	223,858,182	9,250,447
Series K094 X1, 1.014%, 6/25/29(c)	319,059,809	12,851,984
Series K095 X1, 1.083%, 6/25/29(c)	222,259,512	9,518,775
Series K096 X1, 1.257%, 7/25/29(c)	541,065,107	27,894,882
Series K097 X1, 1.22%, 7/25/29(c)	242,781,957	12,280,033
Series K098 X1, 1.267%, 8/25/29(c)	467,934,153	24,950,811
Series K099 X1, 1.002%, 9/25/29(c)	509,708,848	21,223,359
Series K101 X1, 0.947%, 10/25/29(c)	196,043,173	7,890,757
Series K102 X1, 0.944%, 10/25/29(c)	547,058,212	21,620,288
Series K152 X1, 1.10%, 1/25/31(c)	120,104,483	5,934,038

	Par Value	Value
Series K154 X1, 0.432%, 11/25/32(c)	$361,019,907	$6,747,282
Series K-1511 X1, 0.929%, 3/25/34(c)	173,870,909	9,165,275
		248,010,641
		248,010,641
Mortgage-Related: 39.9%
CMO & REMIC: 7.2%
Dept. of Veterans Affairs
Series 1995-2D 4A, 9.293%, 5/15/25	5,051	5,111
Series 1997-2 Z, 7.50%, 6/15/27	1,629,959	1,643,486
Series 1998-2 2A, 8.627%, 8/15/27(c)	1,173	1,178
Series 1998-1 1A, 8.293%, 3/15/28(c)	11,018	11,050
Fannie Mae
Trust 1998-58 PX, 6.50%, 9/25/28	59,480	59,509
Trust 1998-58 PC, 6.50%, 10/25/28	365,956	366,612
Trust 2001-69 PQ, 6.00%, 12/25/31	511,986	513,404
Trust 2002-33 A1, 7.00%, 6/25/32	874,214	881,387
Trust 2002-69 Z, 5.50%, 10/25/32	64,392	63,566
Trust 2008-24 GD, 6.50%, 3/25/37	245,235	247,170
Trust 2007-47 PE, 5.00%, 5/25/37	623,726	593,688
Trust 2009-30 AG, 6.50%, 5/25/39	2,465,985	2,494,626
Trust 2009-40 TB, 6.00%, 6/25/39	1,147,847	1,167,046
Trust 2001-T3 A1, 7.50%, 11/25/40	41,419	41,418
Trust 2010-123 WT, 7.00%, 11/25/40	9,797,054	10,007,527
Trust 2001-T7 A1, 7.50%, 2/25/41	52,558	54,765
Trust 2001-T5 A2, 7.00%, 6/19/41(c)	20,177	20,550
Trust 2001-T5 A3, 7.50%, 6/19/41(c)	114,275	114,983
Trust 2001-T4 A1, 7.50%, 7/25/41	780,310	781,835
Trust 2011-58 AT, 4.00%, 7/25/41	3,004,609	2,801,236
Trust 2001-T10 A1, 7.00%, 12/25/41	740,351	741,696
Trust 2013-106 MA, 4.00%, 2/25/42	8,632,451	8,115,448
Trust 2012-47 VZ, 4.00%, 5/25/42	5,778,106	5,313,545
Trust 2002-W6 2A1, 7.00%, 6/25/42(c)	1,019,997	974,910
Trust 2002-W8 A2, 7.00%, 6/25/42	672,825	691,362
Trust 2002-90 A1, 6.50%, 6/25/42	2,041,133	2,069,327
Trust 2002-T16 A3, 7.50%, 7/25/42	1,710,856	1,790,232
Trust 2003-W2 1A2, 7.00%, 7/25/42	3,529,828	3,610,497
Trust 2003-W4 3A, 4.989%, 10/25/42(c)	915,729	905,572
Trust 2012-121 NB, 7.00%, 11/25/42	343,362	354,983
Trust 2003-W1 2A, 5.25%, 12/25/42(c)	1,223,374	1,155,851
Trust 2003-7 A1, 6.50%, 12/25/42	1,689,315	1,698,814
Trust 2012-131 MZ, 3.50%, 12/25/42	12,099,689	10,419,061
Trust 2012-134 ZA, 3.00%, 12/25/42	34,972,223	29,025,154
Trust 2013-19 ZA, 3.50%, 3/25/43	10,253,325	8,997,595
Trust 2013-72 Z, 3.00%, 7/25/43	10,983,393	9,240,925
Trust 2004-T1 1A2, 6.50%, 1/25/44	575,885	578,869
Trust 2004-W2 2A2, 7.00%, 2/25/44	67,753	69,263
Trust 2004-W2 5A, 7.50%, 3/25/44	1,122,652	1,150,047
Trust 2004-W8 3A, 7.50%, 6/25/44	832,668	841,607
Trust 2004-W15 1A2, 6.50%, 8/25/44	277,407	277,798
Trust 2005-W1 1A3, 7.00%, 10/25/44	2,840,179	2,804,586
Trust 2001-79 BA, 7.00%, 3/25/45	182,085	183,472
Trust 2006-W1 1A1, 6.50%, 12/25/45	122,365	123,117
Trust 2006-W1 1A2, 7.00%, 12/25/45	816,763	834,267
Trust 2006-W1 1A3, 7.50%, 12/25/45	13,300	13,529
Trust 2006-W1 1A4, 8.00%, 12/25/45	806,265	826,676
Trust 2007-W10 1A, 6.135%, 8/25/47(c)	2,798,704	2,723,069
Trust 2007-W10 2A, 6.283%, 8/25/47(c)	861,736	838,683
Trust 2018-28 PT, 3.50%, 5/25/48	5,333,392	4,695,024
United States 30 Day Average SOFR
2 / Dodge & Cox Income FundSee accompanying Notes to Portfolio of Investments

Portfolio of Investments (unaudited)
             September 30, 2023
Debt Securities (continued)
	Par Value	Value
+0.6640%, Trust 2013-98 FA, 5.979%, 9/25/43	$9,817,723	$9,538,950
+0.5140%, Trust 2004-W14 1AF, 5.829%, 7/25/44	742,551	693,040
Freddie Mac
Series 2456 CJ, 6.50%, 6/15/32	39,148	39,772
Series 3312 AB, 6.50%, 6/15/32	895,089	905,874
Series T-41 2A, 4.664%, 7/25/32(c)	103,190	97,725
Series 2587 ZU, 5.50%, 3/15/33	1,194,229	1,167,758
Series 2610 UA, 4.00%, 5/15/33	609,027	573,548
Series T-48 1A, 4.422%, 7/25/33(c)	1,347,644	1,255,256
Series 2708 ZD, 5.50%, 11/15/33	4,233,207	4,168,779
Series 3204 ZM, 5.00%, 8/15/34	2,171,171	2,123,784
Series 3330 GZ, 5.50%, 6/15/37	288,852	275,973
Series 3427 Z, 5.00%, 3/15/38	1,033,931	1,011,248
Series 4197 LZ, 4.00%, 4/15/43	12,590,671	11,560,227
Series 4215 LZ, 3.50%, 6/15/43	34,138,461	30,096,416
Series T-51 1A, 6.50%, 9/25/43(c)	35,806	34,992
Series 4283 DW, 4.50%, 12/15/43(c)	20,070,500	19,063,031
Series 4283 EW, 4.50%, 12/15/43(c)	12,377,631	11,764,487
Series 4281 BC, 4.50%, 12/15/43(c)	34,965,102	33,188,042
Series 4319 MA, 4.50%, 3/15/44(c)	6,750,110	6,416,972
Series 4438 ZP, 3.50%, 2/15/45	5,877,120	5,072,169
Series 4653 PZ, 3.50%, 2/15/47	19,402,535	16,761,450
Series 4680 GZ, 3.50%, 3/15/47	13,376,899	11,123,047
Series 4700 KZ, 3.50%, 7/15/47	2,640,863	2,224,988
Series 4722 CZ, 3.50%, 9/15/47	12,333,010	10,806,401
Series 5020 GT, 3.50%, 10/25/50	13,442,417	11,366,488
Ginnie Mae
Series 2014-184 GZ, 3.50%, 12/20/44	5,892,243	5,216,814
Series 2015-24 Z, 3.50%, 2/20/45	18,071,480	16,170,888
Series 2015-69 DZ, 3.50%, 5/20/45	4,281,883	3,783,612
Series 2015-69 KZ, 3.50%, 5/20/45	13,975,739	12,349,321
CME Term SOFR 1 Month
+1.3640%, Series 2020-H21 FL, 4.381%, 12/20/70	17,178,039	17,154,740
+0.7640%, Series 2014-H21 FA, 4.654%, 10/20/64	4,267,740	4,232,610
+0.7440%, Series 2015-H10 FB, 5.338%, 4/20/65	6,074,555	6,004,492
+0.7140%, Series 2015-H18 FB, 6.032%, 7/20/65	3,907,499	3,876,514
+0.7140%, Series 2015-H19 FK, 6.032%, 8/20/65	3,671,891	3,639,568
+0.7340%, Series 2015-H23 FA, 5.219%, 9/20/65	846,137	838,482
+0.8640%, Series 2016-H02 FB, 4.717%, 11/20/65	15,789,971	15,690,276
+1.0140%, Series 2016-H09 FM, 5.09%, 3/20/66	9,351,723	9,275,338
+1.0140%, Series 2016-H09 FH, 5.697%, 4/20/66	11,156,148	11,080,681
+0.8940%, Series 2016-H19 FA, 6.212%, 9/20/66	5,107,979	5,081,651
+0.8640%, Series 2016-H23 F, 6.182%, 10/20/66	26,844,543	26,847,649
+0.9140%, Series 2016-H24 FB, 5.093%, 11/20/66	12,589,875	12,514,611
+0.9240%, Series 2017-H02 GF, 5.659%, 12/20/66	6,865,343	6,822,612
+0.6840%, Series 2017-H17 FB, 6.002%, 9/20/67	16,697,532	16,595,839
+0.6140%, Series 2018-H20 FB, 5.507%, 6/20/68	21,722,711	21,436,958

	Par Value	Value
+0.6140%, Series 2018-H20 FE, 5.372%, 11/20/68	$19,897,532	$19,625,672
+0.7140%, Series 2019-H15 F, 6.032%, 9/20/69	20,120,357	19,628,173
+0.7140%, Series 2019-H18 LF, 3.602%, 11/20/69	17,370,216	17,063,559
+0.7640%, Series 2019-H18 F, 6.082%, 11/20/69	21,201,595	20,953,492
+0.7640%, Series 2019-H17 FB, 3.894%, 11/20/69	64,674,643	63,160,662
+0.7640%, Series 2019-H20 AF, 3.782%, 11/20/69	13,266,730	12,955,129
+0.6640%, Series 2020-H06 FA, 3.963%, 3/20/70	66,929,356	64,840,745
+0.9640%, Series 2021-H16 HF, 5.303%, 9/20/71	6,507,783	6,418,048
United States 30 Day Average SOFR
+0.55%, Series 2022-H04 FG, 5.226%, 2/20/67	32,523,331	32,217,937
+0.50%, Series 2022-H04 GF, 5.166%, 2/20/67	32,131,446	31,796,951
+0.50%, Series 2022-H07 FB, 4.769%, 1/20/68	95,235,430	93,584,009
+0.30%, Series 2022-H06 FA, 4.775%, 2/20/68	114,695,604	112,163,022
+0.50%, Series 2022-H07 AF, 5.23%, 2/20/68	40,357,128	39,703,908
+0.50%, Series 2022-H07 BF, 4.874%, 2/20/68	142,632,879	140,098,121
+0.50%, Series 2022-H07 FH, 5.204%, 6/20/68	7,101,253	6,953,148
+0.41%, Series 2022-H06 FC, 5.41%, 8/20/68	66,934,498	65,521,538
+1.30%, Series 2023-H08 EF, 4.65%, 7/20/71	71,689,892	72,081,549
+1.02%, Series 2023-H08 FE, 4.739%, 8/20/71	40,232,444	40,356,114
+1.00%, Series 2022-H20 FB, 5.904%, 8/20/71	43,225,227	42,795,547
+1.45%, Series 2021-H12 EF, 6.759%, 8/20/71	39,353,587	40,203,931
+0.70%, Series 2021-H17 FA, 4.717%, 11/20/71	34,178,400	33,743,616
+0.82%, Series 2021-H19 FM, 6.134%, 12/20/71	38,801,818	38,205,062
+0.80%, Series 2022-H08 FL, 4.968%, 12/20/71	102,592,762	100,875,297
+0.80%, Series 2022-H02 FC, 6.114%, 1/20/72	118,695,355	117,992,857
+0.35%, Series 2022-H01 FA, 5.664%, 1/20/72	48,667,745	46,919,634
+0.82%, Series 2022-H04 HF, 6.134%, 2/20/72	187,282,959	184,649,255
+0.75%, Series 2022-H07 F, 6.064%, 2/20/72	40,125,395	39,844,164
+0.75%, Series 2022-H08 FE, 5.988%, 3/20/72	51,920,701	50,633,447
+0.74%, Series 2022-H09 FC, 6.054%, 4/20/72	65,162,340	63,905,723
+1.00%, Series 2022-H11 FG, 6.314%, 4/20/72	17,510,403	17,515,432
+0.95%, Series 2022-H10 FA, 6.264%, 5/20/72	102,285,447	102,284,864
See accompanying Notes to Portfolio of InvestmentsDodge & Cox Income Fund / 3

Portfolio of Investments (unaudited)
             September 30, 2023
Debt Securities (continued)
	Par Value	Value
+0.95%, Series 2022-H11 AF, 6.264%, 5/20/72	$19,267,914	$19,085,243
+0.90%, Series 2022-H11 F, 6.214%, 5/20/72	183,215,520	181,044,562
+0.97%, Series 2022-H11 EF, 6.284%, 5/20/72	45,345,070	45,336,124
+0.95%, Series 2022-H12 FA, 6.264%, 6/20/72	245,030,384	242,643,910
+1.10%, Series 2022-H23 FA, 6.414%, 10/20/72	235,539,106	236,005,214
+1.63%, Series 2023-H08 FG, 4.969%, 2/20/73	36,569,323	37,172,677
+1.42%, Series 2023-H13 FJ, 6.734%, 2/20/73	60,527,220	60,954,730
+1.10%, Series 2023-H08 FD, 6.414%, 3/20/73	138,809,963	139,749,512
+1.35%, Series 2023-H23 FH, 6.559%, 9/20/73	77,663,932	77,621,458
+2.10%, Series 2023-H23 DF, 5.318%, 9/20/73	95,140,688	95,846,822
CME Term SOFR 12 Month
+1.0150%, Series 2016-H21 CF, 6.396%, 9/20/66	9,379,179	9,326,903
+0.9950%, Series 2016-H27 BF, 3.848%, 12/20/66	16,336,418	16,201,936
+1.0150%, Series 2017-H02 BF, 4.313%, 1/20/67	51,123,542	50,661,380
+1.0250%, Series 2017-H02 FP, 4.341%, 1/20/67	20,184,494	20,007,789
+1.0150%, Series 2017-H03 F, 5.729%, 1/20/67	54,064,183	53,612,255
+0.9650%, Series 2017-H08 FG, 5.576%, 2/20/67	9,358,923	9,213,453
+0.9150%, Series 2017-H07 FQ, 5.526%, 3/20/67	2,028,087	2,003,860
+1.0150%, Series 2017-H10 FA, 6.014%, 4/20/67	12,701,099	12,557,249
+0.9150%, Series 2017-H12 FQ, 5.023%, 5/20/67	21,725,262	21,430,275
+1.0150%, Series 2017-H11 FB, 4.941%, 5/20/67	10,494,334	10,372,648
+0.9150%, Series 2017-H13 FQ, 5.229%, 6/20/67	51,717,251	50,979,737
+1.0150%, Series 2017-H14 FA, 5.184%, 6/20/67	11,476,953	11,362,198
+0.9150%, Series 2017-H16 BF, 5.51%, 8/20/67	12,208,756	12,094,760
+0.9850%, Series 2017-H17 FQ, 6.366%, 9/20/67	34,963,178	34,698,978
+0.9650%, Series 2017-H18 GF, 5.576%, 9/20/67	11,956,530	11,853,036
+0.9650%, Series 2017-H20 FB, 4.123%, 10/20/67	25,674,646	25,459,431
+0.9450%, Series 2017-H12 BF, 4.439%, 10/20/67	86,069,092	85,302,216
+0.9450%, Series 2017-H20 FG, 4.439%, 10/20/67	41,125,363	40,735,873
+0.9350%, Series 2017-H21 FA, 3.841%, 10/20/67	17,003,455	16,856,535
+0.9150%, Series 2017-H22 FK, 3.933%, 11/20/67	9,375,624	9,275,804
+0.9350%, Series 2017-H22 FH, 5.001%, 11/20/67	12,289,374	12,167,295

	Par Value	Value
+0.9350%, Series 2017-H22 FA, 5.001%, 11/20/67	$74,242,279	$73,394,329
+0.7750%, Series 2018-H02 GF, 4.642%, 12/20/67	28,974,583	28,441,546
+0.8950%, Series 2017-H25 CF, 3.559%, 12/20/67	18,268,341	18,009,875
+0.8750%, Series 2017-H25 FE, 3.708%, 12/20/67	17,391,188	17,130,987
+0.8650%, Series 2018-H01 FL, 4.707%, 12/20/67	21,041,238	20,740,516
+0.8650%, Series 2018-H01 FE, 4.435%, 1/20/68	9,051,735	8,903,198
+0.7950%, Series 2018-H02 FA, 5.562%, 1/20/68	24,843,966	24,498,401
+0.7750%, Series 2018-H02 HF, 5.542%, 1/20/68	54,115,455	53,175,339
+0.8150%, Series 2018-H03 FD, 5.582%, 2/20/68	39,250,036	38,147,208
+0.8650%, Series 2018-H02 PF, 3.016%, 2/20/68	19,259,223	18,907,544
+0.8150%, Series 2018-H02 FM, 5.582%, 2/20/68	25,196,483	24,645,965
+0.7550%, Series 2018-H05 BF, 5.366%, 2/20/68	28,051,751	27,527,478
+0.7850%, Series 2018-H05 FE, 5.396%, 2/20/68	27,833,865	27,321,814
+0.7650%, Series 2018-H11 FA, 4.853%, 2/20/68	14,264,397	14,059,272
+0.7650%, Series 2018-H04 FC, 5.376%, 2/20/68	2,065,190	2,030,214
+0.7750%, Series 2018-H05 CF, 5.386%, 3/20/68	7,652,388	7,413,802
+0.7650%, Series 2018-H06 AF, 4.809%, 3/20/68	30,889,600	30,437,589
+0.7450%, Series 2018-H06 MF, 4.872%, 3/20/68	9,466,570	9,273,536
+0.7550%, Series 2018-H04 FJ, 5.366%, 3/20/68	45,659,790	44,842,060
+0.7550%, Series 2018-H04 FK, 5.366%, 3/20/68	16,046,930	15,560,028
+0.7350%, Series 2018-H06 BF, 3.823%, 4/20/68	11,991,978	11,579,312
+0.7650%, Series 2018-H06 EF, 4.175%, 4/20/68	20,461,341	19,818,833
+0.7650%, Series 2018-H06 JF, 4.523%, 4/20/68	21,439,800	20,797,110
+0.7550%, Series 2018-H07 FA, 4.414%, 5/20/68	20,911,570	20,256,235
+0.8650%, Series 2018-H09 FC, 5.241%, 6/20/68	19,196,989	18,683,698
+0.9650%, Series 2018-H10 FV, 5.808%, 7/20/68	19,996,445	19,530,622
+0.8350%, Series 2018-H15 FK, 5.588%, 8/20/68	18,210,795	17,990,789
+0.8150%, Series 2018-H17 DF, 4.309%, 10/20/68	33,683,316	32,968,913
+0.9350%, Series 2018-H19 FG, 2.519%, 11/20/68	16,195,386	15,757,825
+1.0150%, Series 2018-H19 FE, 5.081%, 11/20/68	19,546,654	19,370,215
+1.1150%, Series 2019-H04 FE, 5.726%, 2/20/69	16,005,415	15,846,871
+1.1150%, Series 2019-H16 FC, 3.641%, 10/20/69	9,757,268	9,642,728
4 / Dodge & Cox Income FundSee accompanying Notes to Portfolio of Investments

Portfolio of Investments (unaudited)
             September 30, 2023
Debt Securities (continued)
	Par Value	Value
+1.1150%, Series 2019-H18 EF, 3.772%, 10/20/69	$16,097,357	$15,909,865
+1.2150%, Series 2019-H17 FA, 5.281%, 11/20/69	32,419,426	31,916,520
GSMPS Mortgage Loan Trust
Series 2004-4 1A4, 8.50%, 6/25/34(b)	1,679,826	1,625,609
Seasoned Credit Risk Transfer Trust
Series 2017-4 M45T, 4.50%, 6/25/57	9,749,712	9,242,792
		4,688,601,306
Federal Agency Mortgage Pass-Through: 32.7%
5.50%, 10/1/23 - 11/1/39	49,039,086	48,773,994
5.00%, 9/1/25 - 3/1/49	32,573,101	31,461,897
4.00%, 9/1/25 - 2/1/47	773,795,946	719,178,418
3.50%, 9/1/28 - 1/1/53	6,338,654,351	5,480,787,440
6.00%, 11/1/28 - 2/1/39	33,129,904	33,499,692
4.50%, 3/1/29 - 6/1/56	690,494,036	650,861,573
7.00%, 4/1/32 - 2/1/39	3,029,867	3,153,515
6.50%, 12/1/32 - 8/1/39	13,708,395	14,060,303
5.388%, 10/1/33(c)	407,268	413,360
4.754%, 7/1/34(c)	417,445	413,190
4.646%, 8/1/34(c)	471,161	466,537
6.143%, 8/1/34(c)	8,984	8,926
4.814%, 9/1/34(c)	548,907	556,860
3.62%, 10/1/34(c)	303,635	298,447
4.192%, 1/1/35(c)	368,586	363,244
4.134%, 1/1/35(c)	299,497	294,079
4.174%, 4/1/35(c)	436,224	429,194
5.342%, 6/1/35(c)	165,752	161,801
5.875%, 7/1/35(c)	440,351	447,932
5.441%, 7/1/35(c)	155,595	153,882
5.761%, 7/1/35(c)	55,287	54,315
5.622%, 7/1/35(c)	133,212	130,891
5.858%, 8/1/35(c)	343,609	342,294
5.664%, 8/1/35(c)	883,141	872,984
5.557%, 8/1/35(c)	242,541	237,791
5.249%, 9/1/35(c)	258,478	255,683
4.336%, 10/1/35(c)	427,145	421,963
3.998%, 10/1/35(c)	175,682	173,931
4.641%, 11/1/35(c)	328,987	330,142
4.82%, 1/1/36(c)	707,676	718,457
3.869%, 1/1/36(c)	570,380	564,275
4.869%, 1/1/36(c)	2,498,008	2,528,889
5.014%, 11/1/36(c)	442,816	438,240
5.539%, 12/1/36(c)	389,857	395,770
4.25%, 12/1/36(c)	191,699	190,135
3.814%, 1/1/37(c)	637,907	628,028
4.339%, 2/1/37 - 4/1/46(c)	7,108,976	7,085,044
5.35%, 4/1/37(c)	148,483	151,028
5.729%, 8/1/37(c)	59,138	58,482
3.726%, 11/1/37(c)	210,018	205,261
5.459%, 5/1/38(c)	748,418	738,004
5.055%, 5/1/38(c)	28,191,892	28,650,955
6.131%, 9/1/38(c)	92,361	91,054
5.168%, 10/1/38(c)	943,680	958,995
4.38%, 10/1/38(c)	177,810	175,653
4.664%, 10/1/38(c)	179,111	177,524
4.161%, 6/1/39(c)	94,128	94,433
4.028%, 12/1/39(c)	392,106	388,976
2.00%, 6/1/41 - 1/1/52	3,141,485,236	2,430,470,591
2.50%, 9/1/41 - 3/1/62	3,918,282,638	3,143,676,696
5.023%, 4/1/42(c)	1,358,756	1,355,752
5.92%, 9/1/42(c)	581,628	571,113
3.937%, 11/1/42(c)	1,059,992	1,057,373
6.223%, 12/1/42(c)	2,138,862	2,146,798

	Par Value	Value
4.417%, 2/1/43(c)	$1,364,906	$1,351,761
5.902%, 2/1/43(c)	328,216	323,144
6.539%, 5/1/43(c)	695,687	696,885
5.22%, 6/1/43(c)	190,281	186,307
5.72%, 9/1/43(c)	184,779	180,480
4.845%, 9/1/43(c)	1,100,738	1,109,177
3.454%, 9/1/43(c)	287,170	293,218
5.415%, 10/1/43(c)	4,972,424	4,960,320
4.402%, 11/1/43(c)	2,466,126	2,471,641
4.14%, 11/1/43(c)	3,601,103	3,669,189
3.81%, 12/1/43(c)	1,089,923	1,095,205
4.05%, 2/1/44(c)	89,144	87,554
4.023%, 2/1/44(c)	1,316,916	1,320,131
3.946%, 2/1/44(c)	1,124,560	1,127,491
4.335%, 4/1/44(c)	1,379,727	1,377,650
4.164%, 4/1/44(c)	533,801	524,885
4.639%, 4/1/44(c)	1,160,514	1,163,823
3.451%, 4/1/44(c)	3,525,521	3,560,210
4.773%, 4/1/44(c)	3,999,861	3,984,509
4.608%, 5/1/44(c)	1,402,681	1,398,027
4.087%, 5/1/44(c)	5,221,202	5,248,243
5.734%, 7/1/44(c)	417,783	416,885
5.566%, 7/1/44(c)	1,675,861	1,694,911
5.543%, 7/1/44(c)	2,224,898	2,248,877
5.84%, 7/1/44 - 7/1/44(c)	2,459,698	2,489,739
5.83%, 7/1/44 - 9/1/44(c)	5,029,541	5,083,626
5.756%, 8/1/44(c)	1,681,775	1,703,592
5.776%, 8/1/44(c)	3,598,615	3,636,849
5.918%, 9/1/44(c)	1,762,577	1,786,327
4.721%, 9/1/44(c)	4,029,204	4,063,117
5.019%, 9/1/44(c)	484,511	489,618
5.591%, 9/1/44(c)	917,591	927,012
3.84%, 9/1/44 - 12/1/44(c)	1,774,400	1,761,796
4.265%, 10/1/44(c)	2,339,128	2,355,582
3.815%, 10/1/44(c)	840,604	838,122
4.053%, 10/1/44(c)	1,926,555	1,938,482
5.347%, 10/1/44(c)	4,094,088	4,134,080
4.931%, 10/1/44(c)	1,491,744	1,507,458
4.086%, 10/1/44(c)	3,822,159	3,850,876
3.83%, 10/1/44 - 12/1/44(c)	1,468,052	1,453,668
3.863%, 10/1/44(c)	1,177,287	1,183,886
4.206%, 10/1/44(c)	1,537,242	1,554,707
3.85%, 10/1/44 - 12/1/44(c)	4,394,530	4,417,170
3.914%, 10/1/44(c)	2,552,689	2,580,215
3.82%, 10/1/44(c)	708,211	699,260
3.958%, 11/1/44 - 4/1/45(c)	7,972,356	8,025,933
3.817%, 11/1/44(c)	2,870,564	2,881,367
3.93%, 11/1/44(c)	3,270,016	3,280,483
4.761%, 11/1/44(c)	583,892	578,209
3.818%, 12/1/44(c)	2,926,756	2,936,665
3.838%, 1/1/45(c)	1,298,532	1,303,052
3.907%, 2/1/45(c)	1,882,795	1,880,020
3.018%, 3/1/45(c)	22,100,764	22,257,439
4.09%, 3/1/45(c)	1,172,493	1,172,121
4.737%, 4/1/45(c)	745,243	735,524
6.164%, 8/1/45(c)	1,316,897	1,324,303
5.549%, 8/1/45(c)	1,255,875	1,265,161
6.237%, 10/1/45(c)	3,085,149	3,142,109
6.508%, 11/1/45(c)	2,702,933	2,732,231
6.985%, 3/1/46 - 4/1/46(c)	618,936	609,290
7.01%, 4/1/46(c)	1,949,404	1,985,625
7.234%, 4/1/46(c)	252,565	253,377
7.073%, 4/1/46(c)	537,933	545,226
4.551%, 5/1/46(c)	1,111,675	1,105,659
See accompanying Notes to Portfolio of InvestmentsDodge & Cox Income Fund / 5

Portfolio of Investments (unaudited)
             September 30, 2023
Debt Securities (continued)
	Par Value	Value
6.945%, 6/1/46(c)	$354,367	$361,394
6.84%, 6/1/46(c)	369,520	365,821
6.977%, 7/1/46(c)	420,586	426,958
2.275%, 12/1/46(c)	2,257,187	2,256,632
2.963%, 6/1/47(c)	2,351,628	2,337,084
3.14%, 6/1/47(c)	3,395,465	3,377,014
3.146%, 7/1/47 - 8/1/47(c)	5,605,015	5,560,211
3.112%, 7/1/47(c)	1,022,983	1,016,117
2.947%, 8/1/47(c)	872,746	862,205
3.215%, 8/1/47(c)	1,418,430	1,404,180
6.501%, 8/1/47(c)	2,656,735	2,673,207
3.098%, 10/1/47(c)	663,455	644,297
2.861%, 10/1/47(c)	1,367,268	1,348,774
2.882%, 11/1/47(c)	861,704	837,661
2.937%, 11/1/47(c)	2,052,259	2,006,949
3.221%, 1/1/48(c)	288,353	280,875
3.16%, 1/1/48(c)	820,892	800,015
3.202%, 3/1/48(c)	2,048,902	1,967,615
3.097%, 4/1/48(c)	1,028,006	995,952
3.141%, 5/1/48(c)	12,199,600	11,806,777
3.445%, 8/1/48(c)	989,892	952,411
3.333%, 10/1/48(c)	1,672,052	1,609,246
3.651%, 11/1/48(c)	1,334,992	1,291,248
3.317%, 4/1/49(c)	1,460,267	1,401,518
3.707%, 8/1/49(c)	6,581,319	6,345,250
3.618%, 8/1/49(c)	11,945,978	11,155,490
3.612%, 8/1/49(c)	2,833,243	2,727,838
3.346%, 9/1/49 - 10/1/49(c)	11,774,655	10,902,938
3.433%, 9/1/49(c)	14,947,655	14,427,525
2.71%, 1/1/50(c)	2,621,650	2,436,965
2.165%, 12/1/50(c)	25,615,571	22,203,058
3.00%, 4/1/52 - 5/1/52	226,337,780	188,891,828
2.045%, 5/1/52(c)	155,753,348	132,727,266
4.516%, 7/1/53(c)	39,366,564	37,022,290
5.463%, 9/1/33(c)	1,295,950	1,301,158
4.375%, 2/1/34 - 11/1/34(c)	1,421,943	1,428,757
6.018%, 8/1/34(c)	219,543	223,093
3.913%, 1/1/35(c)	86,826	85,384
4.475%, 2/1/35(c)	262,990	265,426
4.439%, 3/1/35(c)	265,715	267,573
5.125%, 4/1/35(c)	75,680	74,614
4.767%, 8/1/35(c)	294,520	294,273
6.12%, 8/1/35(c)	720,407	718,394
5.419%, 9/1/35(c)	375,231	370,765
5.875%, 10/1/35(c)	419,177	417,450
4.37%, 1/1/36(c)	730,963	743,483
3.79%, 1/1/36(c)	623,004	622,551
3.968%, 1/1/36(c)	326,800	327,771
5.089%, 4/1/36(c)	731,757	737,471
4.429%, 8/1/36(c)	512,205	507,804
3.964%, 12/1/36(c)	290,883	287,990
4.064%, 1/1/37(c)	397,362	390,978
3.989%, 3/1/37(c)	550,908	539,642
4.977%, 4/1/37(c)	404,787	393,374
4.818%, 4/1/37(c)	399,197	400,591
5.00%, 5/1/37(c)	129,938	126,399
5.695%, 7/1/37(c)	1,216,829	1,231,232
4.374%, 1/1/38(c)	129,392	127,300
3.569%, 2/1/38(c)	181,092	178,033
5.046%, 4/1/38(c)	596,159	581,782
4.515%, 4/1/38(c)	1,152,048	1,167,169
5.309%, 5/1/38(c)	119,864	117,052
4.069%, 6/1/38(c)	413,304	407,400
4.628%, 10/1/38(c)	102,932	100,982

	Par Value	Value
5.003%, 10/1/38(c)	$797,505	$793,711
5.386%, 11/1/39(c)	368,006	364,477
5.978%, 7/1/43(c)	365,647	362,732
4.109%, 8/1/43(c)	3,639,157	3,557,379
5.311%, 10/1/43(c)	307,495	308,872
3.919%, 1/1/44(c)	949,952	945,996
3.967%, 1/1/44(c)	942,470	940,342
3.96%, 2/1/44(c)	2,247,705	2,244,170
4.21%, 4/1/44(c)	702,678	704,682
4.414%, 4/1/44(c)	744,812	739,616
4.286%, 5/1/44(c)	19,148,414	19,198,984
4.724%, 6/1/44(c)	2,535,713	2,541,985
5.375%, 6/1/44(c)	901,210	904,158
5.781%, 7/1/44 - 6/1/45(c)	1,509,316	1,512,533
5.88%, 7/1/44(c)	287,163	285,675
5.87%, 8/1/44(c)	441,711	442,614
4.861%, 8/1/44(c)	1,469,591	1,471,030
5.86%, 8/1/44(c)	1,652,741	1,666,326
5.874%, 9/1/44(c)	967,789	977,008
4.738%, 9/1/44(c)	1,489,422	1,492,053
4.917%, 9/1/44(c)	1,453,206	1,459,944
3.902%, 10/1/44 - 12/1/44(c)	6,029,626	6,036,602
3.87%, 10/1/44 - 12/1/44(c)	4,267,162	4,253,837
5.13%, 10/1/44(c)	2,614,956	2,628,143
3.88%, 10/1/44 - 1/1/45(c)	14,941,679	14,948,778
3.999%, 10/1/44(c)	2,391,000	2,398,257
5.16%, 11/1/44(c)	958,855	964,778
3.866%, 11/1/44(c)	1,534,856	1,535,429
4.055%, 11/1/44(c)	2,138,964	2,142,359
3.85%, 11/1/44 - 11/1/44(c)	6,349,668	6,328,637
4.097%, 11/1/44(c)	1,403,222	1,399,235
4.486%, 11/1/44(c)	4,147,185	4,167,603
3.86%, 11/1/44(c)	2,168,428	2,168,342
3.896%, 1/1/45(c)	2,582,983	2,570,950
3.885%, 1/1/45(c)	1,550,491	1,540,010
3.979%, 1/1/45(c)	1,225,283	1,218,630
4.878%, 1/1/45(c)	2,847,708	2,859,187
4.017%, 2/1/45(c)	1,837,533	1,835,343
4.827%, 4/1/45(c)	1,484,125	1,486,847
4.558%, 5/1/45(c)	4,470,466	4,450,552
5.724%, 8/1/45(c)	4,949,738	4,992,363
5.163%, 8/1/45(c)	564,817	556,794
6.18%, 8/1/45(c)	1,316,805	1,321,485
6.521%, 9/1/45(c)	1,379,699	1,385,850
6.626%, 5/1/46(c)	1,475,899	1,483,035
5.749%, 5/1/46(c)	21,231,114	21,364,599
6.877%, 7/1/46(c)	2,611,769	2,637,825
7.138%, 9/1/46(c)	5,061,134	5,104,571
3.095%, 6/1/47(c)	1,102,113	1,088,434
3.133%, 8/1/47(c)	682,968	666,042
3.078%, 10/1/47(c)	863,457	840,499
3.38%, 11/1/47(c)	139,748	135,663
3.603%, 2/1/49(c)	2,849,249	2,735,878
2.174%, 11/1/50(c)	69,581,359	59,875,295
1.856%, 8/1/51(c)	213,669,671	187,873,225
1.979%, 4/1/52(c)	101,696,772	85,614,390
2.311%, 5/1/52(c)	35,243,805	30,007,981
2.023%, 5/1/52(c)	101,452,909	85,857,231
3.313%, 6/1/52(c)	14,648,087	13,010,721
4.078%, 9/1/52(c)	33,068,170	30,497,096
4.216%, 9/1/52(c)	48,733,185	46,030,720
4.526%, 4/1/53(c)	51,575,469	48,338,744
4.545%, 6/1/53(c)	34,238,206	32,106,966
4.643%, 8/1/53(c)	26,492,668	24,948,480
6 / Dodge & Cox Income FundSee accompanying Notes to Portfolio of Investments

Portfolio of Investments (unaudited)
             September 30, 2023
Debt Securities (continued)
	Par Value	Value
4.803%, 8/1/53(c)	$37,038,137	$35,100,798
6.00%, 11/1/23 - 2/1/39	5,591,202	5,685,699
5.50%, 12/1/24 - 12/1/38	17,285,022	17,245,086
4.50%, 3/1/25 - 10/1/47	378,784,675	356,826,570
6.50%, 10/1/26 - 10/1/38	3,888,522	3,974,963
7.00%, 4/1/31 - 11/1/38	869,079	883,848
4.00%, 9/1/31 - 11/1/47	220,370,255	203,113,388
3.50%, 7/1/35 - 2/1/48	83,913,856	74,761,101
7.00%, 11/1/37	3,960	4,199
2.50%, 10/1/41 - 5/1/52	2,312,500,589	1,857,998,642
4.50%, 7/1/42	3,231,127	3,052,366
2.00%, 6/1/50 - 12/1/50	3,133,786,255	2,415,699,030
3.00%, 1/1/52	219,431,062	183,060,034
3.50%, 4/1/52 - 12/1/52	2,203,304,147	1,901,115,563
7.50%, 12/15/23 - 5/15/25	8,326	8,315
7.00%, 5/15/28	22,648	22,675
4.00%, 1/20/35	2,181,091	1,984,764
		21,105,800,537
		25,794,401,843
		29,771,773,101
Corporate: 37.1%
Financials: 15.5%
Bank of America Corp.
4.20%, 8/26/24	161,580,000	158,750,949
4.25%, 10/22/26	161,184,000	153,118,519
6.204%, 11/10/28(d)	43,250,000	43,445,332
3.419%, 12/20/28(d)	6,195,000	5,557,216
2.496%, 2/13/31(d)	76,690,000	61,462,345
2.572%, 10/20/32(d)	19,576,000	15,042,052
5.015%, 7/22/33(d)	16,710,000	15,373,955
5.288%, 4/25/34(d)	25,000,000	23,262,774
3.846%, 3/8/37(d)	423,641,000	344,570,242
Barclays PLC (United Kingdom)
4.375%, 9/11/24	236,829,000	232,053,537
5.20%, 5/12/26	55,538,000	53,504,744
5.304%, 8/9/26(d)	12,500,000	12,242,107
5.829%, 5/9/27(d)	134,000,000	131,598,691
4.836%, 5/9/28	100,924,000	92,134,298
5.501%, 8/9/28(d)	64,325,000	61,808,464
6.49%, 9/13/29(d)	73,850,000	73,246,112
5.088%, 6/20/30(d)	26,982,000	24,113,494
7.437%, 11/2/33(d)	10,000,000	10,268,779
6.224%, 5/9/34(d)	32,625,000	30,905,317
7.119%, 6/27/34(d)	73,677,000	70,960,769
BNP Paribas SA (France)
4.25%, 10/15/24	377,926,000	370,131,805
4.375%, 9/28/25(b)	94,549,000	91,001,502
4.375%, 5/12/26(b)	133,514,000	127,799,234
4.625%, 3/13/27(b)	277,440,000	263,040,947
Boston Properties, Inc.
3.80%, 2/1/24	63,389,000	62,802,974
3.20%, 1/15/25	46,635,000	44,688,728
3.65%, 2/1/26	28,645,000	26,876,676
6.75%, 12/1/27	28,845,000	28,997,454
4.50%, 12/1/28	87,954,000	79,638,742
2.90%, 3/15/30	38,249,000	30,272,251
3.25%, 1/30/31	132,273,000	104,031,818
6.50%, 1/15/34	89,575,000	85,362,217
Capital One Financial Corp.
3.75%, 4/24/24	14,520,000	14,312,619
3.20%, 2/5/25	45,441,000	43,533,242
4.20%, 10/29/25	136,657,000	130,308,629
2.636%, 3/3/26(d)	36,790,000	34,721,227
3.75%, 7/28/26	11,885,000	11,019,408

	Par Value	Value
4.927%, 5/10/28(d)	$92,310,000	$87,607,555
6.312%, 6/8/29(d)	68,170,000	66,622,337
5.268%, 5/10/33(d)	94,840,000	83,884,657
6.377%, 6/8/34(d)	70,017,000	66,076,135
Citigroup, Inc.
4.00%, 8/5/24	30,990,000	30,391,125
4.45%, 9/29/27	46,199,000	43,373,856
4.412%, 3/31/31(d)	88,860,000	79,935,534
6.625%, 6/15/32	1,650,000	1,665,859
3.785%, 3/17/33(d)	136,715,000	114,052,449
6.174%, 5/25/34(d)	95,975,000	91,715,931
United States 90 Day Average SOFR
+6.63%, 12.001%, 10/30/40(e)	423,471,200	498,171,520
HSBC Holdings PLC (United Kingdom)
.976%, 5/24/25(d)	155,274,000	149,594,510
4.30%, 3/8/26	94,285,000	90,514,392
5.21%, 8/11/28(d)	20,125,000	19,375,702
4.95%, 3/31/30	66,043,000	61,713,871
2.848%, 6/4/31(d)	105,275,000	84,183,869
2.357%, 8/18/31(d)	32,125,000	24,675,310
4.762%, 3/29/33(d)	222,917,000	189,844,247
8.113%, 11/3/33(d)	156,250,000	164,317,648
6.547%, 6/20/34(d)	33,554,000	31,821,476
6.50%, 5/2/36	223,527,000	216,933,007
6.50%, 9/15/37	189,027,000	184,573,271
6.80%, 6/1/38	10,598,000	10,467,539
JPMorgan Chase & Co.
4.125%, 12/15/26	116,242,000	110,480,915
4.25%, 10/1/27	130,835,000	124,146,725
8.75%, 9/1/30(e)	81,627,000	94,373,301
2.739%, 10/15/30(d)	9,930,000	8,304,132
4.493%, 3/24/31(d)	364,895,000	334,105,631
2.522%, 4/22/31(d)	67,480,000	54,697,871
2.956%, 5/13/31(d)	169,213,000	139,029,575
4.586%, 4/26/33(d)	48,390,000	43,620,937
5.717%, 9/14/33(d)	156,806,000	150,734,614
Lloyds Banking Group PLC (United Kingdom)
4.50%, 11/4/24	216,152,000	211,280,736
4.582%, 12/10/25	65,106,000	62,263,165
4.65%, 3/24/26	92,116,000	88,200,559
3.75%, 3/18/28(d)	103,660,000	95,191,804
7.953%, 11/15/33(d)	153,985,000	159,271,028
NatWest Group PLC (United Kingdom)
6.00%, 12/19/23	261,772,000	261,074,770
5.125%, 5/28/24	21,880,000	21,707,339
1.642%, 6/14/27(d)	251,357,000	221,980,769
5.808%, 9/13/29(d)	156,370,000	151,688,683
6.016%, 3/2/34(d)	70,810,000	67,958,054
3.032%, 11/28/35(d)	30,731,000	23,128,711
The Charles Schwab Corp.
5.643%, 5/19/29(d)	59,935,000	58,701,704
5.853%, 5/19/34(d)	36,020,000	34,251,183
6.136%, 8/24/34(d)	59,654,000	58,028,824
The Goldman Sachs Group, Inc.
3.615%, 3/15/28(d)	345,825,000	319,083,695
UBS Group AG (Switzerland)
6.327%, 12/22/27(b)(d)	46,075,000	46,001,005
6.246%, 9/22/29(b)(d)	20,375,000	20,161,240
6.537%, 8/12/33(b)(d)	31,250,000	30,884,791
5.959%, 1/12/34(b)(d)	327,132,000	313,786,823
6.301%, 9/22/34(b)(d)	68,550,000	66,949,941
UniCredit SPA (Italy)
7.296%, 4/2/34(b)(d)	307,671,000	289,835,595
See accompanying Notes to Portfolio of InvestmentsDodge & Cox Income Fund / 7

Portfolio of Investments (unaudited)
             September 30, 2023
Debt Securities (continued)
	Par Value	Value
5.459%, 6/30/35(b)(d)	$176,896,000	$148,292,654
Unum Group
7.25%, 3/15/28	18,694,000	19,220,602
6.75%, 12/15/28	8,052,000	8,141,481
Wells Fargo & Co.
4.10%, 6/3/26	128,880,000	122,413,858
4.30%, 7/22/27	157,825,000	148,724,686
2.879%, 10/30/30(d)	46,670,000	38,850,697
2.572%, 2/11/31(d)	43,705,000	35,327,451
3.35%, 3/2/33(d)	17,219,000	13,918,866
4.897%, 7/25/33(d)	105,129,000	95,141,772
5.389%, 4/24/34(d)	64,840,000	60,619,384
3.068%, 4/30/41(d)	39,200,000	26,336,669
5.013%, 4/4/51(d)	123,387,000	103,673,798
		10,035,057,007
Industrials: 18.8%
AT&T, Inc.
2.75%, 6/1/31	113,862,000	91,089,898
2.55%, 12/1/33	63,242,000	46,450,506
4.50%, 3/9/48	46,095,000	34,857,314
3.55%, 9/15/55	128,222,000	78,492,117
3.80%, 12/1/57	166,466,000	105,460,506
3.65%, 9/15/59	355,785,000	216,476,668
Bayer AG (Germany)
3.875%, 12/15/23(b)	298,635,000	297,380,261
4.25%, 12/15/25(b)	44,030,000	42,393,948
4.375%, 12/15/28(b)	4,485,000	4,168,919
British American Tobacco PLC (United Kingdom)
2.259%, 3/25/28	63,064,000	53,335,023
6.343%, 8/2/30	36,345,000	35,798,934
2.726%, 3/25/31	71,685,000	55,314,927
4.742%, 3/16/32	279,570,000	246,352,404
7.75%, 10/19/32	39,700,000	41,934,595
6.421%, 8/2/33	72,060,000	70,034,964
4.39%, 8/15/37	15,414,000	11,794,918
3.734%, 9/25/40	22,025,000	14,770,066
7.079%, 8/2/43	38,850,000	37,265,825
4.54%, 8/15/47	29,496,000	20,303,327
3.984%, 9/25/50	99,513,000	62,454,574
5.65%, 3/16/52	53,525,000	42,851,889
Burlington Northern Santa Fe LLC(f)
5.72%, 1/15/24	996,746	993,461
5.629%, 4/1/24	513,446	509,428
5.342%, 4/1/24	172,755	171,914
5.996%, 4/1/24	5,722,213	5,712,720
3.442%, 6/16/28(b)	62,862,565	58,220,863
Cemex SAB de CV (Mexico)
5.45%, 11/19/29(b)	72,517,000	68,696,420
5.20%, 9/17/30(b)	215,702,000	198,247,718
3.875%, 7/11/31(b)	96,825,000	81,102,098
Charter Communications, Inc.
4.908%, 7/23/25	108,025,000	105,556,878
4.50%, 5/1/32	107,225,000	84,155,315
4.40%, 4/1/33	40,625,000	34,553,136
4.50%, 6/1/33(b)	227,585,000	174,134,228
4.25%, 1/15/34(b)	92,005,000	67,741,259
6.55%, 5/1/37	45,728,000	41,475,727
6.75%, 6/15/39	122,432,000	112,070,084
6.484%, 10/23/45	500,157,000	436,708,648
5.375%, 5/1/47	59,335,000	45,214,664
5.75%, 4/1/48	235,090,000	187,710,145
4.80%, 3/1/50	14,905,000	10,422,559

	Par Value	Value
5.25%, 4/1/53	$156,290,000	$116,827,263
Cox Enterprises, Inc.
3.85%, 2/1/25(b)	218,525,000	211,820,408
3.35%, 9/15/26(b)	160,651,000	149,493,610
3.50%, 8/15/27(b)	32,502,000	29,703,807
5.45%, 9/15/28(b)	41,425,000	40,734,103
1.80%, 10/1/30(b)	12,094,000	9,167,755
5.70%, 6/15/33(b)	30,625,000	29,513,881
CRH PLC
3.875%, 5/18/25(b)	61,144,000	59,071,152
CVS Health Corp.
4.30%, 3/25/28	32,995,000	31,226,833
3.75%, 4/1/30	73,049,000	64,570,824
4.125%, 4/1/40	57,090,000	44,370,596
Dell Technologies, Inc.
6.02%, 6/15/26	15,291,000	15,350,619
6.10%, 7/15/27	37,510,000	37,976,824
Dillard's, Inc.
7.75%, 7/15/26	20,806,000	21,028,682
7.75%, 5/15/27	13,063,000	13,303,861
7.00%, 12/1/28	27,945,000	27,693,846
Dow, Inc.
7.375%, 11/1/29	29,612,000	31,814,434
9.40%, 5/15/39	76,250,000	96,472,269
5.25%, 11/15/41	24,024,000	21,209,759
Elanco Animal Health, Inc.
6.65%, 8/28/28	113,742,000	110,614,095
Exxon Mobil Corp.
2.61%, 10/15/30	54,737,000	46,218,673
Ford Motor Credit Co. LLC(f)
3.81%, 1/9/24	43,414,000	42,941,321
4.063%, 11/1/24	139,720,000	135,264,315
5.125%, 6/16/25	61,494,000	59,527,603
4.134%, 8/4/25	39,675,000	37,615,217
3.375%, 11/13/25	219,940,000	204,063,851
4.389%, 1/8/26	31,215,000	29,461,638
6.95%, 3/6/26	18,575,000	18,544,364
4.542%, 8/1/26	22,235,000	20,872,268
2.70%, 8/10/26	226,026,000	201,697,850
4.95%, 5/28/27	63,225,000	59,346,357
7.35%, 11/4/27	73,750,000	75,200,377
6.80%, 5/12/28	167,950,000	167,755,729
Foundry JV Holdco LLC(f)
5.875%, 1/25/34(b)	97,075,000	92,731,111
GE HealthCare Technologies, Inc.
5.857%, 3/15/30	16,550,000	16,418,203
5.905%, 11/22/32	166,200,000	164,886,909
HCA Healthcare, Inc.
5.25%, 6/15/26	11,007,000	10,775,717
3.125%, 3/15/27	40,864,000	37,128,586
4.125%, 6/15/29	88,529,000	80,143,638
3.625%, 3/15/32	25,832,000	21,411,852
5.125%, 6/15/39	19,235,000	16,662,323
Imperial Brands PLC (United Kingdom)
4.25%, 7/21/25(b)	597,942,000	575,967,123
3.50%, 7/26/26(b)	2,150,000	2,012,020
6.125%, 7/27/27(b)	83,200,000	82,970,246
3.875%, 7/26/29(b)	210,950,000	185,720,146
Kinder Morgan, Inc.
4.80%, 2/1/33	25,560,000	23,043,390
6.50%, 2/1/37	50,356,000	49,235,078
6.95%, 1/15/38	106,964,000	110,093,884
6.50%, 9/1/39	71,826,000	69,313,969
5.00%, 8/15/42	76,511,000	61,863,209
8 / Dodge & Cox Income FundSee accompanying Notes to Portfolio of Investments

Portfolio of Investments (unaudited)
             September 30, 2023
Debt Securities (continued)
	Par Value	Value
5.00%, 3/1/43	$42,523,000	$34,414,881
5.50%, 3/1/44	81,454,000	69,299,563
5.40%, 9/1/44	42,127,000	35,483,065
5.55%, 6/1/45	10,200,000	8,765,450
5.20%, 3/1/48	21,247,000	17,382,184
5.45%, 8/1/52	2,800,000	2,379,886
Macy's, Inc.
6.70%, 7/15/34(b)	55,190,000	44,021,200
4.50%, 12/15/34	11,932,000	8,072,555
Microchip Technology, Inc.
.983%, 9/1/24	22,155,000	21,149,418
Nordstrom, Inc.
6.95%, 3/15/28	19,907,000	18,962,843
Occidental Petroleum Corp.
2.90%, 8/15/24	209,901,000	204,848,467
Philip Morris International, Inc.
5.625%, 11/17/29	29,005,000	28,676,002
5.75%, 11/17/32	33,745,000	32,925,826
5.375%, 2/15/33	78,633,000	74,531,253
Prosus NV(f) (China)
3.257%, 1/19/27(b)	7,825,000	6,932,188
4.85%, 7/6/27(b)	195,473,000	182,217,194
3.68%, 1/21/30(b)	210,412,000	169,598,203
3.061%, 7/13/31(b)	528,334,000	392,265,562
4.193%, 1/19/32(b)	81,155,000	64,714,627
4.027%, 8/3/50(b)	16,980,000	9,722,113
3.832%, 2/8/51(b)	13,635,000	7,530,578
4.987%, 1/19/52(b)	363,151,000	238,980,039
RELX PLC (United Kingdom)
4.00%, 3/18/29	58,740,000	54,753,679
TC Energy Corp. (Canada)
5.625%, 5/20/75(d)(e)	270,121,000	250,013,112
5.875%, 8/15/76(d)(e)	236,838,000	215,945,075
5.30%, 3/15/77(d)(e)	308,987,000	265,632,540
5.50%, 9/15/79(d)(e)	188,096,000	154,440,998
5.60%, 3/7/82(d)(e)	72,625,000	59,445,407
Telecom Italia SPA (Italy)
5.303%, 5/30/24(b)	408,704,000	401,832,991
7.20%, 7/18/36	69,968,000	62,256,414
7.721%, 6/4/38	175,032,000	160,154,280
The Cigna Group
4.125%, 11/15/25	47,075,000	45,577,878
7.875%, 5/15/27	26,593,000	28,600,043
4.375%, 10/15/28	64,256,000	60,799,669
The Walt Disney Co.
6.65%, 11/15/37	75,362,000	80,890,074
T-Mobile U.S., Inc.
2.25%, 2/15/26	109,975,000	101,239,103
3.375%, 4/15/29	111,580,000	98,139,029
3.875%, 4/15/30	186,307,000	165,062,590
2.55%, 2/15/31	18,595,000	14,796,211
3.50%, 4/15/31	111,565,000	94,335,939
5.20%, 1/15/33	27,255,000	25,722,318
4.375%, 4/15/40	51,525,000	41,401,772
4.50%, 4/15/50	30,705,000	23,545,509
3.40%, 10/15/52	94,060,000	58,754,163
5.65%, 1/15/53	13,480,000	12,310,637
Ultrapar Participacoes SA (Brazil)
5.25%, 10/6/26(b)	152,925,000	146,043,375
5.25%, 6/6/29(b)	50,542,000	46,396,592
Union Pacific Corp.
5.082%, 1/2/29	1,308,194	1,276,122
5.866%, 7/2/30	10,343,695	10,284,679
6.176%, 1/2/31	11,479,887	11,629,136

	Par Value	Value
Verizon Communications, Inc.
2.55%, 3/21/31	$2,525,000	$2,010,493
4.272%, 1/15/36	164,899,000	140,495,213
3.55%, 3/22/51	21,575,000	14,196,833
VMware, Inc.
1.40%, 8/15/26	83,510,000	73,664,736
Vodafone Group PLC (United Kingdom)
7.00%, 4/4/79(d)(e)	244,700,000	243,037,924
Zoetis, Inc.
4.50%, 11/13/25	101,339,000	99,226,756
		12,120,014,823
Utilities: 2.8%
American Electric Power Co., Inc.
5.699%, 8/15/25	82,135,000	81,714,025
Dominion Energy
1.45%, 4/15/26	30,710,000	27,629,446
3.375%, 4/1/30	23,545,000	20,254,348
5.75%, 10/1/54(d)(e)	240,923,000	233,181,084
Enel SPA (Italy)
5.00%, 6/15/32(b)	7,150,000	6,468,448
7.50%, 10/14/32(b)	17,497,000	18,677,393
6.80%, 9/15/37(b)	138,532,000	139,699,848
6.00%, 10/7/39(b)	161,310,000	149,943,284
NextEra Energy, Inc.
4.255%, 9/1/24	87,765,000	86,347,632
6.051%, 3/1/25	47,710,000	47,782,198
5.749%, 9/1/25	46,450,000	46,319,563
4.625%, 7/15/27	138,275,000	133,277,332
The Southern Co.
4.475%, 8/1/24	118,235,000	116,519,401
5.113%, 8/1/27	169,325,000	165,932,713
4.85%, 6/15/28	95,350,000	92,132,868
4.00%, 1/15/51(d)(e)	317,969,000	294,115,729
3.75%, 9/15/51(d)(e)	145,726,000	127,101,809
		1,787,097,121
		23,942,168,951
Total Debt Securities (Cost $70,854,355,921)		$63,818,296,291
Short-Term Investments: 0.8%
	Par Value/ Shares	Value
Repurchase Agreements: 0.4%
Fixed Income Clearing Corporation(g) 2.70%, dated 9/29/23, due 10/2/23, maturity value $235,096,885	$235,044,000	$235,044,000
Fixed Income Clearing Corporation(g) 5.28%, dated 9/29/23, due 10/2/23, maturity value $15,006,600	15,000,000	15,000,000
		250,044,000
Money Market Fund: 0.4%
State Street Institutional U.S. Government Money Market Fund - Premier Class	258,363,042	258,363,042
Total Short-Term Investments (Cost $508,407,042)		$508,407,042
Total Investments In Securities (Cost $71,362,762,963)	99.6%	$64,326,703,333
Other Assets Less Liabilities	0.4%	288,422,272
Net Assets	100.0%	$64,615,125,605
See accompanying Notes to Portfolio of InvestmentsDodge & Cox Income Fund / 9

Portfolio of Investments (unaudited)
             September 30, 2023
(a)	Inflation-linked
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)
Variable rate security: interest rate is determined by the interest rates of underlying pool of assets that collateralize the security. The interest rate of the security may change due to a change in the interest rates or the composition of underlying pool of assets. The interest rate shown is the rate as of period end.

(d)
Variable rate security: fixed-to-float security pays an initial fixed interest rate and will pay a floating interest rate established at a predetermined time in the future. The interest rate shown is the rate as of period end.

(e)	Hybrid security: characteristics of both a debt and equity security.
(f)	Subsidiary. Security may be issued by parent company or one of its subsidiaries. (see below)
(g)	Repurchase agreement is collateralized by U.S. Treasury Notes 4.125%- 4.625%, 3/15/26-8/31/30. Total collateral value is $255,045,039.
*	Rounds to 0.0%.

Debt securities are grouped by parent company unless otherwise noted.
Actual securities may be issued by the listed parent company or one of its subsidiaries.
The Fund usually classifies a company or issuer based on its country of risk, but may designate a different country in certain circumstances.

Debt securities with floating interest rates are linked to the referenced benchmark; the interest rate shown is the rate as of period end.

CMBS: Commercial Mortgage-Backed Security
CMO: Collateralized Mortgage Obligation
GO: General Obligation
RB: Revenue Bond
REMIC: Real Estate Mortgage Investment Conduit
SOFR: Secured Overnight Financing Rate
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value / Unrealized Appreciation/ (Depreciation)
10 Year U.S. Treasury Note— Long Position	12,750	12/19/23	$1,377,796,875	$(24,431,117)
10 / Dodge & Cox Income FundSee accompanying Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS (unaudited)
Security valuation. The Fund’s net assets are normally valued as of the scheduled close of trading on the New York Stock Exchange (NYSE), generally 4 p.m. Eastern Time, each day that the NYSE is open for business.
Debt securities are valued using prices received from independent pricing services which utilize dealer quotes, recent transaction data, pricing models, and other inputs to arrive at market-based valuations. Pricing models may consider quoted prices for similar securities, interest rates, cash flows (including prepayment speeds), and credit risk. Exchange-traded derivatives are valued at the settlement price determined by the relevant exchange. Short-term securities less than 60 days to maturity may be valued at amortized cost if amortized cost approximates current value. Mutual funds are valued at their respective net asset values. Security values are not discounted based on the size of the Fund’s position and may differ from the value a Fund receives upon sale of the securities. All securities held by the Fund are denominated in U.S. dollars.
If market quotations are not readily available or if normal valuation procedures produce valuations that are deemed unreliable or inappropriate under the circumstances existing at the time, the investment will be valued at fair value as determined in good faith by Dodge & Cox. The Board of Trustees has appointed Dodge & Cox, the Fund’s investment manager, as its "valuation designee", as permitted by Rule 2a-5 under the Investment Company Act of 1940, to make fair value determinations in accordance with the Dodge & Cox Funds Valuation Policies (“Valuation Policies”), subject to Board oversight. Dodge & Cox has established a Pricing Committee that is comprised of representatives from Treasury, Legal, Compliance, and Operations. The Pricing Committee is responsible for implementing the Valuation Policies, including determining the fair value of securities and other investments when necessary. The Pricing Committee considers relevant indications of value that are reasonably available to it in determining the fair value assigned to a particular security, such as the value of similar financial instruments, trading volumes, contractual restrictions on disposition, related corporate actions, and changes in economic conditions. In doing so, the Pricing Committee employs various methods for calibrating fair valuation approaches, including a regular review of key inputs and assumptions, back-testing, and review of any related market activity.
Valuing securities through a fair value determination involves greater reliance on judgment than valuation of securities based on readily available market quotations. In some instances, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a security’s value. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Valuation measurements. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.
◾ Level 1: Unadjusted quoted prices in active markets for identical securities
◾ Level 2: Other significant observable inputs (including quoted prices for similar securities, market indices, interest rates, credit risk, forward exchange rates, etc.)
◾ Level 3: Significant unobservable inputs (including Fund management’s assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s holdings at September 30, 2023:
Classification	LEVEL 1 (Quoted Prices)	LEVEL 2 (Other Significant Observable Inputs)
Securities
Debt Securities
U.S. Treasury	$—	$7,302,135,367
Government-Related	—	2,802,218,872
Securitized	—	29,771,773,101
Corporate	—	23,942,168,951
Short-Term Investments
Repurchase Agreements	—	250,044,000
Money Market Fund	258,363,042	—
Total Securities	$258,363,042	$64,068,340,291
Other Investments
Futures Contracts
Depreciation	$(24,431,117)	$—
Security transactions. Security transactions are recorded on the trade date.
Dodge & Cox Income Fund / 11

DODGE & COX GLOBAL BOND FUND
Consolidated Portfolio of Investments (unaudited)
              September 30, 2023
Debt Securities: 96.1%
		Par Value	Value
Government: 25.9%
Brazil Government (Brazil)
10.00%, 1/1/25	BRL	26,959,000	$5,312,340
10.00%, 1/1/27	BRL	78,655,000	15,298,770
10.00%, 1/1/33	BRL	284,945,000	51,653,140
Colombia Government (Colombia)
4.75%, 4/4/35(a)	COP	65,539,360,980	15,268,074
Hungary Government (Hungary)
6.00%, 11/24/23	HUF	3,567,800,000	9,634,511
Japan Government (Japan)
0.10%, 12/20/24	JPY	12,010,600,000	80,497,061
Malaysia Government (Malaysia)
3.899%, 11/16/27	MYR	199,350,000	42,690,498
Mexico Government (Mexico)
5.75%, 3/5/26	MXN	159,169,800	8,188,694
4.00%, 11/30/28(a)	MXN	89,044,252	4,815,568
8.00%, 11/7/47	MXN	1,070,150,500	50,497,103
New Zealand Government (New Zealand)
2.75%, 4/15/37(b)	NZD	47,200,000	20,996,053
Norway Government (Norway)
3.00%, 8/15/33(c)	NOK	502,200,000	43,324,794
Peru Government (Peru)
6.15%, 8/12/32	PEN	80,311,000	19,723,344
South Africa Government (South Africa)
8.25%, 3/31/32	ZAR	594,373,000	25,587,822
South Korea Government (South Korea)
3.375%, 6/10/32	KRW	36,916,850,000	26,031,019
3.25%, 3/10/53	KRW	7,600,000,000	4,961,465
U.S. Treasury Note/Bond (United States)
5.00%, 8/31/25	USD	20,000,000	19,959,375
4.125%, 9/30/27	USD	21,000,000	20,562,774
4.00%, 7/31/30	USD	74,000,000	71,282,813
3.875%, 8/15/33	USD	31,000,000	29,290,156
			565,575,374
Government-Related: 7.0%
Chicago Transit Authority RB (United States)
6.899%, 12/1/40	USD	3,735,000	4,029,134
6.899%, 12/1/40	USD	340,000	369,538
Colombia Government (Colombia)
4.50%, 3/15/29	USD	6,000,000	5,206,899
5.625%, 2/26/44	USD	7,850,000	5,606,301
5.00%, 6/15/45	USD	2,100,000	1,374,130
5.20%, 5/15/49	USD	3,450,000	2,260,114
Indonesia Government (Indonesia)
1.30%, 3/23/34	EUR	8,549,000	6,434,224
Kommuninvest Cooperative Society (Sweden)
0.75%, 2/4/26(b)	SEK	137,380,000	11,658,635
3.25%, 11/12/29(b)	SEK	113,800,000	10,039,214
New South Wales Treasury Corp (Australia)
3.00%, 5/20/27(b)	AUD	17,471,000	10,737,500
1.75%, 3/20/34(b)	AUD	56,100,000	26,243,962
Petroleo Brasileiro SA (Brazil)
6.625%, 1/16/34	GBP	4,900,000	5,230,222
6.90%, 3/19/49	USD	4,250,000	3,921,253
6.75%, 6/3/50	USD	3,950,000	3,582,548
Petroleos Mexicanos (Mexico)
4.75%, 2/26/29(b)	EUR	7,600,000	6,061,440
6.70%, 2/16/32	USD	8,150,000	6,048,685
6.75%, 9/21/47	USD	2,311,000	1,369,351
7.69%, 1/23/50	USD	50,950,000	32,729,062

		Par Value	Value
State of Illinois GO (United States)
5.10%, 6/1/33	USD	11,770,000	$11,173,155
			154,075,367
Securitized: 17.8%
Asset-Backed: 4.0%
Other: 0.7%
Rio Oil Finance Trust (Brazil)
9.25%, 7/6/24(c)	USD	4,929,383	4,954,030
9.75%, 1/6/27(c)	USD	3,862,806	3,978,691
8.20%, 4/6/28(c)	USD	6,168,834	6,199,678
			15,132,399
Student Loan: 3.3%
Navient Student Loan Trust (United States)
United States 30 Day Average SOFR
+1.364% Series 2016-5A A, 6.679%, 6/25/65(c)	USD	989,857	997,520
+1.4640% Series 2016-3A A3, 6.779%, 6/25/65(c)	USD	14,262,619	14,365,842
+1.114% Series 2017-4A A3, 6.429%, 9/27/66(c)	USD	3,516,124	3,501,707
+0.664% Series 2021-2A A1B, 0.70%, 2/25/70(c)	USD	5,418,351	5,341,458
Navient Student Loan Trust (Private Loans) (United States)
Series 2017-A B, 3.91%, 12/16/58(c)	USD	1,445,000	1,383,814
Series 2020-A B, 3.16%, 11/15/68(c)	USD	2,000,000	1,652,066
SLM Student Loan Trust (United States)
United States 30 Day Average SOFR
+1.0640% Series 2012-1 A3, 6.379%, 9/25/28	USD	1,221,269	1,186,755
United States 90 Day Average SOFR
+0.3710% Series 2003-1 A5A, 5.592%, 12/15/32(c)	USD	1,853,664	1,706,538
+0.7110% Series 2003-1 A5B, 5.932%, 12/15/32(c)	USD	665,191	620,274
+0.751% Series 2007-6 A5, 5.806%, 4/27/43	USD	6,757,095	6,587,423
SMB Private Education Loan Trust (Private Loans) (United States)
Series 2017-B A2A, 2.82%, 10/15/35(c)	USD	451,392	430,992
Series 2018-C B, 4.00%, 11/17/42(c)	USD	1,000,000	900,730
Series 2023-C B, 6.36%, 11/15/52(c)	USD	9,000,000	8,702,500
Series 2021-A APT2, 1.07%, 1/15/53(c)	USD	3,640,156	3,112,050
Series 2023-A B, 5.88%, 1/15/53(c)	USD	7,000,000	6,440,143
Series 2023-B B, 5.77%, 10/16/56(c)	USD	15,475,000	14,796,480
			71,726,292
			86,858,691
CMBS: 0.1%
Agency CMBS: 0.1%
Freddie Mac Military Housing Trust Multifamily (United States)
1 / Dodge & Cox Global Bond FundSee accompanying Notes to Consolidated Portfolio of Investments

Consolidated Portfolio of Investments (unaudited)
             September 30, 2023
Debt Securities (continued)
		Par Value	Value
6.195%, 11/25/52(c)(d)	USD	945,681	$768,882
4.656%, 11/25/55(c)(d)	USD	1,537,044	1,185,392
			1,954,274
Mortgage-Related: 13.7%
CMO & REMIC: 1.5%
Fannie Mae (United States)
Trust 2004-W9 1A3, 6.05%, 2/25/44	USD	202,928	197,736
Freddie Mac (United States)
Series 4183 Z, 3.00%, 3/15/43	USD	18,565,479	15,984,118
Series 4283 EW, 4.50%, 12/15/43(d)	USD	36,623	34,809
Series 4319 MA, 4.50%, 3/15/44(d)	USD	129,793	123,387
Ginnie Mae (United States)
Series 2010-169 JZ, 4.00%, 12/20/40	USD	107,391	97,863
Series 2014-184 GZ, 3.50%, 12/20/44	USD	10,837,079	9,594,822
United States 30 Day Average SOFR
+0.85% Series 2023-H04 FC, 6.164%, 1/20/73	USD	7,486,497	7,381,919
			33,414,654
Federal Agency Mortgage Pass-Through: 12.2%
5.00%, 7/1/25	USD	1,197	1,176
4.50% 4/1/39 - 2/1/45	USD	508,093	478,172
5.83%, 8/1/44(d)	USD	29,102	29,491
5.591%, 9/1/44(d)	USD	20,353	20,562
2.50% 6/1/50 - 4/1/52	USD	85,662,542	68,611,271
2.00% 9/1/50 - 1/1/51	USD	10,705,757	8,240,068
3.50% 5/1/52 - 6/1/52	USD	65,385,806	56,469,366
3.00%, 6/1/62	USD	24,167,348	19,331,933
5.13%, 10/1/44(d)	USD	53,593	53,864
3.85%, 11/1/44(d)	USD	177,740	176,948
3.885%, 1/1/45(d)	USD	85,853	85,272
6.00%, 2/1/35	USD	25,441	25,858
4.50% 8/1/44 - 7/1/47	USD	390,019	366,274
2.50% 6/1/50 - 11/1/51	USD	40,562,993	32,634,987
3.50% 9/1/52 - 10/1/52	USD	93,551,365	80,488,730
			267,013,972
			300,428,626
			389,241,591
Corporate: 45.4%
Financials: 15.9%
Bank of America Corp. (United States)
4.183%, 11/25/27	USD	9,050,000	8,412,889
2.572%, 10/20/32(e)	USD	2,975,000	2,285,968
6.11%, 1/29/37	USD	2,250,000	2,218,810
3.846%, 3/8/37(e)	USD	24,350,000	19,805,178
Barclays PLC (United Kingdom)
4.836%, 5/9/28	USD	9,025,000	8,238,992
5.501%, 8/9/28(e)	USD	1,275,000	1,225,119
5.746%, 8/9/33(e)	USD	2,000,000	1,845,729
7.437%, 11/2/33(e)	USD	1,450,000	1,488,973
7.119%, 6/27/34(e)	USD	1,125,000	1,083,525
3.564%, 9/23/35(e)	USD	8,550,000	6,601,550
BNP Paribas SA (France)
4.375%, 9/28/25(c)	USD	3,290,000	3,166,558
4.375%, 5/12/26(c)	USD	5,675,000	5,432,094
4.625%, 3/13/27(c)	USD	7,675,000	7,276,670
2.591%, 1/20/28(c)(e)	USD	4,000,000	3,563,608
2.588%, 8/12/35(c)(e)	USD	15,396,000	11,547,331

		Par Value	Value
Boston Properties, Inc. (United States)
3.65%, 2/1/26	USD	2,150,000	$2,017,275
6.75%, 12/1/27	USD	3,550,000	3,568,763
3.25%, 1/30/31	USD	8,175,000	6,429,582
6.50%, 1/15/34	USD	4,700,000	4,478,955
Capital One Financial Corp. (United States)
4.927%, 5/10/28(e)	USD	4,400,000	4,175,856
6.312%, 6/8/29(e)	USD	1,475,000	1,441,513
5.268%, 5/10/33(e)	USD	4,450,000	3,935,963
5.817%, 2/1/34(e)	USD	4,111,000	3,704,830
6.377%, 6/8/34(e)	USD	1,500,000	1,415,573
Citigroup, Inc. (United States)
6.625%, 6/15/32	USD	8,884,000	8,969,389
3.785%, 3/17/33(e)	USD	5,050,000	4,212,887
6.174%, 5/25/34(e)	USD	7,900,000	7,549,423
United States 90 Day Average SOFR
+6.63%,12.001%, 10/30/40(f)	USD	4,162,250	4,896,471
HSBC Holdings PLC (United Kingdom)
4.762%, 3/29/33(e)	USD	7,625,000	6,493,728
8.113%, 11/3/33(e)	USD	13,225,000	13,907,846
6.547%, 6/20/34(e)	USD	5,500,000	5,216,014
6.50%, 5/2/36	USD	4,500,000	4,367,251
6.50%, 9/15/37	USD	1,100,000	1,074,083
6.00%, 3/29/40(b)	GBP	5,041,000	5,388,341
JPMorgan Chase & Co. (United States)
1.09%, 3/11/27(b)(e)	EUR	13,150,000	12,845,250
4.493%, 3/24/31(e)	USD	2,125,000	1,945,695
2.522%, 4/22/31(e)	USD	2,000,000	1,621,158
2.956%, 5/13/31(e)	USD	8,550,000	7,024,891
5.717%, 9/14/33(e)	USD	15,400,000	14,803,726
Lloyds Banking Group PLC (United Kingdom)
4.50%, 11/4/24	USD	2,200,000	2,150,420
4.582%, 12/10/25	USD	6,600,000	6,311,813
4.65%, 3/24/26	USD	4,200,000	4,021,477
7.953%, 11/15/33(e)	USD	8,575,000	8,869,364
NatWest Group PLC (United Kingdom)
5.125%, 5/28/24	USD	2,650,000	2,629,088
1.642%, 6/14/27(e)	USD	7,135,000	6,301,129
5.808%, 9/13/29(e)	USD	2,000,000	1,940,125
3.032%, 11/28/35(e)	USD	13,325,000	10,028,638
Navient Corp. (United States)
6.125%, 3/25/24	USD	18,860,000	18,759,216
The Charles Schwab Corp. (United States)
5.643%, 5/19/29(e)	USD	1,900,000	1,860,903
5.853%, 5/19/34(e)	USD	950,000	903,349
6.136%, 8/24/34(e)	USD	1,625,000	1,580,730
The Goldman Sachs Group, Inc. (United States)
3.615%, 3/15/28(e)	USD	9,350,000	8,627,001
UBS Group AG (Switzerland)
2.746%, 2/11/33(c)(e)	USD	4,100,000	3,099,780
5.959%, 1/12/34(c)(e)	USD	7,800,000	7,481,803
UniCredit SPA (Italy)
5.459%, 6/30/35(c)(e)	USD	31,700,000	26,574,242
Wells Fargo & Co. (United States)
4.30%, 7/22/27	USD	3,900,000	3,675,123
2.572%, 2/11/31(e)	USD	5,100,000	4,122,412
3.35%, 3/2/33(e)	USD	6,275,000	5,072,355
4.897%, 7/25/33(e)	USD	2,800,000	2,534,001
5.389%, 4/24/34(e)	USD	2,700,000	2,524,249
See accompanying Notes to Consolidated Portfolio of InvestmentsDodge & Cox Global Bond Fund / 2

Consolidated Portfolio of Investments (unaudited)
             September 30, 2023
Debt Securities (continued)
		Par Value	Value
5.606%, 1/15/44	USD	2,750,000	$2,438,590
4.65%, 11/4/44	USD	550,000	427,661
			347,610,926
Industrials: 26.1%
Altria Group, Inc. (United States)
5.95%, 2/14/49	USD	20,175,000	18,118,169
3.70%, 2/4/51	USD	3,750,000	2,331,658
AT&T, Inc. (United States)
5.25%, 3/1/37	USD	6,675,000	6,061,602
4.85%, 3/1/39	USD	11,100,000	9,392,447
Bayer AG (Germany)
3.125%, 11/12/79(b)(e)(f)	EUR	27,600,000	25,350,214
5.375%, 3/25/82(b)(e)(f)	EUR	8,700,000	8,427,737
British American Tobacco PLC (United Kingdom)
3.75%, (b)(e)(f)(g)	EUR	59,800,000	50,420,786
Cemex SAB de CV (Mexico)
5.125%, (c)(e)(f)(g)	USD	10,800,000	10,110,880
5.20%, 9/17/30(c)	USD	11,345,000	10,426,980
Charter Communications, Inc. (United States)
4.50%, 5/1/32	USD	23,325,000	18,306,577
4.50%, 6/1/33(c)	USD	15,175,000	11,610,989
5.75%, 4/1/48	USD	9,000,000	7,186,147
5.25%, 4/1/53	USD	11,850,000	8,857,912
CVS Health Corp. (United States)
5.05%, 3/25/48	USD	5,675,000	4,715,047
Elanco Animal Health, Inc. (United States)
6.65%, 8/28/28	USD	28,307,000	27,528,557
Ford Motor Credit Co. LLC(h) (United States)
4.063%, 11/1/24	USD	9,780,000	9,468,115
5.125%, 6/16/25	USD	8,175,000	7,913,588
4.134%, 8/4/25	USD	1,325,000	1,256,211
3.375%, 11/13/25	USD	6,000,000	5,566,896
4.389%, 1/8/26	USD	6,240,000	5,889,496
6.80%, 5/12/28	USD	8,425,000	8,415,255
Foundry JV Holdco LLC(h) (United States)
5.875%, 1/25/34(c)	USD	2,925,000	2,794,113
GE HealthCare Technologies, Inc. (United States)
5.905%, 11/22/32	USD	4,925,000	4,886,089
HCA Healthcare, Inc. (United States)
3.625%, 3/15/32	USD	4,750,000	3,937,221
Holcim, Ltd. (Switzerland)
7.125%, 7/15/36	USD	1,150,000	1,214,377
6.50%, 9/12/43(c)	USD	1,225,000	1,124,193
4.75%, 9/22/46(c)	USD	3,300,000	2,548,207
Imperial Brands PLC (United Kingdom)
4.875%, 6/7/32(b)	GBP	25,475,000	26,554,878
Kinder Morgan, Inc. (United States)
6.95%, 1/15/38	USD	5,300,000	5,455,084
5.55%, 6/1/45	USD	9,850,000	8,464,675
5.05%, 2/15/46	USD	3,925,000	3,139,255
5.45%, 8/1/52	USD	5,000,000	4,249,797
Millicom International Cellular SA (Guatemala)
5.125%, 1/15/28(c)	USD	23,535,000	19,883,316
MTN Group, Ltd. (South Africa)
4.755%, 11/11/24(c)	USD	6,000,000	5,835,000
News Corp. (United States)

		Par Value	Value
3.875%, 5/15/29(c)	USD	10,497,000	$9,027,420
Occidental Petroleum Corp. (United States)
6.60%, 3/15/46	USD	10,125,000	9,948,622
Prosus NV(h) (China)
4.193%, 1/19/32(c)	USD	2,000,000	1,594,840
2.031%, 8/3/32(c)	EUR	32,475,000	23,908,584
4.027%, 8/3/50(c)	USD	6,525,000	3,735,971
3.832%, 2/8/51(c)	USD	5,634,000	3,111,645
4.987%, 1/19/52(c)	USD	13,317,000	8,763,564
QVC, Inc.(h) (United States)
4.45%, 2/15/25	USD	8,950,000	7,827,381
TC Energy Corp. (Canada)
5.625%, 5/20/75(e)(f)	USD	3,425,000	3,170,042
5.875%, 8/15/76(e)(f)	USD	5,235,000	4,773,189
5.30%, 3/15/77(e)(f)	USD	28,142,000	24,193,351
5.50%, 9/15/79(e)(f)	USD	10,510,000	8,629,502
5.60%, 3/7/82(e)(f)	USD	1,900,000	1,555,198
Telecom Italia SPA (Italy)
5.303%, 5/30/24(c)	USD	4,800,000	4,719,304
7.20%, 7/18/36	USD	20,283,000	18,047,491
7.721%, 6/4/38	USD	4,100,000	3,751,500
The Williams Co., Inc. (United States)
5.75%, 6/24/44	USD	6,547,000	5,935,374
5.10%, 9/15/45	USD	5,800,000	4,872,405
T-Mobile U.S., Inc. (United States)
3.50%, 4/15/31	USD	19,150,000	16,192,652
8.75%, 3/15/32	USD	13,775,000	15,935,554
Ultrapar Participacoes SA (Brazil)
5.25%, 10/6/26(c)	USD	7,180,000	6,856,900
5.25%, 6/6/29(c)	USD	1,449,000	1,330,154
VMware, Inc. (United States)
1.40%, 8/15/26	USD	4,150,000	3,660,743
Vodafone Group PLC (United Kingdom)
7.00%, 4/4/79(e)(f)	USD	16,200,000	16,089,965
3.00%, 8/27/80(b)(e)(f)	EUR	14,748,000	12,632,901
4.125%, 6/4/81(e)(f)	USD	3,850,000	2,972,700
			570,678,420
Utilities: 3.4%
American Electric Power Co., Inc. (United States)
5.699%, 8/15/25	USD	19,135,000	19,036,925
Dominion Energy (United States)
5.45%, 4/1/53	USD	5,025,000	4,569,124
5.75%, 10/1/54(e)(f)	USD	13,394,000	12,963,592
Enel SPA (Italy)
7.75%, 10/14/52(c)	USD	3,900,000	4,246,828
NextEra Energy, Inc. (United States)
6.051%, 3/1/25	USD	1,700,000	1,702,573
5.749%, 9/1/25	USD	4,375,000	4,362,714
5.00%, 7/15/32	USD	4,500,000	4,205,388
5.65%, 5/1/79(e)(f)	USD	8,075,000	7,435,790
The Southern Co. (United States)
4.475%, 8/1/24	USD	1,900,000	1,872,431
5.113%, 8/1/27	USD	4,425,000	4,336,349
3.75%, 9/15/51(e)(f)	USD	9,976,000	8,701,039
			73,432,753
			991,722,099
Total Debt Securities (Cost $2,321,532,161)			$2,100,614,431
3 / Dodge & Cox Global Bond FundSee accompanying Notes to Consolidated Portfolio of Investments

Consolidated Portfolio of Investments (unaudited)
             September 30, 2023
Short-Term Investments: 4.5%
		Par Value/ Shares	Value
Repurchase Agreements: 4.1%
Fixed Income Clearing Corporation(i) 2.70%, dated 9/29/23, due 10/2/23, maturity value $15,618,513	USD	15,615,000	$15,615,000
Fixed Income Clearing Corporation(i) 5.28%, dated 9/29/23, due 10/2/23, maturity value $75,033,000	USD	75,000,000	75,000,000
			90,615,000
Money Market Fund: 0.4%
State Street Institutional U.S. Government Money Market Fund - Premier Class	USD	8,721,012	8,721,012
Total Short-Term Investments (Cost $99,336,012)			$99,336,012
Total Investments in Securities (Cost $2,420,868,173)		100.6%	$2,199,950,443
Other Assets Less Liabilities		(0.6)%	(13,186,893)
Net Assets		100.0%	$2,186,763,550
(a)	Inflation-linked
(b)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S securities are subject to restrictions on resale in the United States.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)
Variable rate security: interest rate is determined by the interest rates of underlying pool of assets that collateralize the security. The interest rate of the security may change due to a change in the interest rates or the composition of underlying pool of assets. The interest rate shown is the rate as of period end.

(e)
Variable rate security: fixed-to-float security pays an initial fixed interest rate and will pay a floating interest rate established at a predetermined time in the future. The interest rate shown is the rate as of period end.

(f)	Hybrid security: characteristics of both a debt and equity security.
(g)	Perpetual security: no stated maturity date.
(h)	Subsidiary. Security may be issued by parent company or one of its subsidiaries. (see below)
(i)	Repurchase agreement is collateralized by U.S. Treasury Notes 0.50%- 4.375%, 2/28/26-11/15/42. U.S. Treasury Inflation Indexed Note 1.125%, 1/15/33. Total collateral value is $92,427,376.

Debt securities are grouped by parent company unless otherwise noted.
Actual securities may be issued by the listed parent company or one of its subsidiaries.
The Fund usually classifies a company or issuer based on its country of risk, but may designate a different country in certain circumstances.

Debt securities with floating interest rates are linked to the referenced benchmark; the interest rate shown is the rate as of period end.

CMBS: Commercial Mortgage-Backed Security
CMO: Collateralized Mortgage Obligation
GO: General Obligation
RB: Revenue Bond
REMIC: Real Estate Mortgage Investment Conduit
SOFR: Secured Overnight Financing Rate
AUD: Australian Dollar
BRL: Brazilian Real
COP: Colombian Peso
EUR: Euro
GBP: British Pound
HUF: Hungarian Forint
JPY: Japanese Yen
KRW: South Korean Won
MXN: Mexican Peso
MYR: Malaysian Ringgit
NOK: Norwegian Krone
NZD: New Zealand Dollar
PEN: Peruvian Nuevo Sol
SEK: Swedish Krona
USD: United States Dollar
ZAR: South African Rand
See accompanying Notes to Consolidated Portfolio of InvestmentsDodge & Cox Global Bond Fund / 4

Consolidated Portfolio of Investments (unaudited)
             September 30, 2023
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value / Unrealized Appreciation/ (Depreciation)
Euro-Bobl— Short Position	(543)	12/7/23	$(66,450,547)	$843,336
Euro-Bund— Short Position	(394)	12/7/23	(53,585,833)	1,324,067
				$2,167,403
Currency Forward Contracts
Counterparty	Settle Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
COP: Colombian Peso
Goldman Sachs	8/30/24	COP	24,000,000,000	USD	5,474,453	$14,790
EUR: Euro
Bank of America	12/13/23	USD	29,947,819	EUR	27,601,356	672,649
Bank of America	12/13/23	USD	3,121,007	EUR	2,820,846	129,098
HSBC	12/13/23	USD	1,984,321	EUR	1,786,423	89,566
JPMorgan	12/13/23	EUR	4,357,780	USD	4,587,136	34,910
State Street	12/13/23	USD	2,003,862	EUR	1,790,722	104,547
HSBC	3/14/24	USD	1,752,377	EUR	1,614,036	32,505
Standard Chartered	3/14/24	USD	72,261,137	EUR	66,578,974	1,316,417
GBP: British Pound
Bank of America	12/13/23	USD	13,165,922	GBP	10,521,465	322,850
Barclays	12/13/23	USD	2,535,470	GBP	1,996,548	98,375
Barclays	12/13/23	USD	3,466,553	GBP	2,724,966	140,311
JPMorgan	3/14/24	USD	20,799,734	GBP	16,590,331	536,484
NZD: New Zealand Dollar
HSBC	2/28/24	USD	9,279,789	NZD	15,637,720	(91,786)
HSBC	2/28/24	USD	7,479,857	NZD	12,634,564	(91,948)
HSBC	2/28/24	USD	5,074,856	NZD	8,572,168	(62,384)
ZAR: South African Rand
Bank of America	10/18/23	USD	1,909,678	ZAR	35,440,843	40,250
Morgan Stanley	10/18/23	USD	1,661,561	ZAR	30,298,413	63,385
JPMorgan	1/10/24	USD	2,662,047	ZAR	51,699,086	(44,567)
Morgan Stanley	1/10/24	USD	10,072,414	ZAR	193,520,550	(59,009)
Morgan Stanley	1/10/24	USD	10,078,486	ZAR	193,520,550	(52,937)
Unrealized gain on currency forward contracts						3,596,137
Unrealized loss on currency forward contracts						(402,631)
Net unrealized gain on currency forward contracts						$3,193,506
The listed counterparty may be the parent company or one of its subsidiaries.
5 / Dodge & Cox Global Bond FundSee accompanying Notes to Consolidated Portfolio of Investments

NOTES TO CONSOLIDATED PORTFOLIO OF INVESTMENTS (unaudited)
Security valuation. The Fund’s net assets are normally valued as of the scheduled close of trading on the New York Stock Exchange (NYSE), generally 4 p.m. Eastern Time, each day that the NYSE is open for business.
Debt securities are valued using prices received from independent pricing services which utilize dealer quotes, recent transaction data, pricing models, and other inputs to arrive at market-based valuations. Pricing models may consider quoted prices for similar securities, interest rates, cash flows (including prepayment speeds), and credit risk. Exchange-traded derivatives are valued at the settlement price determined by the relevant exchange. Short-term securities less than 60 days to maturity may be valued at amortized cost if amortized cost approximates current value. Mutual funds are valued at their respective net asset values. Security values are not discounted based on the size of the Fund’s position and may differ from the value a Fund receives upon sale of the securities.
Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using prevailing exchange rates.  Currency forward contracts are valued based on the prevailing forward exchange rates of the underlying currencies. As a result, the Fund’s net assets may be affected by changes in the value of currencies in relation to the U.S. dollar.
If market quotations are not readily available or if normal valuation procedures produce valuations that are deemed unreliable or inappropriate under the circumstances existing at the time, the investment will be valued at fair value as determined in good faith by Dodge & Cox. The Board of Trustees has appointed Dodge & Cox, the Fund’s investment manager, as its "valuation designee", as permitted by Rule 2a-5 under the Investment Company Act of 1940, to make fair value determinations in accordance with the Dodge & Cox Funds Valuation Policies (“Valuation Policies”), subject to Board oversight. Dodge & Cox has established a Pricing Committee that is comprised of representatives from Treasury, Legal, Compliance, and Operations. The Pricing Committee is responsible for implementing the Valuation Policies, including determining the fair value of securities and other investments when necessary. The Pricing Committee considers relevant indications of value that are reasonably available to it in determining the fair value assigned to a particular security, such as the value of similar financial instruments, trading volumes, contractual restrictions on disposition, related corporate actions, and changes in economic conditions. In doing so, the Pricing Committee employs various methods for calibrating fair valuation approaches, including a regular review of key inputs and assumptions, back-testing, and review of any related market activity.
Valuing securities through a fair value determination involves greater reliance on judgment than valuation of securities based on readily available market quotations. In some instances, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a security’s value. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Valuation measurements. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.
◾ Level 1: Unadjusted quoted prices in active markets for identical securities
◾ Level 2: Other significant observable inputs (including quoted prices for similar securities, market indices, interest rates, credit risk, forward exchange rates, etc.)
◾ Level 3: Significant unobservable inputs (including Fund management’s assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s holdings at September 30, 2023:
Classification	LEVEL 1 (Quoted Prices)	LEVEL 2 (Other Significant Observable Inputs)
Securities
Debt Securities
Government	$—	$565,575,374
Government-Related	—	154,075,367
Securitized	—	389,241,591
Corporate	—	991,722,099
Short-Term Investments
Repurchase Agreements	—	90,615,000
Money Market Fund	8,721,012	—
Total Securities	$8,721,012	$2,191,229,431
Other Investments
Futures Contracts
Appreciation	$2,167,403	$—
Currency Forward Contracts
Appreciation	—	3,596,137
Depreciation	—	(402,631)
Security transactions. Security transactions are recorded on the trade date.
Dodge & Cox Global Bond Fund / 6